UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 through June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)   Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940  (the “Act”)  (17 CFR 270.30e-1).

(b)

Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act
(17 CFR 270.30e-3)
that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Overview 5
Shareholder Expense Examples 14
Statements of Investments 17
Statements of Assets and Liabilities 34
Statements of Operations 42
Statements of Changes in Net Assets 46
Financial Highlights 54
Notes to Financial Statements 63
Supplemental Information 83
Management Information 85
Market Index Definitions 88

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT Investor Destinations Aggressive Fund - June 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 88.2%
Fixed Income Funds 11.0%
Repurchase Agreement 1.2%
Money Market Fund 0.8%
Liabilities in excess of other assets (1.2)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 50.9%
NVIT International Index Fund, Class Y 20.2%
NVIT Mid Cap Index Fund, Class Y 7.5%
NVIT Emerging Markets Fund, Class Y 6.7%
NVIT Bond Index Fund, Class Y 5.6%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 3.9%
iShares 7-10 Year Treasury Bond ETF 1.2%
iShares Core S&P Small-Cap ETF 1.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 0.8%
iShares Core MSCI Emerging Markets ETF 0.5%
Other Holdings
#
1.7%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 77.3%
Fixed Income Funds 21.4%
Money Market Fund 1.3%
Repurchase Agreements 0.3%
Liabilities in excess of other assets (0.3)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 47.3%
NVIT International Index Fund, Class Y 17.5%
NVIT Bond Index Fund, Class Y 14.5%
NVIT Emerging Markets Fund, Class Y 5.3%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 4.9%
NVIT Mid Cap Index Fund, Class Y 4.8%
iShares 7-10 Year Treasury Bond ETF 1.7%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 1.3%
iShares Core S&P Small-Cap ETF 1.2%
iShares Core MSCI Emerging Markets ETF 0.9%
Other Holdings
#
0.6%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Investor Destinations Moderate Fund - June 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Equity Funds 57.4%
Fixed Income Funds 37.4%
Money Market Fund 5.3%
Repurchase Agreements 1.6%
Liabilities in excess of other assets (1.7)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 38.3%
NVIT Bond Index Fund, Class Y 22.4%
NVIT International Index Fund, Class Y 11.2%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 6.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 5.2%
NVIT Emerging Markets Fund, Class Y 4.2%
iShares 7-10 Year Treasury Bond ETF 2.9%
NVIT Loomis Short Term Bond Fund, Class Y 2.0%
NVIT Mid Cap Index Fund, Class Y 1.8%
iShares 20+ Year Treasury Bond ETF 1.2%
Other Holdings
#
4.0%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

8 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 53.6%
Equity Funds 37.5%
Money Market Fund 8.7%
Repurchase Agreements 0.4%
Liabilities in excess of other assets (0.2)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 28.5%
Nationwide Multi-Cap Portfolio, Class R6 24.6%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 9.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 8.7%
NVIT International Index Fund, Class Y 7.2%
NVIT Loomis Short Term Bond Fund, Class Y 5.5%
iShares 7-10 Year Treasury Bond ETF 3.8%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.0%
iShares U.S. Treasury Bond ETF 2.2%
iShares 20+ Year Treasury Bond ETF 1.6%
Other Holdings
#
5.9%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Investor Destinations Conservative Fund - June 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Fixed Income Funds 68.3%
Equity Funds 18.2%
Money Market Fund 13.4%
Repurchase Agreements 5.4%
Liabilities in excess of other assets
§
(5.3)%
100.0%
Top Holdings
2
NVIT Bond Index Fund, Class Y 30.9%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 12.8%
Nationwide Multi-Cap Portfolio, Class R6 12.2%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 10.5%
NVIT Loomis Short Term Bond Fund, Class Y 8.6%
iShares 7-10 Year Treasury Bond ETF 5.4%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.7%
NVIT International Index Fund, Class Y 3.2%
iShares U.S. Treasury Bond ETF 3.0%
iShares 20+ Year Treasury Bond ETF 1.9%
Other Holdings
#
6.8%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

10 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Investor Destinations Balanced Fund
Asset Allocation
1
Equity Funds 47.5%
Fixed Income Funds 44.4%
Money Market Fund 8.3%
Repurchase Agreements 1.6%
Liabilities in excess of other assets (1.8)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 31.2%
NVIT Bond Index Fund, Class Y 26.2%
NVIT International Index Fund, Class Y 9.0%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 8.2%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.8%
NVIT Loomis Short Term Bond Fund, Class Y 3.9%
NVIT Emerging Markets Fund, Class Y 3.2%
iShares 7-10 Year Treasury Bond ETF 3.2%
iShares U.S. Treasury Bond ETF 1.7%
NVIT Mid Cap Index Fund, Class Y 1.7%
Other Holdings
#
3.9%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Investor Destinations Capital Appreciation Fund - June 30, 2023 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 67.5%
Fixed Income Funds 30.0%
Money Market Fund 2.6%
Repurchase Agreements 0.5%
Liabilities in excess of other assets (0.6)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 44.8%
NVIT Bond Index Fund, Class Y 18.9%
NVIT International Index Fund, Class Y 13.3%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 4.9%
NVIT Emerging Markets Fund, Class Y 4.3%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 2.6%
NVIT Mid Cap Index Fund, Class Y 2.6%
NVIT Loomis Short Term Bond Fund, Class Y 2.0%
iShares 20+ Year Treasury Bond ETF 1.9%
iShares 7-10 Year Treasury Bond ETF 1.7%
Other Holdings
#
3.0%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

12 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Asset Allocation
1
Equity Funds 45.1%
Fixed Income Funds 42.1%
Money Market Fund 8.0%
Repurchase Agreement 1.4%
Futures Contracts 0.3%
Other assets in excess of liabilities 3.1%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 30.8%
NVIT Bond Index Fund, Class Y 26.2%
NVIT International Index Fund, Class Y 9.5%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 8.3%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 7.8%
NVIT Loomis Short Term Bond Fund, Class Y 3.9%
NVIT Emerging Markets Fund, Class Y 3.2%
iShares 7-10 Year Treasury Bond ETF 3.2%
iShares U.S. Treasury Bond ETF 1.7%
NVIT Mid Cap Index Fund, Class Y 1.6%
Other Holdings
#
3.8%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Investor Destinations Managed Growth Fund - June 30, 2023 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Equity Funds 53.8%
Fixed Income Funds 35.0%
Money Market Fund 5.2%
Repurchase Agreements 1.1%
Futures Contracts 0.4%
Other assets in excess of liabilities 4.5%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 38.4%
NVIT Bond Index Fund, Class Y 22.4%
NVIT International Index Fund, Class Y 11.3%
Nationwide BNY Mellon Core Plus Bond ESG Fund,
Class R6 6.8%
Fidelity Investments Money Market Government
Portfolio - Institutional Class 5.5%
NVIT Emerging Markets Fund, Class Y 4.2%
iShares 7-10 Year Treasury Bond ETF 2.9%
NVIT Loomis Short Term Bond Fund, Class Y 2.0%
NVIT Mid Cap Index Fund, Class Y 1.8%
iShares 20+ Year Treasury Bond ETF 1.2%
Other Holdings
#
3.5%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

14 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Investor Destinations Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT Investor Destinations Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,122.50 3.05 0.58
Hypothetical
(c)(d)
1,000.00 1,021.92 2.91 0.58
Class P Shares
Actual
(c)
1,000.00 1,123.40 2.26 0.43
Hypothetical
(c)(d)
1,000.00 1,022.66 2.16 0.43
NVIT Investor Destinations Moderately Aggressive Fund
Class II Shares
Actual
(c)
1,000.00 1,112.80 2.99 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 1,114.10 2.20 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42

Investor Destinations Funds - June 30, 2023 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT Investor Destinations Moderate Fund
Class II Shares
Actual
(c)
1,000.00 1,090.20 2.95 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 1,092.10 2.18 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Investor Destinations Moderately Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,065.30 2.97 0.58
Hypothetical
(c)(d)
1,000.00 1,021.92 2.91 0.58
Class P Shares
Actual
(c)
1,000.00 1,067.00 2.20 0.43
Hypothetical
(c)(d)
1,000.00 1,022.66 2.16 0.43
NVIT Investor Destinations Conservative Fund
Class II Shares
Actual
(c)
1,000.00 1,042.40 2.94 0.58
Hypothetical
(c)(d)
1,000.00 1,021.92 2.91 0.58
Class P Shares
Actual
(c)
1,000.00 1,043.70 2.18 0.43
Hypothetical
(c)(d)
1,000.00 1,022.66 2.16 0.43
NVIT Investor Destinations Balanced Fund
Class II Shares
Actual
(c)
1,000.00 1,077.70 2.94 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 1,078.70 2.16 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Investor Destinations Capital Appreciation Fund
Class II Shares
Actual
(c)
1,000.00 1,102.20 2.97 0.57
Hypothetical
(c)(d)
1,000.00 1,021.97 2.86 0.57
Class P Shares
Actual
(c)
1,000.00 1,102.80 2.19 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
NVIT Investor Destinations Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 1,074.90 1.54 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 1,074.30 2.83 0.55
Hypothetical
(c)(d)
1,000.00 1,022.07 2.76 0.55

16 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Investor Destinations Funds
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT Investor Destinations Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,082.50 1.60 0.31
Hypothetical
(c)(d)
1,000.00 1,023.26 1.56 0.31
Class II Shares
Actual
(c)
1,000.00 1,080.80 2.89 0.56
Hypothetical
(c)(d)
1,000.00 1,022.02 2.81 0.56
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT Investor Destinations Aggressive Fund - June 30, 2023 (Unaudited) - Statement of Investments - 17
Investment Companies 96 .4%
Shares Value ($)
Equity Funds 86.7%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 14,421,713 181,713,581
NVIT Emerging Markets Fund,
Class Y(a) 2,258,509 24,030,539
NVIT International Index Fund,
Class Y(a) 7,007,340 72,315,744
NVIT Mid Cap Index Fund, Class
Y(a) 1,422,783 26,933,275
NVIT Small Cap Index Fund,
Class Y(a) 159,513 1,215,488
Total Equity Funds
(cost $313,766,594) 306,208,627
Fixed Income Funds 9.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,575,983 13,963,209
NVIT Bond Index Fund, Class
Y(a) 2,191,419 20,139,137
Total Fixed Income Funds
(cost $37,263,822) 34,102,346
Total Investment Companies
(cost $351,030,416) 340,310,973
Exchange Traded Funds 2 .8%
Equity Funds 1.5%
iShares Core MSCI Emerging
Markets ETF(b) 34,768 1,713,715
iShares Core S&P Small-Cap
ETF 35,227 3,510,370
Total Equity Funds
(cost $5,552,470) 5,224,085
Fixed Income Funds 1.3%
iShares 7-10 Year Treasury Bond
ETF(b) 43,032 4,156,891
iShares U.S. Treasury Bond ETF 30,319 694,305
Total Fixed Income Funds
(cost $5,534,734) 4,851,196
Total Exchange Traded Funds
(cost $11,087,204) 10,075,281
Short-Term Investment 0 .8%
Shares Value ($)
Money Market Fund 0 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.03% (c) 2,823,198 2,823,198
Total Short-Term Investment
(cost $2,823,198)
2,823,198
Repurchase Agreement 1 .2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $4,090,660,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $4,170,711.
(d)(e) 4,088,932 4,088,932
Total Repurchase Agreement
(cost $4,088,932) 4,088,932
Total Investments
(cost $369,029,750) — 101.2% 357,298,384
Liabilities in excess of other assets — (1.2)% (4,313,107)
NET ASSETS — 100.0% $ 352,985,277
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $5,709,825, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,088,932 and by $1,719,371 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
9/15/2023 – 11/15/2052, a total value of $5,808,303.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $4,088,932.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 94 .6%
Shares Value ($)
Equity Funds 75.2%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 36,849,826 464,307,810
NVIT Emerging Markets Fund,
Class Y(a) 4,853,941 51,645,932
NVIT International Index Fund,
Class Y(a) 16,657,304 171,903,375
NVIT Mid Cap Index Fund, Class
Y(a) 2,498,975 47,305,602
NVIT Small Cap Index Fund,
Class Y(a) 174,527 1,329,899
Total Equity Funds
(cost $749,232,214) 736,492,618
Fixed Income Funds 19.4%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,474,254 48,501,891
NVIT Bond Index Fund, Class
Y(a) 15,446,579 141,954,060
Total Fixed Income Funds
(cost $210,759,137) 190,455,951
Total Investment Companies
(cost $959,991,351) 926,948,569
Exchange Traded Funds 4 .1%
Equity Funds 2.1%
iShares Core MSCI Emerging
Markets ETF 180,662 8,904,830
iShares Core S&P Small-Cap
ETF 119,227 11,880,970
Total Equity Funds
(cost $22,742,679) 20,785,800
Fixed Income Funds 2.0%
iShares 7-10 Year Treasury
Bond ETF 169,370 16,361,142
iShares U.S. Treasury Bond
ETF(b) 126,413 2,894,858
Total Fixed Income Funds
(cost $22,239,371) 19,256,000
Total Exchange Traded Funds
(cost $44,982,050) 40,041,800
Short-Term Investment 1 .3%
Money Market Fund 1 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.03% (c) 12,540,535 12,540,535
Total Short-Term Investment
(cost $12,540,535)
12,540,535
Repurchase Agreements 0 .3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $760,782,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $775,669.(d)
(e) 760,460 760,460
CF Secured, LLC, 5.05%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,421, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052; total
market value $1,020,429.
(d)(e) 1,000,000 1,000,000
Pershing LLC, 5.08%, dated
6/30/2023, due 7/3/2023,
repurchase price $700,573,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/16/2023
- 2/20/2073; total market
value $714,282.(d)(e) 700,277 700,277
Total Repurchase Agreements
(cost $2,460,737) 2,460,737
Total Investments
(cost $1,019,974,673) — 100.3% 981,991,641
Liabilities in excess of other assets — (0.3)% (2,867,312)
NET ASSETS — 100.0% $ 979,124,329
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $2,358,677, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,460,737.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $2,460,737.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderate Fund - June 30, 2023 (Unaudited) - Statement of Investments - 19
Investment Companies 88 .6%
Shares Value ($)
Equity Funds 56.5%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 58,421,664 736,112,968
NVIT Emerging Markets Fund,
Class Y(a) 7,596,146 80,822,995
NVIT International Index Fund,
Class Y(a) 20,949,424 216,198,053
NVIT Mid Cap Index Fund, Class
Y(a) 1,817,676 34,408,598
Total Equity Funds
(cost $1,102,251,557) 1,067,542,614
Fixed Income Funds 32.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 14,851,986 131,588,596
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 829,078 7,494,868
NVIT Bond Index Fund, Class
Y(a) 46,794,922 430,045,333
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,896,239 37,559,740
Total Fixed Income Funds
(cost $683,185,468) 606,688,537
Total Investment Companies
(cost $1,785,437,025) 1,674,231,151
Exchange Traded Funds 6 .2%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF 180,790 18,015,724
Total Equity Funds
(cost  $20,084,149) 18,015,724
Fixed Income Funds 5.3%
iShares 20+ Year Treasury Bond
ETF 217,835 22,423,934
iShares 7-10 Year Treasury Bond
ETF(b) 579,231 55,953,714
iShares U.S. Treasury Bond
ETF(b) 939,091 21,505,184
Total Fixed Income Funds
(cost $121,022,368) 99,882,832
Total Exchange Traded Funds
(cost $141,106,517) 117,898,556
Short-Term Investment 5 .3%
Money Market Fund 5 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.03% (c) 100,915,202 100,915,202
Total Short-Term Investment
(cost $100,915,202)
100,915,202
Repurchase Agreements 1 .6%
Principal
Amount ($) Value ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$15,006,325, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market
value $15,300,000.(d)(e) 15,000,000 15,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $4,734,547,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $4,827,198.
(d)(e) 4,732,547 4,732,547
Pershing LLC, 5.08%,
dated 6/30/2023, due
7/3/2023, repurchase price
$10,004,234, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/16/2023
- 2/20/2073; total market
value $10,200,000.(d)(e) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $29,732,547) 29,732,547
Total Investments
(cost $2,057,191,291) — 101.7% 1,922,777,456
Liabilities in excess of other assets — (1.7)% (32,567,549)
NET ASSETS — 100.0% $ 1,890,209,907

20 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Investor Destinations Moderate Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $28,919,623, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $29,732,547.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $29,732,547.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Conservative Fund - June 30, 2023 (Unaudited) - Statement of Investments - 21
Investment Companies 81 .3%
Shares Value ($)
Equity Funds 35.3%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 11,164,070 140,667,281
NVIT Emerging Markets Fund,
Class Y(a) 746,769 7,945,621
NVIT International Index Fund,
Class Y(a) 3,990,311 41,180,007
NVIT Mid Cap Index Fund, Class
Y(a) 450,989 8,537,220
NVIT Small Cap Index Fund,
Class Y(a) 358,648 2,732,902
Total Equity Funds
(cost $201,221,635) 201,063,031
Fixed Income Funds 46.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,784,311 51,248,993
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,883,445 17,026,340
NVIT Bond Index Fund, Class
Y(a) 17,748,409 163,107,879
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,245,445 31,286,092
Total Fixed Income Funds
(cost $294,397,239) 262,669,304
Total Investment Companies
(cost $495,618,874) 463,732,335
Exchange Traded Funds 9 .8%
Equity Funds 2.2%
iShares Core MSCI Emerging
Markets ETF(b) 176,943 8,721,520
iShares Core S&P Small-Cap
ETF 35,563 3,543,853
Total Equity Funds
(cost $13,330,240) 12,265,373
Fixed Income Funds 7.6%
iShares 20+ Year Treasury Bond
ETF 87,912 9,049,661
iShares 7-10 Year Treasury Bond
ETF(b) 225,118 21,746,400
iShares U.S. Treasury Bond
ETF(b) 556,063 12,733,843
Total Fixed Income Funds
(cost $52,446,538) 43,529,904
Total Exchange Traded Funds
(cost $65,776,778) 55,795,277
Short-Term Investment 8 .7%
Money Market Fund 8 .7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.03% (c) 49,880,703 49,880,703
Total Short-Term Investment
(cost $49,880,703)
49,880,703
Repurchase Agreements 0 .4%
Principal
Amount ($) Value ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,422, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $289,570,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $295,236.(d)
(e) 289,448 289,448
Pershing LLC, 5.08%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,424, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/16/2023
- 2/20/2073; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,289,448) 2,289,448
Total Investments
(cost $613,565,803) — 100.2% 571,697,763
Liabilities in excess of other assets — (0.2)% (1,035,580)
NET ASSETS — 100.0% $ 570,662,183

22 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $3,469,860, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $2,289,448 and by $1,239,234 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
9/15/2023 – 11/15/2052, a total value of $3,528,682.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $2,289,448.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Conservative Fund - June 30, 2023 (Unaudited) - Statement of Investments - 23
Investment Companies 75 .3%
Shares Value ($)
Equity Funds 17.8%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 5,424,023 68,342,694
NVIT Emerging Markets Fund,
Class Y(a) 682,029 7,256,788
NVIT International Index Fund,
Class Y(a) 1,763,408 18,198,372
NVIT Mid Cap Index Fund, Class
Y(a) 23,315 441,345
NVIT Small Cap Index Fund,
Class Y(a) 64,227 489,407
Total Equity Funds
(cost $88,255,246) 94,728,606
Fixed Income Funds 57.5%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,636,196 58,796,694
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,946,574 26,637,033
NVIT Bond Index Fund, Class
Y(a) 18,891,944 173,616,968
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,985,054 48,055,924
Total Fixed Income Funds
(cost $341,537,516) 307,106,619
Total Investment Companies
(cost $429,792,762) 401,835,225
Exchange Traded Funds 11 .2%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF(b) 14,683 723,725
iShares Core S&P Small-Cap
ETF 12,315 1,227,190
Total Equity Funds
(cost $2,147,282) 1,950,915
Fixed Income Funds 10.8%
iShares 20+ Year Treasury Bond
ETF 103,175 10,620,835
iShares 7-10 Year Treasury Bond
ETF(b) 315,572 30,484,255
iShares U.S. Treasury Bond
ETF(b) 730,748 16,734,129
Total Fixed Income Funds
(cost $69,347,374) 57,839,219
Total Exchange Traded Funds
(cost $71,494,656) 59,790,134
Short-Term Investment 13 .4%
Money Market Fund 13 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.03% (c) 71,764,343 71,764,343
Total Short-Term Investment
(cost $71,764,343)
71,764,343
Repurchase Agreements 5 .4%
Principal
Amount ($) Value ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$5,002,109, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market
value $5,100,000.(d)(e) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,646,897,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $3,718,263.
(d)(e) 3,645,356 3,645,356
CF Secured, LLC, 5.05%,
dated 6/30/2023, due
7/3/2023, repurchase price
$15,006,313, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 7.63%,
maturing 7/20/2023 -
5/15/2052; total market
value $15,306,442.(d)(e) 15,000,000 15,000,000
MetLife, Inc., 5.07%,
dated 6/30/2023, due
7/3/2023, repurchase price
$5,002,113, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing  5/15/2046; total
market value $5,102,759.
(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $28,645,356) 28,645,356
Total Investments
(cost $601,697,117) — 105.3% 562,035,058
Liabilities in excess of other assets — (5.3)% (28,110,493)
NET ASSETS — 100.0% $ 533,924,565

24 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Investor Destinations Conservative Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $46,196,165, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $28,645,356 and by $18,920,732 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.50%, and maturity dates ranging
from 9/15/2023 – 11/15/2052, a total value of $47,566,088.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $28,645,356.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - June 30, 2023 (Unaudited) - Statement of Investments - 25
Investment Companies 85 .0%
Shares Value ($)
Equity Funds 46.0%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 31,317,310 394,598,112
NVIT Emerging Markets Fund,
Class Y(a) 3,849,354 40,957,125
NVIT International Index Fund,
Class Y(a) 11,090,074 114,449,563
NVIT Mid Cap Index Fund, Class
Y(a) 1,102,824 20,876,459
Total Equity Funds
(cost $591,551,005) 570,881,259
Fixed Income Funds 39.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 11,176,923 99,027,537
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 545,922 4,935,131
NVIT Bond Index Fund, Class
Y(a) 36,065,111 331,438,367
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,131,098 49,463,782
Total Fixed Income Funds
(cost $547,778,091) 484,864,817
Total Investment Companies
(cost $1,139,329,096) 1,055,746,076
Exchange Traded Funds 6 .9%
Equity Funds 1.5%
iShares Core MSCI Emerging
Markets ETF(b) 118,411 5,836,478
iShares Core S&P Small-Cap
ETF 129,733 12,927,894
Total Equity Funds
(cost $19,396,508) 18,764,372
Fixed Income Funds 5.4%
iShares 20+ Year Treasury Bond
ETF 47,805 4,921,047
iShares 7-10 Year Treasury Bond
ETF(b) 419,518 40,525,439
iShares U.S. Treasury Bond
ETF(b) 941,228 21,554,121
Total Fixed Income Funds
(cost $78,495,523) 67,000,607
Total Exchange Traded Funds
(cost $97,892,031) 85,764,979
Short-Term Investment 8 .3%
Money Market Fund 8 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.03% (c) 103,208,494 103,208,494
Total Short-Term Investment
(cost $103,208,494)
103,208,494
Repurchase Agreements 1 .6%
Principal
Amount ($) Value ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,422, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,515,397,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $3,584,190.
(d)(e) 3,513,912 3,513,912
CF Secured, LLC, 5.05%,
dated 6/30/2023, due
7/3/2023, repurchase price
$15,006,313, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 7.63%,
maturing 7/20/2023 -
5/15/2052; total market
value $15,306,442.(d)(e) 15,000,000 15,000,000
Pershing LLC, 5.08%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,424, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/16/2023
- 2/20/2073; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $20,513,912) 20,513,912
Total Investments
(cost $1,360,943,533) — 101.8% 1,265,233,461
Liabilities in excess of other assets — (1.8)% (21,829,231)
NET ASSETS — 100.0% $ 1,243,404,230

26 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Investor Destinations Balanced Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $30,587,507, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $20,513,912 and by $11,145,815 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% – 4.50%, and maturity dates ranging
from 9/15/2023 – 11/15/2052, a total value of $31,659,727.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $20,513,912.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Capital Appreciation Fund - June 30, 2023 (Unaudited) - Statement of Investments - 27
Investment Companies 91 .3%
Shares Value ($)
Equity Funds 65.4%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 40,428,313 509,396,737
NVIT Emerging Markets Fund,
Class Y(a) 4,572,769 48,654,266
NVIT International Index Fund,
Class Y(a) 14,713,123 151,839,425
NVIT Mid Cap Index Fund, Class
Y(a) 1,551,584 29,371,489
Total Equity Funds
(cost $758,437,168) 739,261,917
Fixed Income Funds 25.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,338,529 56,159,370
NVIT Bond Index Fund, Class
Y(a) 23,340,220 214,496,623
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,327,975 22,441,682
Total Fixed Income Funds
(cost $328,253,592) 293,097,675
Total Investment Companies
(cost $1,086,690,760) 1,032,359,592
Exchange Traded Funds 6 .2%
Equity Funds 2.1%
iShares Core MSCI Emerging
Markets ETF(b) 164,137 8,090,313
iShares Core S&P Small-Cap
ETF(b) 154,954 15,441,166
Total Equity Funds
(cost $24,123,087) 23,531,479
Fixed Income Funds 4.1%
iShares 20+ Year Treasury Bond
ETF 206,142 21,220,257
iShares 7-10 Year Treasury
Bond ETF 196,140 18,947,124
iShares U.S. Treasury Bond
ETF(b) 292,911 6,707,662
Total Fixed Income Funds
(cost $60,698,485) 46,875,043
Total Exchange Traded Funds
(cost $84,821,572) 70,406,522
Short-Term Investment 2 .6%
Money Market Fund 2 .6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.03% (c) 29,625,926 29,625,926
Total Short-Term Investment
(cost $29,625,926)
29,625,926
Repurchase Agreements 0 .5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $2,323,032,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $2,368,491.
(d)(e) 2,322,050 2,322,050
CF Secured, LLC, 5.05%,
dated 6/30/2023, due
7/3/2023, repurchase price
$3,001,263, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052; total
market value $3,061,288.
(d)(e) 3,000,000 3,000,000
Pershing LLC, 5.08%, dated
6/30/2023, due 7/3/2023,
repurchase price $150,064,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/16/2023
- 2/20/2073; total market
value $153,000.(d)(e) 150,000 150,000
Total Repurchase Agreements
(cost $5,472,050) 5,472,050
Total Investments
(cost $1,206,610,308) — 100.6% 1,137,864,090
Liabilities in excess of other assets — (0.6)% (6,366,421)
NET ASSETS — 100.0% $ 1,131,497,669

28 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $13,315,535, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,472,050 and by $8,193,738 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.38%, and maturity dates ranging from
9/15/2023 – 11/15/2052, a total value of $13,665,788.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $5,472,050.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth & Income Fund - June 30, 2023 (Unaudited) - Statement of Investments - 29
Investment Companies 80 .6%
Shares Value ($)
Equity Funds 43.6%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 9,932,387 125,148,080
NVIT Emerging Markets Fund,
Class Y(a) 1,237,400 13,165,936
NVIT International Index Fund,
Class Y(a) 3,747,799 38,677,288
NVIT Mid Cap Index Fund, Class
Y(a) 352,497 6,672,772
Total Equity Funds
(cost $187,122,065) 183,664,076
Fixed Income Funds 37.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,592,114 31,826,131
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 175,490 1,586,427
NVIT Bond Index Fund, Class
Y(a) 11,584,547 106,461,987
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,649,423 15,900,438
Total Fixed Income Funds
(cost $173,188,843) 155,774,983
Total Investment Companies
(cost $360,310,908) 339,439,059
Exchange Traded Funds 6 .6%
Equity Funds 1.5%
iShares Core MSCI Emerging
Markets ETF(b) 38,073 1,876,618
iShares Core S&P Small-Cap
ETF(b) 42,089 4,194,169
Total Equity Funds
(cost $6,271,458) 6,070,787
Fixed Income Funds 5.1%
iShares 20+ Year Treasury Bond
ETF 15,376 1,582,805
iShares 7-10 Year Treasury Bond
ETF(b) 134,925 13,033,755
iShares U.S. Treasury Bond
ETF(b) 302,676 6,931,280
Total Fixed Income Funds
(cost $25,126,122) 21,547,840
Total Exchange Traded Funds
(cost $31,397,580) 27,618,627
Short-Term Investment 8 .0%
Money Market Fund 8 .0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.03% (c) 33,589,344 33,589,344
Total Short-Term Investment
(cost $33,589,344)
33,589,344
Repurchase Agreement 1 .4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $5,984,679,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $6,101,794.
(d)(e) 5,982,151 5,982,151
Total Repurchase Agreement
(cost $5,982,151) 5,982,151
Total Investments
(cost $431,279,983) — 96.6% 406,629,181
Other assets in excess of liabilities — 3.4% 14,340,899
NET ASSETS — 100.0% $ 420,970,080
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $20,143,412, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $5,982,151 and by $14,583,961 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.13% – 4.50%, and maturity dates ranging from
9/15/2023 – 11/15/2052, a total value of $20,566,112.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $5,982,151.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

30 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 177 9/2023 USD 19,076,175 123,561
Russell 2000 E-Mini Index 64 9/2023 USD 6,091,840 40,187
S&P 500 E-Mini Index 131 9/2023 USD 29,398,038 761,416
S&P Midcap 400 E-Mini Index 51 9/2023 USD 13,484,910 317,878
Net contracts 1,243,042
As of June 30, 2023, the Fund had $3,520,039 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 31
Investment Companies 83 .0%
Shares Value ($)
Equity Funds 52.9%
Nationwide Multi-Cap Portfolio,
Class R6*(a) 30,558,087 385,031,890
NVIT Emerging Markets Fund,
Class Y(a) 3,966,395 42,202,447
NVIT International Index Fund,
Class Y(a) 10,938,934 112,889,795
NVIT Mid Cap Index Fund, Class
Y(a) 954,145 18,061,971
Total Equity Funds
(cost $576,634,716) 558,186,103
Fixed Income Funds 30.1%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,753,295 68,694,196
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 432,909 3,913,496
NVIT Bond Index Fund, Class
Y(a) 24,434,256 224,550,812
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,034,452 19,612,116
Total Fixed Income Funds
(cost $351,870,769) 316,770,620
Total Investment Companies
(cost $928,505,485) 874,956,723
Exchange Traded Funds 5 .8%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF(b) 95,383 9,504,916
Total Equity Funds
(cost  $10,581,976) 9,504,916
Fixed Income Funds 4.9%
iShares 20+ Year Treasury Bond
ETF 113,868 11,721,572
iShares 7-10 Year Treasury Bond
ETF(b) 302,732 29,243,911
iShares U.S. Treasury Bond
ETF(b) 490,865 11,240,809
Total Fixed Income Funds
(cost $63,143,997) 52,206,292
Total Exchange Traded Funds
(cost $73,725,973) 61,711,208
Short-Term Investment 5 .2%
Money Market Fund 5 .2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.03% (c) 54,680,331 54,680,331
Total Short-Term Investment
(cost $54,680,331)
54,680,331
Repurchase Agreements 1 .1%
Principal
Amount ($) Value ($)
Bank of America NA, 5.06%,
dated 6/30/2023, due
7/3/2023, repurchase price
$300,127, collateralized by
U.S. Government Agency
Securities, 3.50%, maturing
8/20/2045; total market
value $306,000.(d)(e) 300,000 300,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $4,728,005,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $4,820,528.
(d)(e) 4,726,007 4,726,007
CF Secured, LLC, 5.05%,
dated 6/30/2023, due
7/3/2023, repurchase price
$5,002,105, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052; total
market value $5,102,147.
(d)(e) 5,000,000 5,000,000
MetLife, Inc., 5.07%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,423, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing  5/15/2046; total
market value $1,020,552.
(d)(e) 1,000,000 1,000,000
Pershing LLC, 5.08%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,424, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/16/2023
- 2/20/2073; total market
value $1,020,000.(d)(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $12,026,007) 12,026,007
Total Investments
(cost $1,068,937,796) — 95.1% 1,003,374,269
Other assets in excess of liabilities — 4.9% 51,272,250
NET ASSETS — 100.0% $ 1,054,646,519

32 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $11,593,555, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $12,026,007.
(c) Represents 7-day effective yield as of June 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $12,026,007.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 619 9/2023 USD 66,712,725 391,928
Russell 2000 E-Mini Index 232 9/2023 USD 22,082,920 30,403
S&P 500 E-Mini Index 484 9/2023 USD 108,615,650 3,148,328
S&P Midcap 400 E-Mini Index 186 9/2023 USD 49,180,260 1,081,162
Net contracts 4,651,821
As of June 30, 2023, the Fund had $12,805,782 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

34 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 340,310,973
Investment securities of unaffiliated issuers, at value
*
12,898,479
Repurchase agreements, at value 4,088,932
Interest and dividends receivable 10,965
Security lending income receivable 556
Receivable for investments sold 217,789
Receivable for capital shares issued 1,952
Prepaid expenses 1,765
Total Assets 357,531,411
Liabilities:
Payable for investments purchased 185,370
Payable for capital shares redeemed 62,674
Payable upon return of securities loaned (Note 2) 4,088,932
Accrued expenses and other payables:
Investment advisory fees 37,146
Fund administration fees 13,298
Distribution fees 71,434
Administrative servicing fees 44,554
Accounting and transfer agent fees 122
Trustee fees 69
Custodian fees 10,693
Compliance program costs (Note 3) 373
Professional fees 10,223
Printing fees 20,764
Other 482
Total Liabilities 4,546,134
Net Assets $ 352,985,277
* Includes value of securities on loan (Note 2) 5,709,825
Cost of investment securities of affiliated issuers 351,030,416
Cost of investment securities of unaffiliated issuers 13,910,402
Cost of repurchase agreements 4,088,932
Represented by:
Capital $ 376,040,060
Total distributable earnings (loss) (23,054,783)
Net Assets $ 352,985,277

Investor Destinations Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 35
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 926,948,569 $ 1,674,231,151 $ 463,732,335 $ 401,835,225 $ 1,055,746,076
52,582,335 218,813,758 105,675,980 131,554,477 188,973,473
2,460,737 29,732,547 2,289,448 28,645,356 20,513,912
52,058 399,359 211,041 299,037 414,984
1,211 1,699 752 489 2,503
1,057,321 2,326,886 1,616,808 1,464,862 2,413,473
18,899 14,974 1,898 57,385 368,657
4,756 9,191 2,817 2,763 6,122
983,125,886 1,925,529,565 573,531,079 563,859,594 1,268,439,200
585,795 3,868,107 123,148 — 3,748,345
414,106 681,447 124,358 983,826 110,194
2,460,737 29,732,547 2,289,448 28,645,356 20,513,912
103,244 200,373 60,866 57,218 132,011
24,434 40,834 17,340 16,721 29,307
198,553 385,346 117,200 110,151 253,876
131,724 260,125 74,987 66,867 151,721
358 896 277 264 617
370 825 293 294 560
33,745 71,528 22,464 20,288 46,215
1,063 2,098 651 615 1,385
12,896 19,295 11,637 11,472 15,860
32,955 50,387 23,739 20,348 28,199
1,577 5,850 2,488 1,609 2,768
4,001,557 35,319,658 2,868,896 29,935,029 25,034,970
$ 979,124,329 $ 1,890,209,907 $ 570,662,183 $ 533,924,565 $ 1,243,404,230
2,358,677 28,919,623 3,469,860 46,196,165 30,587,507
959,991,351 1,785,437,025 495,618,874 429,792,762 1,139,329,096
57,522,585 242,021,719 115,657,481 143,258,999 201,100,525
2,460,737 29,732,547 2,289,448 28,645,356 20,513,912
$ 1,050,722,858 $ 2,088,552,066 $ 626,644,402 $ 585,476,650 $ 1,362,121,223
(71,598,529) (198,342,159) (55,982,219) (51,552,085) (118,716,993)
$ 979,124,329 $ 1,890,209,907 $ 570,662,183 $ 533,924,565 $ 1,243,404,230

36 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Net Assets:
Class II Shares $ 310,672,143
Class P Shares 42,313,134
Total $ 352,985,277
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 32,003,926
Class P Shares 4,386,973
Total 36,390,899
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 9 .71
Class P Shares $ 9 .65

Investor Destinations Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 37
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 878,948,690 $ 1,846,298,924 $ 567,785,863 $ 530,116,531 $ 1,233,051,934
100,175,639 43,910,983 2,876,320 3,808,034 10,352,296
$ 979,124,329 $ 1,890,209,907 $ 570,662,183 $ 533,924,565 $ 1,243,404,230
101,312,565 224,629,292 64,429,242 58,287,136 98,774,254
11,666,807 5,370,518 328,257 419,383 829,708
112,979,372 229,999,810 64,757,499 58,706,519 99,603,962
$ 8 .68 $ 8 .22 $ 8 .81 $ 9 .09 $ 12 .48
$ 8 .59 $ 8 .18 $ 8 .76 $ 9 .08 $ 12 .48

38 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,032,359,592
Investment securities of unaffiliated issuers, at value
*
100,032,448
Repurchase agreements, at value 5,472,050
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 115,438
Security lending income receivable 1,904
Receivable for investments sold 2,454,451
Receivable for capital shares issued 231
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 5,524
Total Assets 1,140,441,638
Liabilities:
Payable for investments purchased 2,578,716
Payable for capital shares redeemed 290,810
Payable upon return of securities loaned (Note 2) 5,472,050
Accrued expenses and other payables:
Investment advisory fees 119,829
Fund administration fees 27,250
Distribution fees 230,450
Administrative servicing fees 140,372
Accounting and transfer agent fees 533
Trustee fees 490
Custodian fees 42,868
Compliance program costs (Note 3) 1,254
Professional fees 13,797
Printing fees 22,476
Other 3,074
Total Liabilities 8,943,969
Net Assets $ 1,131,497,669
* Includes value of securities on loan (Note 2) 13,315,535
Cost of investment securities of affiliated issuers 1,086,690,760
Cost of investment securities of unaffiliated issuers 114,447,498
Cost of repurchase agreements 5,472,050
Represented by:
Capital $ 1,216,981,089
Total distributable earnings (loss) (85,483,420)
Net Assets $ 1,131,497,669

Investor Destinations Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 39
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 339,439,059 $ 874,956,723
61,207,971 116,391,539
5,982,151 12,026,007
17,072,628 51,179,451
3,405,074 12,984,271
184,540 375,020
695 1,439
812,242 922,564
335 —
650,101 2,421,660
16,749 25,141
2,099 5,336
428,773,644 1,071,289,151
1,492,990 3,808,714
79,253 244,056
5,982,151 12,026,007
51,235 128,640
14,548 25,853
85,112 213,294
50,700 125,501
183 566
162 498
13,502 34,021
461 1,163
12,252 15,761
20,060 17,803
955 755
7,803,564 16,642,632
$ 420,970,080 $ 1,054,646,519
20,143,412 11,593,555
360,310,908 928,505,485
64,986,924 128,406,304
5,982,151 12,026,007
$ 466,610,320 $ 1,175,747,521
(45,640,240) (121,101,002)
$ 420,970,080 $ 1,054,646,519

40 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ —
Class II Shares 1,116,060,870
Class P Shares 15,436,799
Total $ 1,131,497,669
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 94,121,645
Class P Shares 1,307,871
Total 95,429,516
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 11 .86
Class P Shares $ 11 .80

Investor Destinations Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 41
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 1,893,357 $ 5,465,017
419,076,723 1,049,181,502
— —
$ 420,970,080 $ 1,054,646,519
191,207 555,293
42,641,017 107,462,497
— —
42,832,224 108,017,790
$ 9 .90 $ 9 .84
$ 9 .83 $ 9 .76
$ — $ —

42 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 264,793
Dividend income from unaffiliated issuers 150,354
Income from securities lending (Note 2) 1,835
Interest income (unaffiliated) —
Total Income 416,982
EXPENSES:
Investment advisory fees 217,533
Fund administration fees 57,307
Distribution fees Class II Shares 368,593
Distribution fees Class P Shares 49,575
Administrative servicing fees Class II Shares 221,157
Professional fees 12,709
Printing fees 6,179
Trustee fees 5,877
Custodian fees 1,904
Accounting and transfer agent fees 1,242
Compliance program costs (Note 3) 724
Other 3,655
Total Expenses 946,455
NET INVESTMENT INCOME/(LOSS) (529,473)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (8,042,634)
Transactions in investment securities of unaffiliated issuers (60,515)
Net realized gains (losses) (8,103,149)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 47,091,446
Investment securities of unaffiliated issuers 212,485
Net change in unrealized appreciation/depreciation 47,303,931
Net realized/unrealized gains (losses) 39,200,782
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 38,671,309

Investor Destinations Funds - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 43
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 937,679 $ 2,727,999 $ 1,370,820 $ 1,718,346 $ 2,056,486
661,227 3,419,929 1,807,396 2,378,167 3,157,266
4,728 15,276 8,494 5,585 17,462
15 78 35 47 49
1,603,649 6,163,282 3,186,745 4,102,145 5,231,263
612,947 1,207,735 373,355 352,003 796,997
123,232 222,398 83,314 79,755 153,925
1,060,658 2,271,091 714,600 672,375 1,519,993
118,098 51,501 3,398 4,561 12,708
636,398 1,362,661 428,762 403,427 912,001
23,146 37,696 17,139 16,599 27,178
8,574 16,248 8,909 7,677 9,882
16,653 33,017 10,262 9,640 21,746
5,730 11,893 3,876 3,552 7,854
3,100 6,087 2,071 1,987 4,000
2,050 4,062 1,263 1,192 2,683
10,023 18,853 6,111 5,797 12,764
2,620,609 5,243,242 1,653,060 1,558,565 3,481,731
(1,016,960) 920,040 1,533,685 2,543,580 1,749,532
(20,081,556) (31,015,627) (10,649,197) (8,538,125) (19,386,554)
(293,435) (466,082) (900,631) (961,142) (309,604)
(20,374,991) (31,481,709) (11,549,828) (9,499,267) (19,696,158)
120,718,961 190,099,516 44,802,626 28,271,098 108,423,934
1,623,046 2,810,746 2,296,207 1,948,385 2,070,168
122,342,007 192,910,262 47,098,833 30,219,483 110,494,102
101,967,016 161,428,553 35,549,005 20,720,216 90,797,944
$ 100,950,056 $ 162,348,593 $ 37,082,690 $ 23,263,796 $ 92,547,476

44 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from unaffiliated issuers $ 1,359,875
Dividend income from affiliated issuers 1,095,203
Income from securities lending (Note 2) 7,538
Interest income (unaffiliated) 39
Total Income 2,462,655
EXPENSES:
Investment advisory fees 720,449
Fund administration fees 141,165
Distribution fees Class II Shares 1,366,876
Distribution fees Class P Shares 18,616
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 820,130
Professional fees 26,295
Printing fees 9,568
Trustee fees 19,681
Custodian fees 7,194
Accounting and transfer agent fees 3,601
Compliance program costs (Note 3) 2,418
Other 11,492
Total expenses before expenses reimbursed 3,147,485
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,147,485
NET INVESTMENT INCOME/(LOSS) (684,830)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (18,945,175)
Transactions in investment securities of unaffiliated issuers (76,619)
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) (19,021,794)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 125,942,910
Investment securities of unaffiliated issuers 2,265,157
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 128,208,067
Net realized/unrealized gains (losses) 109,186,273
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 108,501,443

Investor Destinations Funds - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 45
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 1,356,867 $ 2,904,283
625,110 1,346,113
6,635 5,849
26,754 100,355
2,015,366 4,356,600
308,961 775,313
65,706 133,084
512,684 1,285,726
— —
1,349 3,874
307,612 771,439
13,025 23,427
7,159 9,880
7,303 18,314
2,374 5,971
1,396 3,419
903 2,265
4,655 11,519
1,233,127 3,044,231
(101,993) (154,821)
1,131,134 2,889,410
884,232 1,467,190
(6,655,574) (17,520,136)
(121,191) (332,887)
(1,138,677) (9,069,687)
(7,915,442) (26,922,710)
35,806,646 102,078,546
689,262 1,568,938
181,658 3,395,203
36,677,566 107,042,687
28,762,124 80,119,977
$ 29,646,356 $ 81,587,167

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ (529,473) $ 2,347,112
Net realized gains (losses) (8,103,149) 2,582,004
Net change in unrealized appreciation/depreciation 47,303,931 (79,945,350)
Change in net assets resulting from operations 38,671,309 (75,016,234)
Distributions to Shareholders From:
Distributable earnings:
Class II — (81,210,911)
Class P — (10,034,296)
Change in net assets from shareholder distributions — (91,245,207)
Change in net assets from capital transactions (6,974,383) 88,440,054
Change in net assets 31,696,926 (77,821,387)
Net Assets:
Beginning of period 321,288,351 399,109,738
End of period $ 352,985,277 $ 321,288,351
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 11,865,363 $ 23,428,938
Dividends reinvested — 81,210,911
Cost of shares redeemed (19,263,470) (30,447,123)
Total Class II Shares (7,398,107) 74,192,726
Class P Shares
Proceeds from shares issued 1,748,959 5,478,400
Dividends reinvested — 10,034,296
Cost of shares redeemed (1,325,235) (1,265,368)
Total Class P Shares 423,724 14,247,328
Change in net assets from capital transactions $ (6,974,383) $ 88,440,054
SHARE TRANSACTIONS:
Class II Shares
Issued 1,284,789 1,975,159
Reinvested — 9,356,096
Redeemed (2,104,086) (2,689,173)
Total Class II Shares (819,297) 8,642,082
Class P Shares
Issued 192,251 504,903
Reinvested — 1,165,423
Redeemed (144,566) (116,404)
Total Class P Shares 47,685 1,553,922
Total change in shares (771,612) 10,196,004

Investor Destinations Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 47
NVIT Investor Destinations Moderately
Aggressive Fund NVIT Investor Destinations Moderate Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ (1,016,960) $ 7,914,302 $ 920,040 $ 20,831,488
(20,374,991) 6,110,307 (31,481,709) (24,092,881)
122,342,007 (231,279,337) 192,910,262 (396,752,455)
100,950,056 (217,254,728) 162,348,593 (400,013,848)
— (299,645,999) — (586,204,980)
— (31,026,163) — (11,952,853)
— (330,672,162) — (598,157,833)
(37,945,705) 259,908,811 (113,404,926) 366,511,888
63,004,351 (288,018,079) 48,943,667 (631,659,793)
916,119,978 1,204,138,057 1,841,266,240 2,472,926,033
$ 979,124,329 $ 916,119,978 $ 1,890,209,907 $ 1,841,266,240
$ 14,000,688 $ 20,604,161 $ 8,540,023 $ 13,523,753
— 299,645,999 — 586,204,980
(53,280,365) (94,980,916) (123,208,012) (246,303,447)
(39,279,677) 225,269,244 (114,667,989) 353,425,286
3,738,155 6,504,119 2,381,387 5,326,513
— 31,026,163 — 11,952,853
(2,404,183) (2,890,715) (1,118,324) (4,192,764)
1,333,972 34,639,567 1,263,063 13,086,602
$ (37,945,705) $ 259,908,811 $ (113,404,926) $ 366,511,888
1,684,950 1,813,284 1,070,979 1,277,544
— 38,268,965 — 77,335,749
(6,448,391) (8,809,859) (15,558,596) (24,205,314)
(4,763,441) 31,272,390 (14,487,617) 54,407,979
459,045 615,547 302,265 562,804
— 4,008,548 — 1,587,364
(292,101) (271,115) (141,463) (410,865)
166,944 4,352,980 160,802 1,739,303
(4,596,497) 35,625,370 (14,326,815) 56,147,282

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 1,533,685 $ 9,188,404
Net realized losses (11,549,828) (6,497,547)
Net change in unrealized appreciation/depreciation 47,098,833 (110,642,654)
Change in net assets resulting from operations 37,082,690 (107,951,797)
Distributions to Shareholders From:
Distributable earnings:
Class II — (113,043,650)
Class P — (494,250)
Change in net assets from shareholder distributions — (113,537,900)
Change in net assets from capital transactions (44,128,583) 25,118,225
Change in net assets (7,045,893) (196,371,472)
Net Assets:
Beginning of period 577,708,076 774,079,548
End of period $ 570,662,183 $ 577,708,076
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 12,299,435 $ 13,410,165
Dividends reinvested — 113,043,650
Cost of shares redeemed (56,417,679) (101,978,612)
Total Class II Shares (44,118,244) 24,475,203
Class P Shares
Proceeds from shares issued 146,508 473,451
Dividends reinvested — 494,250
Cost of shares redeemed (156,847) (324,679)
Total Class P Shares (10,339) 643,022
Change in net assets from capital transactions $ (44,128,583) $ 25,118,225
SHARE TRANSACTIONS:
Class II Shares
Issued 1,422,586 1,298,206
Reinvested — 13,586,977
Redeemed (6,562,051) (10,244,648)
Total Class II Shares (5,139,465) 4,640,535
Class P Shares
Issued 16,948 51,532
Reinvested — 59,764
Redeemed (18,581) (34,486)
Total Class P Shares (1,633) 76,810
Total change in shares (5,141,098) 4,717,345

Investor Destinations Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 49
NVIT Investor Destinations Conservative
Fund NVIT Investor Destinations Balanced Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 2,543,580 $ 10,202,693 $ 1,749,532 $ 15,868,745
(9,499,267) (7,533,480) (19,696,158) (13,353,055)
30,219,483 (85,265,689) 110,494,102 (233,450,900)
23,263,796 (82,596,476) 92,547,476 (230,935,210)
— (42,518,443) — (267,976,555)
— (271,063) — (2,320,222)
— (42,789,506) — (270,296,777)
(34,882,531) (31,929,488) (65,028,133) 136,946,846
(11,618,735) (157,315,470) 27,519,343 (364,285,141)
545,543,300 702,858,770 1,215,884,887 1,580,170,028
$ 533,924,565 $ 545,543,300 $ 1,243,404,230 $ 1,215,884,887
$ 20,553,717 $ 42,608,692 $ 2,625,106 $ 7,349,268
— 42,518,443 — 267,976,555
(55,581,501) (116,875,024) (66,364,035) (141,090,596)
(35,027,784) (31,747,889) (63,738,929) 134,235,227
244,012 447,132 436,511 1,064,045
— 271,063 — 2,320,222
(98,759) (899,794) (1,725,715) (672,648)
145,253 (181,599) (1,289,204) 2,711,619
$ (34,882,531) $ (31,929,488) $ (65,028,133) $ 136,946,846
2,285,128 4,540,341 216,842 498,499
— 4,831,641 — 23,022,041
(6,184,751) (12,196,749) (5,490,746) (9,891,916)
(3,899,623) (2,824,767) (5,273,904) 13,628,624
27,168 45,282 36,220 77,618
— 30,908 — 199,675
(10,998) (92,766) (141,747) (50,494)
16,170 (16,576) (105,527) 226,799
(3,883,453) (2,841,343) (5,379,431) 13,855,423

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ (684,830) $ 10,847,496
Net realized losses (19,021,794) (2,271,166)
Net change in unrealized appreciation/depreciation 128,208,067 (262,594,055)
Change in net assets resulting from operations 108,501,443 (254,017,725)
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II — (397,228,327)
Class P — (5,037,807)
Change in net assets from shareholder distributions — (402,266,134)
Change in net assets from capital transactions (70,063,534) 263,964,707
Change in net assets 38,437,909 (392,319,152)
Net Assets:
Beginning of period 1,093,059,760 1,485,378,912
End of period $ 1,131,497,669 $ 1,093,059,760
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 2,733,990 3,303,337
Dividends reinvested — 397,228,327
Cost of shares redeemed (72,202,520) (141,564,421)
Total Class II Shares (69,468,530) 258,967,243
Class P Shares
Proceeds from shares issued 450,270 1,338,698
Dividends reinvested — 5,037,807
Cost of shares redeemed (1,045,274) (1,379,041)
Total Class P Shares (595,004) 4,997,464
Change in net assets from capital transactions $ (70,063,534) $ 263,964,707

Investor Destinations Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 51
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 884,232 $ 5,455,214 $ 1,467,190 $ 11,851,944
(7,915,442) (7,442,696) (26,922,710) (13,484,637)
36,677,566 (69,023,610) 107,042,687 (190,708,736)
29,646,356 (71,011,092) 81,587,167 (192,341,429)
— (188,188) — (804,069)
— (46,321,341) — (187,493,362)
— — — —
— (46,509,529) — (188,297,431)
(18,992,312) 15,512,902 (55,129,468) 117,207,999
10,654,044 (102,007,719) 26,457,699 (263,430,861)
410,316,036 512,323,755 1,028,188,820 1,291,619,681
$ 420,970,080 $ 410,316,036 $ 1,054,646,519 $ 1,028,188,820
$ 214,268 $ 445,383 $ 304,289 $ 1,053,060
— 188,188 — 804,069
(218,607) (97,473) (135,918) (220,171)
(4,339) 536,098 168,371 1,636,958
1,816,371 7,518,558 1,636,936 13,383,720
— 46,321,341 — 187,493,362
(20,804,344) (38,863,095) (56,934,775) (85,306,041)
(18,987,973) 14,976,804 (55,297,839) 115,571,041
— — — —
— — — —
— — — —
— — — —
$ (18,992,312) $ 15,512,902 $ (55,129,468) $ 117,207,999

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 242,727 245,603
Reinvested — 36,746,376
Redeemed (6,369,231) (9,351,625)
Total Class II Shares (6,126,504) 27,640,354
Class P Shares
Issued 39,581 98,920
Reinvested — 468,633
Redeemed (91,374) (85,617)
Total Class P Shares (51,793) 481,936
Total change in shares (6,178,297) 28,122,290

Investor Destinations Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 53
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
22,541 41,167 32,561 100,565
— 20,235 — 86,739
(22,739) (9,345) (14,474) (19,962)
(198) 52,057 18,087 167,342
188,768 716,331 176,125 1,191,270
— 5,007,713 — 20,357,585
(2,190,551) (3,753,256) (6,059,585) (7,807,608)
(2,001,783) 1,970,788 (5,883,460) 13,741,247
— — — —
— — — —
— — — —
— — — —
(2,001,981) 2,022,845 (5,865,373) 13,908,589

54 - Financial Highlights - June 30, 2023 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2023 (Unaudited) $ 8.65 $ (0.02) $ 1.08 $ 1.06 $ — $ — $ — $ 9.71 12.25% $ 310,672 0.58% (0.33)% 0.58% 11.07%
12/31/2022 14.81 0.08 (2.87) (2.79) — (3.37) (3.37) 8.65 (18.89)% 284,010 0.59% 0.67% 0.59% 21.13%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
12/31/2020 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) 13.05 12.82% 296,578 0.59% 1.53% 0.59% 15.71%
12/31/2019 11.21 0.23 2.34 2.57 (0.24) (1.14) (1.38) 12.40 23.73% 267,228 0.59% 1.86% 0.59% 12.92%(g)
12/31/2018 13.60 0.19 (1.27) (1.08) (0.19) (1.12) (1.31) 11.21 (8.85)% 241,290 0.59% 1.42% 0.59% 17.14%
Class P Shares
6/30/2023 (Unaudited) 8.59 (0.01) 1.07 1.06 — — — 9.65 12.34% 42,313 0.43% (0.18)% 0.43% 11.07%
12/31/2022 14.72 0.10 (2.86) (2.76) — (3.37) (3.37) 8.59 (18.77)% 37,279 0.44% 0.86% 0.44% 21.13%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
12/31/2020 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) 12.96 13.00% 33,465 0.44% 1.75% 0.44% 15.71%
12/31/2019 11.14 0.27 2.29 2.56 (0.26) (1.14) (1.40) 12.30 23.80% 26,844 0.44% 2.19% 0.44% 12.92%(g)
12/31/2018 13.52 0.22 (1.27) (1.05) (0.21) (1.12) (1.33) 11.14 (8.66)% 19,453 0.44% 1.70% 0.44% 17.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2023 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2023 (Unaudited) $ 7.80 $ (0.01) $ 0.89 $ 0.88 $ — $ — $ — $ 8.68 11.28% $ 878,949 0.57% (0.23)% 0.57% 9.18%
12/31/2022 14.70 0.08 (2.75) (2.67) — (4.23) (4.23) 7.80 (18.28)% 827,408 0.57% 0.77% 0.57% 16.14%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
12/31/2020 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) 13.15 12.33% 1,034,734 0.58% 1.49% 0.58% 13.54%
12/31/2019 11.58 0.24 2.19 2.43 (0.25) (1.25) (1.50) 12.51 21.83% 1,021,891 0.57% 1.89% 0.57% 11.88%(g)
12/31/2018 14.11 0.21 (1.17) (0.96) (0.21) (1.36) (1.57) 11.58 (7.73)% 958,862 0.57% 1.54% 0.57% 10.53%
Class P Shares
6/30/2023 (Unaudited) 7.71 — 0.88 0.88 — — — 8.59 11.41% 100,176 0.42% (0.08)% 0.42% 9.18%
12/31/2022 14.58 0.11 (2.75) (2.64) — (4.23) (4.23) 7.71 (18.23)% 88,712 0.42% 0.98% 0.42% 16.14%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
12/31/2020 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) 13.04 12.53% 89,662 0.43% 1.75% 0.43% 13.54%
12/31/2019 11.48 0.28 2.16 2.44 (0.28) (1.25) (1.53) 12.39 22.04% 75,487 0.42% 2.22% 0.42% 11.88%(g)
12/31/2018 14.01 0.26 (1.19) (0.93) (0.24) (1.36) (1.60) 11.48 (7.61)% 57,797 0.42% 1.90% 0.42% 10.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

56 - Financial Highlights - June 30, 2023 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2023 (Unaudited) $ 7.54 $ — $ 0.68 $ 0.68 $ — $ — $ — $ 8.22 9.02% $ 1,846,299 0.57% 0.10% 0.57% 4.42%
12/31/2022 13.14 0.10 (2.26) (2.16) — (3.44) (3.44) 7.54 (16.55)% 1,802,235 0.57% 1.01% 0.57% 12.51%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
12/31/2020 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) 12.07 10.34% 2,461,085 0.57% 1.56% 0.57% 12.14%
12/31/2019 11.06 0.24 1.66 1.90 (0.25) (1.11) (1.36) 11.60 17.74% 2,501,624 0.57% 1.99% 0.57% 11.80%(g)
12/31/2018 13.02 0.22 (0.89) (0.67) (0.22) (1.07) (1.29) 11.06 (5.68)% 2,385,345 0.57% 1.73% 0.57% 11.64%
Class P Shares
6/30/2023 (Unaudited) 7.49 0.01 0.68 0.69 — — — 8.18 9.21% 43,911 0.42% 0.25% 0.42% 4.42%
12/31/2022 13.07 0.12 (2.26) (2.14) — (3.44) (3.44) 7.49 (16.49)% 39,031 0.42% 1.22% 0.42% 12.51%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
12/31/2020 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) 12.02 10.59% 34,383 0.42% 1.98% 0.42% 12.14%
12/31/2019 11.01 0.27 1.63 1.90 (0.27) (1.11) (1.38) 11.53 17.83% 25,394 0.42% 2.28% 0.42% 11.80%(g)
12/31/2018 12.97 0.26 (0.90) (0.64) (0.25) (1.07) (1.32) 11.01 (5.53)% 20,920 0.42% 2.03% 0.42% 11.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2023 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2023 (Unaudited) $ 8.27 $ 0.02 $ 0.52 $ 0.54 $ — $ — $ — $ 8.81 6.53% $ 567,786 0.58% 0.53% 0.58% 5.61%
12/31/2022 11.88 0.14 (1.84) (1.70) — (1.91) (1.91) 8.27 (14.39)% 574,999 0.58% 1.42% 0.58% 13.53%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
12/31/2020 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) 11.25 8.55% 809,718 0.58% 1.54% 0.58% 14.41%
12/31/2019 10.14 0.22 1.12 1.34 (0.23) (0.57) (0.80) 10.68 13.48% 825,375 0.58% 2.01% 0.58% 8.43%(g)
12/31/2018 11.37 0.21 (0.61) (0.40) (0.21) (0.62) (0.83) 10.14 (3.73)% 804,423 0.57% 1.87% 0.57% 10.79%
Class P Shares
6/30/2023 (Unaudited) 8.21 0.03 0.52 0.55 — — — 8.76 6.70% 2,876 0.43% 0.69% 0.43% 5.61%
12/31/2022 11.80 0.17 (1.85) (1.68) — (1.91) (1.91) 8.21 (14.34)% 2,709 0.43% 1.68% 0.43% 13.53%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
12/31/2020 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) 11.18 8.71% 2,818 0.43% 1.83% 0.43% 14.41%
12/31/2019 10.07 0.24 1.11 1.35 (0.25) (0.57) (0.82) 10.60 13.67% 2,293 0.43% 2.28% 0.43% 8.43%(g)
12/31/2018 11.30 0.24 (0.62) (0.38) (0.23) (0.62) (0.85) 10.07 (3.58)% 1,926 0.42% 2.14% 0.42% 10.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

58 - Financial Highlights - June 30, 2023 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2023 (Unaudited) $ 8.72 $ 0.04 $ 0.33 $ 0.37 $ — $ — $ — $ 9.09 4.24% $ 530,117 0.58% 0.94% 0.58% 5.58%
12/31/2022 10.74 0.16 (1.46) (1.30) — (0.72) (0.72) 8.72 (12.19)% 542,037 0.58% 1.69% 0.58% 17.41%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
12/31/2020 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) 10.54 6.71% 790,805 0.58% 1.66% 0.58% 22.58%
12/31/2019 9.50 0.20 0.70 0.90 (0.22) (0.20) (0.42) 9.98 9.53% 688,613 0.58% 2.06% 0.58% 15.84%(g)
12/31/2018 10.08 0.20 (0.38) (0.18) (0.20) (0.20) (0.40) 9.50 (1.80)% 683,885 0.58% 2.02% 0.58% 16.29%
Class P Shares
6/30/2023 (Unaudited) 8.70 0.05 0.33 0.38 — — — 9.08 4.37% 3,808 0.43% 1.10% 0.43% 5.58%
12/31/2022 10.70 0.18 (1.46) (1.28) — (0.72) (0.72) 8.70 (12.04)% 3,506 0.43% 1.84% 0.43% 17.41%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
12/31/2020 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) 10.51 6.95% 4,515 0.43% 1.82% 0.43% 22.58%
12/31/2019 9.46 0.23 0.67 0.90 (0.23) (0.20) (0.43) 9.93 9.65% 4,124 0.43% 2.30% 0.43% 15.84%(g)
12/31/2018 10.04 0.23 (0.39) (0.16) (0.22) (0.20) (0.42) 9.46 (1.62)% 3,555 0.43% 2.32% 0.43% 16.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2023 (Unaudited) - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2023 (Unaudited) $ 11.58 $ 0.02 $ 0.88 $ 0.90 $ — $ — $ — $ 12.48 7.77% $ 1,233,052 0.57% 0.28% 0.57% 4.62%
12/31/2022 17.34 0.17 (2.75) (2.58) — (3.18) (3.18) 11.58 (14.99)% 1,205,067 0.57% 1.19% 0.57% 13.14%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
12/31/2020 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) 16.20 9.41% 1,620,709 0.57% 1.61% 0.57% 14.53%
12/31/2019 14.39 0.32 1.84 2.16 (0.33) (0.96) (1.29) 15.26 15.34% 1,582,104 0.57% 2.06% 0.57% 12.40%(g)
12/31/2018 16.11 0.30 (1.04) (0.74) (0.30) (0.68) (0.98) 14.39 (4.85)% 1,475,912 0.57% 1.87% 0.57% 13.01%
Class P Shares
6/30/2023 (Unaudited) 11.57 0.03 0.88 0.91 — — — 12.48 7.87% 10,352 0.42% 0.43% 0.42% 4.62%
12/31/2022 17.30 0.20 (2.75) (2.55) — (3.18) (3.18) 11.57 (14.84)% 10,818 0.42% 1.41% 0.42% 13.14%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
12/31/2020 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) 16.16 9.50% 11,365 0.42% 1.91% 0.42% 14.53%
12/31/2019 14.35 0.37 1.81 2.18 (0.36) (0.96) (1.32) 15.21 15.51% 9,412 0.42% 2.42% 0.42% 12.40%(g)
12/31/2018 16.06 0.34 (1.04) (0.70) (0.33) (0.68) (1.01) 14.35 (4.63)% 7,387 0.42% 2.16% 0.42% 13.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

60 - Financial Highlights - June 30, 2023 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2023 (Unaudited) $ 10.76 $ (0.01) $ 1.11 $ 1.10 $ — $ — $ — $ 11.86 10.22% $ 1,116,061 0.57% (0.13)% 0.57% 4.22%
12/31/2022 20.21 0.13 (3.65) (3.52) — (5.93) (5.93) 10.76 (17.57)% 1,078,510 0.57% 0.89% 0.57% 12.44%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
12/31/2020 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) 18.32 11.62% 1,462,628 0.57% 1.52% 0.57% 12.84%
12/31/2019 16.03 0.33 2.78 3.11 (0.36) (1.33) (1.69) 17.45 19.94% 1,445,670 0.57% 1.91% 0.57% 9.90%(g)
12/31/2018 18.57 0.30 (1.41) (1.11) (0.30) (1.13) (1.43) 16.03 (6.47)% 1,362,536 0.57% 1.63% 0.57% 11.49%
Class P Shares
6/30/2023 (Unaudited) 10.70 — 1.10 1.10 — — — 11.80 10.28% 15,437 0.42% 0.02% 0.42% 4.22%
12/31/2022 20.12 0.16 (3.65) (3.49) — (5.93) (5.93) 10.70 (17.50)% 14,549 0.42% 1.09% 0.42% 12.44%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
12/31/2020 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) 18.24 11.80% 14,683 0.42% 1.96% 0.42% 12.84%
12/31/2019 15.95 0.39 2.73 3.12 (0.39) (1.33) (1.72) 17.35 20.11% 10,776 0.42% 2.25% 0.42% 9.90%(g)
12/31/2018 18.50 0.37 (1.45) (1.08) (0.34) (1.13) (1.47) 15.95 (6.36)% 8,387 0.42% 2.03% 0.42% 11.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Fund - June 30, 2023 (Unaudited) - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 9.21 $ 0.03 $ 0.66 $ 0.69 $ — $ — $ — $ 9.90 7.49% $ 1,893 0.30% 0.68% 0.35% 7.69%
12/31/2022 12.00 0.16 (1.81) (1.65) — (1.14) (1.14) 9.21 (13.87)% 1,763 0.30% 1.58% 0.35% 15.70%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
12/31/2020 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) 11.45 4.83% 1,402 0.30% 1.91% 0.35% 13.58%
12/31/2019 10.21 0.26 1.10 1.36 (0.27) (0.24) (0.51) 11.06 13.37% 1,218 0.30% 2.44% 0.35% 18.32%(h)
12/31/2018 11.63 0.26 (0.85) (0.59) (0.24) (0.59) (0.83) 10.21 (5.38)% 945 0.30% 2.28% 0.35% 14.15%
Class II Shares
6/30/2023 (Unaudited) 9.15 0.02 0.66 0.68 — — — 9.83 7.43% 419,077 0.55% 0.43% 0.60% 7.69%
12/31/2022 11.97 0.13 (1.81) (1.68) — (1.14) (1.14) 9.15 (14.17)% 408,553 0.55% 1.23% 0.60% 15.70%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
12/31/2020 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) 11.41 4.56% 494,836 0.55% 1.54% 0.60% 13.58%
12/31/2019 10.21 0.23 1.09 1.32 (0.24) (0.24) (0.48) 11.05 13.00% 492,738 0.55% 2.09% 0.60% 18.32%(h)
12/31/2018 11.63 0.21 (0.83) (0.62) (0.21) (0.59) (0.80) 10.21 (5.63)% 443,904 0.55% 1.87% 0.60% 14.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

62 - Financial Highlights - June 30, 2023 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 9.09 $ 0.03 $ 0.72 $ 0.75 $ — $ — $ — $ 9.84 8.25% $ 5,465 0.31% 0.53% 0.34% 7.06%
12/31/2022 12.96 0.16 (2.06) (1.90) — (1.97) (1.97) 9.09 (14.96)% 4,883 0.31% 1.43% 0.34% 14.73%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
12/31/2020 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) 12.01 6.59% 3,608 0.31% 1.88% 0.35% 13.50%
12/31/2019 10.43 0.27 1.33 1.60 (0.27) (0.27) (0.54) 11.49 15.52% 3,081 0.31% 2.39% 0.34% 14.79%(h)
12/31/2018 12.02 0.24 (0.90) (0.66) (0.23) (0.70) (0.93) 10.43 (5.82)% 2,313 0.31% 2.11% 0.34% 12.01%
Class II Shares
6/30/2023 (Unaudited) 9.03 0.01 0.72 0.73 — — — 9.76 8.08% 1,049,182 0.56% 0.28% 0.59% 7.06%
12/31/2022 12.92 0.12 (2.04) (1.92) — (1.97) (1.97) 9.03 (15.16)% 1,023,306 0.56% 1.06% 0.59% 14.73%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
12/31/2020 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) 11.98 6.33% 1,210,471 0.56% 1.49% 0.60% 13.50%
12/31/2019 10.43 0.23 1.34 1.57 (0.24) (0.27) (0.51) 11.49 15.25% 1,184,500 0.56% 2.06% 0.59% 14.79%(h)
12/31/2018 12.02 0.21 (0.90) (0.69) (0.20) (0.70) (0.90) 10.43 (6.05)% 1,045,770 0.56% 1.78% 0.59% 12.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Portfolio turnover excludes securities received or delivered in-kind.

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 63
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, affiliated series of the Nationwide Mutual Funds (“NMF”) and affiliated series of the ETF Series Solutions (“ESS”) (together, the “Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide Contract”) issued by NLIC.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

64 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, other series of NMF, and other series of ESS (together, the “series of the
Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’
Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 10,075,281 $ – $ – $ 10,075,281
Investment Companies 340,310,973 – – 340,310,973
Repurchase Agreement – 4,088,932 – 4,088,932
Short-Term Investment 2,823,198 – – 2,823,198
Total $ 353,209,452 $ 4,088,932 $ – $ 357,298,384
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 40,041,800 $ – $ – $ 40,041,800
Investment Companies 926,948,569 – – 926,948,569
Repurchase Agreements – 2,460,737 – 2,460,737
Short-Term Investment 12,540,535 – – 12,540,535
Total $ 979,530,904 $ 2,460,737 $ – $ 981,991,641

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 65
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 117,898,556 $ – $ – $ 117,898,556
Investment Companies 1,674,231,151 – – 1,674,231,151
Repurchase Agreements – 29,732,547 – 29,732,547
Short-Term Investment 100,915,202 – – 100,915,202
Total $ 1,893,044,909 $ 29,732,547 $ – $ 1,922,777,456
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 55,795,277 $ – $ – $ 55,795,277
Investment Companies 463,732,335 – – 463,732,335
Repurchase Agreements – 2,289,448 – 2,289,448
Short-Term Investment 49,880,703 – – 49,880,703
Total $ 569,408,315 $ 2,289,448 $ – $ 571,697,763
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 59,790,134 $ – $ – $ 59,790,134
Investment Companies 401,835,225 – – 401,835,225
Repurchase Agreements – 28,645,356 – 28,645,356
Short-Term Investment 71,764,343 – – 71,764,343
Total $ 533,389,702 $ 28,645,356 $ – $ 562,035,058
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 85,764,979 $ – $ – $ 85,764,979
Investment Companies 1,055,746,076 – – 1,055,746,076
Repurchase Agreements – 20,513,912 – 20,513,912
Short-Term Investment 103,208,494 – – 103,208,494
Total $ 1,244,719,549 $ 20,513,912 $ – $ 1,265,233,461
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 70,406,522 $ – $ – $ 70,406,522
Investment Companies 1,032,359,592 – – 1,032,359,592
Repurchase Agreements – 5,472,050 – 5,472,050
Short-Term Investment 29,625,926 – – 29,625,926
Total $ 1,132,392,040 $ 5,472,050 $ – $ 1,137,864,090

66 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
For additional information about each affiliated Underlying Fund's valuation policies, please refer to the affiliated Underlying Fund’s most recent semiannual report to shareholders which can be found at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second,
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,618,627 $ – $ – $ 27,618,627
Futures Contracts# 1,243,042 – – 1,243,042
Investment Companies 339,439,059 – – 339,439,059
Repurchase Agreement – 5,982,151 – 5,982,151
Short-Term Investment 33,589,344 – – 33,589,344
Total $ 401,890,072 $ 5,982,151 $ – $ 407,872,223
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 61,711,208 $ – $ – $ 61,711,208
Futures Contracts# 4,651,821 – – 4,651,821
Investment Companies 874,956,723 – – 874,956,723
Repurchase Agreements – 12,026,007 – 12,026,007
Short-Term Investment 54,680,331 – – 54,680,331
Total $ 996,000,083 $ 12,026,007 $ – $ 1,008,026,090
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 67
each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2023:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,243,042
Total $ 1,243,042
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 4,651,821
Total $ 4,651,821
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,138,677)
Total $ (1,138,677)

68 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2023:
(d) Securities Lending
During the six months ended June 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (9,069,687)
Total $ (9,069,687)
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 181,658
Total $ 181,658
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 3,395,203
Total $ 3,395,203
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 20,267,398
Average Notional Balance Short $ 10,522,708
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 86,959,954
Average Notional Balance Short $ 33,695,450

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 69
as of June 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 4,088,932
Investor Destinations Moderately Aggressive 2,460,737
Investor Destinations Moderate 29,732,547
Investor Destinations Moderately Conservative 2,289,448
Investor Destinations Conservative 28,645,356
Investor Destinations Balanced 20,513,912
Investor Destinations Capital Appreciation 5,472,050
Investor Destinations Managed Growth & Income 5,982,151
Investor Destinations Managed Growth 12,026,007
As of June 30, 2023, the joint repos on a gross basis were as follows:
Bank of America NA, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $ 81,619,402, collateralized by U.S. Government
Agency Securities, 3.50%, maturing 8/20/2045; total market value $ 83,216,700.
Cantor Fitzgerald & Co., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $168,408,833, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 8.92%, maturing 8/1/2023 - 8/20/2071; total market value $ 171,704,465.

70 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
As of June 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
CF Secured, LLC, 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $ 118,049,658, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 7/20/2023 - 5/15/2052; total market value $ 120,410,678.
MetLife, Inc., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $ 112,032,314, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2046; total market value $ 114,286,502.
Pershing LLC, 5.08%, dated 6/30/2023, due 7/3/2023, repurchase price $84,936,218, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 7/16/2023 - 2/20/2073; total market value $ 86,598,282.
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 4,088,932 $ – $ 4,088,932 $ (4,088,932) $ –
Total $ 4,088,932 $ – $ 4,088,932 $ (4,088,932) $ –
Investor Destinations Moderately Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 760,460 $ – $ 760,460 $ (760,460) $ –
CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 700,277 – 700,277 (700,277) –
Total $ 2,460,737 $ – $ 2,460,737 $ (2,460,737) $ –

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 71
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 15,000,000 $ – $ 15,000,000 $ (15,000,000) $ –
Cantor Fitzgerald &
Co. 4,732,547 – 4,732,547 (4,732,547) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 29,732,547 $ – $ 29,732,547 $ (29,732,547) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 289,448 – 289,448 (289,448) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 2,289,448 $ – $ 2,289,448 $ (2,289,448) $ –
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 3,645,356 – 3,645,356 (3,645,356) –
CF Secured, LLC 15,000,000 – 15,000,000 (15,000,000) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 28,645,356 $ – $ 28,645,356 $ (28,645,356) $ –

72 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
Investor Destinations Balanced
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 3,513,912 – 3,513,912 (3,513,912) –
CF Secured, LLC 15,000,000 – 15,000,000 (15,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 20,513,912 $ – $ 20,513,912 $ (20,513,912) $ –
Investor Destinations Capital Appreciation
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,322,050 $ – $ 2,322,050 $ (2,322,050) $ –
CF Secured, LLC 3,000,000 – 3,000,000 (3,000,000) –
Pershing LLC 150,000 – 150,000 (150,000) –
Total $ 5,472,050 $ – $ 5,472,050 $ (5,472,050) $ –
Investor Destinations Managed Growth & Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,982,151 $ – $ 5,982,151 $ (5,982,151) $ –
Total $ 5,982,151 $ – $ 5,982,151 $ (5,982,151) $ –

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 73
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investor Destinations Managed Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 300,000 $ – $ 300,000 $ (300,000) $ –
Cantor Fitzgerald &
Co. 4,726,007 – 4,726,007 (4,726,007) –
CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 12,026,007 $ – $ 12,026,007 $ (12,026,007) $ –
* As of June 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

74 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2023, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $27,956 during the six months ended June 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 75
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $1,059,886 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $17,560.
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28
Investor Destinations Managed Growth & Income All Classes 0.15
Investor Destinations Managed Growth All Classes 0.16
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
Investor Destinations Managed
Growth & Income $ 124,587 $ 251,339 $ 221,646 $ 101,993 $ 699,565
Investor Destinations Managed
Growth 205,673 382,225 352,955 154,821 1,095,674
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

76 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the six months ended June 30, 2023, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2023 were as follows:
Fund Class I Class II
Investor Destinations Aggressive N/A 0.15%
Investor Destinations Moderately Aggressive N/A 0.15
Investor Destinations Moderate N/A 0.15
Investor Destinations Moderately Conservative N/A 0.15
Investor Destinations Conservative N/A 0.15
Investor Destinations Balanced N/A 0.15
Investor Destinations Capital Appreciation N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 221,157
Investor Destinations Moderately Aggressive 636,398
Investor Destinations Moderate 1,362,661
Investor Destinations Moderately Conservative 428,762
Investor Destinations Conservative 403,427
Investor Destinations Balanced 912,001
Investor Destinations Capital Appreciation 820,130
Investor Destinations Managed Growth & Income 308,961
Investor Destinations Managed Growth 775,313
Investor Destinations Aggressive
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 14,421,713 175,768,361 5,254,205 (27,289,149) (6,557,354) 34,537,518 181,713,581 — —
NVIT Emerging Markets
Fund, Class Y 2,258,509 23,150,060 1,369,646 (1,465,623) (496,545) 1,473,001 24,030,539 — —
NVIT International Index
Fund, Class Y 7,007,340 55,686,981 14,995,051 (5,098,802) (6,847) 6,739,361 72,315,744 — —

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 77
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Mid Cap Index Fund,
Class Y 1,422,783 29,821,119 1,836,116 (7,513,609) (775,386) 3,565,035 26,933,275 — —
NVIT Small Cap Index Fund,
Class Y 159,513 2,653,754 83,487 (1,775,733) 72,330 181,650 1,215,488 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 1,575,983 12,584,115 1,950,726 (658,821) (130,631) 217,820 13,963,209 264,793 —
NVIT Bond Index Fund,
Class Y 2,191,419 11,926,836 8,744,093 (760,652) (148,201) 377,061 20,139,137 — —
Total 311,591,226 34,233,324 (44,562,389) (8,042,634) 47,091,446 340,310,973 264,793 —
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 36,849,826 465,513,984 3,702,341 (78,488,541) (18,017,842) 91,597,868 464,307,810 — —
NVIT Emerging Markets
Fund, Class Y 4,853,941 51,869,257 1,593,212 (4,021,508) (978,609) 3,183,580 51,645,932 — —
NVIT International Index
Fund, Class Y 16,657,304 144,244,170 27,260,102 (16,717,981) 558,406 16,558,678 171,903,375 — —
NVIT Mid Cap Index Fund,
Class Y 2,498,975 55,766,593 2,423,189 (16,035,607) (66,642) 5,218,069 47,305,602 — —
NVIT Small Cap Index Fund,
Class Y 174,527 1,265,079 — (38,142) 2,301 100,661 1,329,899 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,474,254 44,460,383 5,026,017 (1,298,319) (219,874) 533,684 48,501,891 937,679 —
NVIT Bond Index Fund,
Class Y 15,446,579 104,206,976 42,945,189 (7,365,230) (1,359,296) 3,526,421 141,954,060 — —
Total 867,326,442 82,950,050 (123,965,328) (20,081,556) 120,718,961 926,948,569 937,679 —
Investor Destinations Moderate
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 58,421,664 750,763,170 — (132,525,521) (30,388,081) 148,263,400 736,112,968 — —
NVIT Emerging Markets
Fund, Class Y 7,596,146 87,157,928 — (9,802,382) (2,667,438) 6,134,887 80,822,995 — —
NVIT International Index
Fund, Class Y 20,949,424 227,254,283 — (36,306,331) 4,049,978 21,200,123 216,198,053 — —
NVIT Mid Cap Index Fund,
Class Y 1,817,676 36,258,399 — (4,896,151) (424,189) 3,470,539 34,408,598 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 14,851,986 127,835,107 4,513,103 (1,778,334) (269,653) 1,288,373 131,588,596 2,583,758 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 829,078 7,204,717 283,072 — — 7,079 7,494,868 144,241 —
NVIT Bond Index Fund,
Class Y 46,794,922 362,070,671 67,676,746 (7,478,060) (1,316,244) 9,092,220 430,045,333 — —
NVIT Loomis Short Term
Bond Fund, Class Y 3,896,239 35,873,308 1,043,537 — — 642,895 37,559,740 — —
Total 1,634,417,583 73,516,458 (192,786,779) (31,015,627) 190,099,516 1,674,231,151 2,727,999 —

78 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 11,164,070 151,594,650 2,395,217 (36,777,153) (8,514,184) 31,968,751 140,667,281 — —
NVIT Emerging Markets
Fund, Class Y 746,769 9,100,038 — (1,509,760) (417,707) 773,050 7,945,621 — —
NVIT International Index
Fund, Class Y 3,990,311 45,206,048 — (9,044,555) 1,119,001 3,899,513 41,180,007 — —
NVIT Mid Cap Index Fund,
Class Y 450,989 9,619,964 293,711 (2,179,446) (189,988) 992,979 8,537,220 — —
NVIT Small Cap Index Fund,
Class Y 358,648 3,036,345 8,193 (551,196) 8,248 231,312 2,732,902 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 5,784,311 52,378,472 1,892,688 (3,450,073) (560,533) 988,439 51,248,993 1,036,016 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,883,445 17,334,947 402,431 (749,102) (45,683) 83,747 17,026,340 334,804 —
NVIT Bond Index Fund,
Class Y 17,748,409 148,536,190 22,075,413 (10,752,088) (1,922,827) 5,171,191 163,107,879 — —
NVIT Loomis Short Term
Bond Fund, Class Y 3,245,445 31,648,159 387,472 (1,317,659) (125,524) 693,644 31,286,092 — —
Total 468,454,813 27,455,125 (66,331,032) (10,649,197) 44,802,626 463,732,335 1,370,820 —
Investor Destinations Conservative
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 5,424,023 76,029,868 4,161,834 (23,708,384) (5,416,658) 17,276,034 68,342,694 — —
NVIT Emerging Markets
Fund, Class Y 682,029 8,307,866 407,241 (1,812,435) (432,913) 787,029 7,256,788 — —
NVIT International Index
Fund, Class Y 1,763,408 20,559,256 47,775 (4,700,912) 608,832 1,683,421 18,198,372 — —
NVIT Mid Cap Index Fund,
Class Y 23,315 535,653 — (138,224) 15,443 28,473 441,345 — —
NVIT Small Cap Index Fund,
Class Y 64,227 575,746 — (130,714) 18,371 26,004 489,407 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,636,196 60,122,693 1,847,344 (3,674,633) (586,157) 1,087,447 58,796,694 1,192,299 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,946,574 27,474,207 623,587 (1,521,808) (100,748) 161,795 26,637,033 526,047 —
NVIT Bond Index Fund,
Class Y 18,891,944 166,909,755 16,351,453 (13,345,506) (2,387,624) 6,088,890 173,616,968 — —
NVIT Loomis Short Term
Bond Fund, Class Y 4,985,054 49,288,248 745,130 (2,852,788) (256,671) 1,132,005 48,055,924 — —
Total 409,803,292 24,184,364 (51,885,404) (8,538,125) 28,271,098 401,835,225 1,718,346 —
Investor Destinations Balanced
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 31,317,310 406,908,650 386,837 (76,591,479) (17,340,998) 81,235,102 394,598,112 — —
NVIT Emerging Markets
Fund, Class Y 3,849,354 44,979,753 — (5,806,475) (1,668,612) 3,452,459 40,957,125 — —
NVIT International Index
Fund, Class Y 11,090,074 122,344,628 — (21,489,209) 1,416,383 12,177,761 114,449,563 — —
NVIT Mid Cap Index Fund,
Class Y 1,102,824 22,403,410 — (3,434,682) (293,135) 2,200,866 20,876,459 — —

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 79
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 11,176,923 96,938,144 2,612,891 (1,290,111) (204,488) 971,101 99,027,537 1,960,779 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 545,922 4,780,481 149,826 — — 4,824 4,935,131 95,707 —
NVIT Bond Index Fund,
Class Y 36,065,111 287,973,521 44,395,578 (7,163,306) (1,295,704) 7,528,278 331,438,367 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,131,098 47,605,383 1,004,856 — — 853,543 49,463,782 — —
Total 1,033,933,970 48,549,988 (115,775,262) (19,386,554) 108,423,934 1,055,746,076 2,056,486 —
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 40,428,313 511,926,535 — (83,044,974) (19,296,454) 99,811,630 509,396,737 — —
NVIT Emerging Markets
Fund, Class Y 4,572,769 51,427,582 — (4,806,871) (1,738,229) 3,771,784 48,654,266 — —
NVIT International Index
Fund, Class Y 14,713,123 155,723,965 — (21,281,576) 2,852,354 14,544,682 151,839,425 — —
NVIT Mid Cap Index Fund,
Class Y 1,551,584 30,336,874 — (3,523,867) (141,141) 2,699,623 29,371,489 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 6,338,529 53,877,813 1,952,115 (87,834) (11,977) 429,253 56,159,370 1,095,203 —
NVIT Bond Index Fund,
Class Y 23,340,220 173,969,813 40,315,553 (3,485,902) (609,728) 4,306,887 214,496,623 — —
NVIT Loomis Short Term
Bond Fund, Class Y 2,327,975 21,167,064 895,567 — — 379,051 22,441,682 — —
Total 998,429,646 43,163,235 (116,231,024) (18,945,175) 125,942,910 1,032,359,592 1,095,203 —
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 9,932,387 129,598,558 639,266 (25,627,304) (5,538,215) 26,075,775 125,148,080 — —
NVIT Emerging Markets
Fund, Class Y 1,237,400 14,028,337 68,007 (1,485,276) (387,803) 942,671 13,165,936 — —
NVIT International Index
Fund, Class Y 3,747,799 44,709,355 199,164 (11,304,560) 723,863 4,349,466 38,677,288 — —
NVIT Mid Cap Index Fund,
Class Y 352,497 6,952,602 34,003 (900,779) (86,639) 673,585 6,672,772 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 3,592,114 30,215,927 3,170,559 (1,803,147) (291,791) 534,583 31,826,131 596,779 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 175,490 1,490,005 183,886 (90,157) (17,364) 20,057 1,586,427 28,331 —
NVIT Bond Index Fund,
Class Y 11,584,547 89,474,591 20,484,712 (5,390,295) (978,421) 2,871,400 106,461,987 — —
NVIT Loomis Short Term
Bond Fund, Class Y 1,649,423 14,834,378 1,707,729 (901,574) (79,204) 339,109 15,900,438 — —
Total 331,303,753 26,487,326 (47,503,092) (6,655,574) 35,806,646 339,439,059 625,110 —

80 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
Investor Destinations Managed Growth
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 ** 30,558,087 391,186,589 771,975 (68,936,322) (15,210,186) 77,219,834 385,031,890 — —
NVIT Emerging Markets
Fund, Class Y 3,966,395 44,123,746 85,564 (3,757,824) (1,031,772) 2,782,733 42,202,447 — —
NVIT International Index
Fund, Class Y 10,938,934 128,027,553 228,170 (29,918,763) 2,020,334 12,532,501 112,889,795 — —
NVIT Mid Cap Index Fund,
Class Y 954,145 18,463,214 36,127 (1,993,544) (204,250) 1,760,424 18,061,971 — —
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 7,753,295 64,687,967 7,812,431 (4,323,457) (707,013) 1,224,268 68,694,196 1,277,017 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 432,909 3,645,368 508,202 (247,056) (47,596) 54,578 3,913,496 69,096 —
NVIT Bond Index Fund,
Class Y 24,434,256 183,190,591 49,930,688 (12,416,769) (2,234,217) 6,080,519 224,550,812 — —
NVIT Loomis Short Term
Bond Fund, Class Y 2,034,452 18,147,094 2,382,041 (1,235,272) (105,436) 423,689 19,612,116 — —
Total 851,472,122 61,755,198 (122,829,007) (17,520,136) 102,078,546 874,956,723 1,346,113 —
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.

Investor Destinations Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 81
6. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and at etf.nationwide.com for series of ESS or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 37,070,482 $ 44,971,331
Investor Destinations Moderately Aggressive 86,155,166 126,488,796
Investor Destinations Moderate 78,676,749 196,553,821
Investor Destinations Moderately Conservative 29,574,821 72,118,692
Investor Destinations Conservative 26,297,721 57,106,970
Investor Destinations Balanced 52,473,328 120,634,622
Investor Destinations Capital Appreciation 45,995,745 119,355,076
Investor Destinations Managed Growth & Income 28,095,010 49,112,746
Investor Destinations Managed Growth 65,789,334 125,101,018
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

82 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Investor Destinations Funds
10. Federal Tax Information
As of June 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 379,895,101 $ 7,018,450 $ (29,615,167) $ (22,596,717)
Investor Destinations Moderately Aggressive 1,054,241,231 28,847,423 (101,097,013) (72,249,590)
Investor Destinations Moderate 2,096,817,532 44,378,805 (218,418,881) (174,040,076)
Investor Destinations Moderately Conservative 626,835,547 8,083,131 (63,220,915) (55,137,784)
Investor Destinations Conservative 617,530,457 4,935,110 (60,430,509) (55,495,399)
Investor Destinations Balanced 1,374,453,811 17,060,928 (126,281,278) (109,220,350)
Investor Destinations Capital Appreciation 1,217,000,004 38,904,500 (118,040,414) (79,135,914)
Investor Destinations Managed Growth & Income 437,735,064 6,216,424 (36,079,265) (29,862,841)
Investor Destinations Managed Growth 1,083,994,254 18,733,721 (94,701,895) (75,968,174)

Investor Destinations Funds - June 30, 2023 (Unaudited) - Supplemental Information - 83
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Investor Destinations Funds - June 30, 2023 (Unaudited) - Management Information - 85
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

86 - Management Information - June 30, 2023 (Unaudited) - Investor Destinations Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Investor Destinations Funds - June 30, 2023 (Unaudited) - Management Information - 87
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

88 - Market Index Definitions - June 30, 2023 (Unaudited) - Investor Destinations Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Investor Destinations Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 89
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

90 - Market Index Definitions - June 30, 2023 (Unaudited) - Investor Destinations Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

Investor Destinations Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 91
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

92 - Market Index Definitions - June 30, 2023 (Unaudited) - Investor Destinations Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-ID (8-23)

Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Overview 5
Shareholder Expense Examples 14
Statements of Investments 17
Statements of Assets and Liabilities 26
Statements of Operations 34
Statements of Changes in Net Assets 38
Financial Highlights 44
Notes to Financial Statements 53
Supplemental Information 70
Management Information 71
Market Index Definitions 74

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT Blueprint
SM
Aggressive Fund - June 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Equity Funds 88.2%
Fixed Income Funds 11.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 39.3%
NVIT U.S. 130/30 Equity Fund, Class Y 16.7%
NVIT GS International Equity Insights Fund, Class Y 13.7%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 7.3%
Nationwide International Small Cap Fund, Class R6 6.3%
NVIT Core Bond Fund, Class Y 5.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 4.9%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.9%
Nationwide Bond Fund, Class R6 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
Asset Allocation
1
Equity Funds 77.3%
Fixed Income Funds 22.7%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 34.3%
NVIT U.S. 130/30 Equity Fund, Class Y 14.5%
NVIT GS International Equity Insights Fund, Class Y 12.1%
NVIT Core Bond Fund, Class Y 10.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 9.9%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.5%
Nationwide International Small Cap Fund, Class R6 5.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 4.4%
Nationwide Bond Fund, Class R6 2.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Blueprint
SM
Moderate Fund - June 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Equity Funds 57.4%
Fixed Income Funds 42.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 27.1%
NVIT Core Bond Fund, Class Y 16.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 15.8%
NVIT U.S. 130/30 Equity Fund, Class Y 11.5%
NVIT GS International Equity Insights Fund, Class Y 8.1%
NVIT Loomis Short Term Bond Fund, Class Y 6.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.4%
Nationwide International Small Cap Fund, Class R6 2.9%
Nationwide Bond Fund, Class R6 2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.4%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

8 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
Asset Allocation
1
Fixed Income Funds 62.7%
Equity Funds 37.3%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 22.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 18.9%
NVIT GS Large Cap Equity Insights Fund, Class Y 17.3%
NVIT Loomis Short Term Bond Fund, Class Y 13.0%
NVIT U.S. 130/30 Equity Fund, Class Y 7.7%
NVIT GS International Equity Insights Fund, Class Y 6.5%
Nationwide Bond Fund, Class R6 4.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 3.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.0%
Other Holdings 2.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Blueprint
SM
Conservative Fund - June 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Fixed Income Funds 81.8%
Equity Funds 18.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT Core Bond Fund, Class Y 25.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 23.9%
NVIT Loomis Short Term Bond Fund, Class Y 20.0%
NVIT GS Large Cap Equity Insights Fund, Class Y 8.9%
Nationwide Bond Fund, Class R6 5.5%
Nationwide Inflation-Protected Securities Fund,
Class R6 4.0%
NVIT U.S. 130/30 Equity Fund, Class Y 3.7%
NVIT GS International Equity Insights Fund, Class Y 3.6%
NVIT DoubleLine Total Return Tactical Fund, Class Y 2.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 1.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 0.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

10 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
Asset Allocation
1
Fixed Income Funds 52.6%
Equity Funds 47.4%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 21.2%
NVIT Core Bond Fund, Class Y 19.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 17.9%
NVIT Loomis Short Term Bond Fund, Class Y 10.0%
NVIT U.S. 130/30 Equity Fund, Class Y 9.3%
NVIT GS International Equity Insights Fund, Class Y 8.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.0%
Nationwide Bond Fund, Class R6 3.5%
Nationwide International Small Cap Fund, Class R6 2.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 1.9%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Blueprint
SM
Capital Appreciation Fund - June 30, 2023 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Equity Funds 67.4%
Fixed Income Funds 32.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 32.2%
NVIT Core Bond Fund, Class Y 14.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 11.9%
NVIT U.S. 130/30 Equity Fund, Class Y 11.6%
NVIT GS International Equity Insights Fund, Class Y 9.6%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 6.2%
Nationwide International Small Cap Fund, Class R6 4.3%
NVIT GS Small Cap Equity Insights Fund, Class Y 3.4%
NVIT Loomis Short Term Bond Fund, Class Y 3.0%
Nationwide Bond Fund, Class R6 2.0%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

12 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
Asset Allocation
1
Fixed Income Funds 50.1%
Equity Funds 45.3%
Futures Contracts 0.3%
Other assets in excess of liabilities 4.3%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 21.4%
NVIT Core Bond Fund, Class Y 19.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 17.8%
NVIT Loomis Short Term Bond Fund, Class Y 9.9%
NVIT U.S. 130/30 Equity Fund, Class Y 9.3%
NVIT GS International Equity Insights Fund, Class Y 8.5%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 4.0%
Nationwide Bond Fund, Class R6 3.5%
Nationwide International Small Cap Fund, Class R6 2.4%
NVIT GS Small Cap Equity Insights Fund, Class Y 1.9%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Blueprint
SM
Managed Growth Fund - June 30, 2023 (Unaudited) - Fund Overview - 13
Asset Allocation
1
Equity Funds 55.2%
Fixed Income Funds 40.9%
Futures Contracts 0.3%
Other assets in excess of liabilities 3.6%
100.0%
Top Holdings
2
NVIT GS Large Cap Equity Insights Fund, Class Y 27.1%
NVIT Core Bond Fund, Class Y 16.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y 15.8%
NVIT U.S. 130/30 Equity Fund, Class Y 11.5%
NVIT GS International Equity Insights Fund, Class Y 8.1%
NVIT Loomis Short Term Bond Fund, Class Y 6.0%
NVIT GS Emerging Markets Equity Insights Fund,
Class Y 5.4%
Nationwide International Small Cap Fund, Class R6 2.9%
Nationwide Bond Fund, Class R6 2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y 2.4%
NVIT DoubleLine Total Return Tactical Fund, Class Y 1.5%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

14 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Blueprint Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT Blueprint
SM
Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,109.90 1.67 0.32
Hypothetical
(c)(d)
1,000.00 1,023.21 1.61 0.32
Class II Shares
Actual
(c)
1,000.00 1,108.50 2.14 0.41
Hypothetical
(c)(d)
1,000.00 1,022.76 2.06 0.41
NVIT Blueprint
SM
Moderately Aggressive Fund
Class I Shares
Actual
(c)
1,000.00 1,099.40 1.56 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 1,098.60 2.03 0.39
Hypothetical
(c)(d)
1,000.00 1,022.86 1.96 0.39

Blueprint Funds - June 30, 2023 (Unaudited) - Shareholder Expense Example - 15
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT Blueprint
SM
Moderate Fund
Class I Shares
Actual
(c)
1,000.00 1,079.90 1.44 0.28
Hypothetical
(c)(d)
1,000.00 1,023.41 1.40 0.28
Class II Shares
Actual
(c)
1,000.00 1,079.30 1.91 0.37
Hypothetical
(c)(d)
1,000.00 1,022.96 1.86 0.37
NVIT Blueprint
SM
Moderately Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,059.80 1.53 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 1,059.90 1.99 0.39
Hypothetical
(c)(d)
1,000.00 1,022.86 1.96 0.39
NVIT Blueprint
SM
Conservative Fund
Class I Shares
Actual
(c)
1,000.00 1,040.90 1.52 0.30
Hypothetical
(c)(d)
1,000.00 1,023.31 1.51 0.30
Class II Shares
Actual
(c)
1,000.00 1,041.00 1.97 0.39
Hypothetical
(c)(d)
1,000.00 1,022.86 1.96 0.39
NVIT Blueprint
SM
Balanced Fund
Class I Shares
Actual
(c)
1,000.00 1,070.10 1.49 0.29
Hypothetical
(c)(d)
1,000.00 1,023.36 1.45 0.29
Class II Shares
Actual
(c)
1,000.00 1,069.80 1.95 0.38
Hypothetical
(c)(d)
1,000.00 1,022.91 1.91 0.38
NVIT Blueprint
SM
Capital Appreciation Fund
Class I Shares
Actual
(c)
1,000.00 1,089.40 1.45 0.28
Hypothetical
(c)(d)
1,000.00 1,023.41 1.40 0.28
Class II Shares
Actual
(c)
1,000.00 1,088.50 1.92 0.37
Hypothetical
(c)(d)
1,000.00 1,022.96 1.86 0.37
NVIT Blueprint
SM
Managed Growth & Income Fund
Class I Shares
Actual
(c)
1,000.00 1,068.80 1.28 0.25
Hypothetical
(c)(d)
1,000.00 1,023.55 1.25 0.25
Class II Shares
Actual
(c)
1,000.00 1,068.20 2.31 0.45
Hypothetical
(c)(d)
1,000.00 1,022.56 2.26 0.45

16 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Blueprint Funds
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT Blueprint
SM
Managed Growth Fund
Class I Shares
Actual
(c)
1,000.00 1,065.80 1.13 0.22
Hypothetical
(c)(d)
1,000.00 1,023.70 1.10 0.22
Class II Shares
Actual
(c)
1,000.00 1,065.30 2.15 0.42
Hypothetical
(c)(d)
1,000.00 1,022.71 2.11 0.42
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

NVIT Blueprint
SM
Aggressive Fund - June 30, 2023 (Unaudited) - Statement of Investments - 17
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 88.2%
Nationwide International Small
Cap Fund, Class R6(a) 1,228,472 11,461,647
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,668,250 13,145,808
NVIT GS International Equity
Insights Fund, Class Y(a) 2,510,112 24,749,702
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,731,234 70,947,206
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 899,238 8,884,474
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,083,330 30,124,950
Total Equity Funds
(cost $151,946,704) 159,313,787
Investment Companies
Shares Value ($)
Fixed Income Funds 11.8%
Nationwide Bond Fund, Class
R6(a) 218,168 1,780,248
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 902,757 8,919,237
NVIT Core Bond Fund, Class
Y(a) 1,174,592 10,735,769
Total Fixed Income Funds
(cost $23,712,654) 21,435,254
Total Investment Companies
(cost $175,659,358) 180,749,041
Total Investments
(cost $175,659,358) — 100.0% 180,749,041
Liabilities in excess of other assets — 0.0%
†
(82,696)
NET ASSETS — 100.0% $ 180,666,345
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 77.3%
Nationwide International Small
Cap Fund, Class R6(a) 2,454,557 22,901,013
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,387,337 26,692,215
NVIT GS International Equity
Insights Fund, Class Y(a) 5,062,071 49,912,020
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 13,488,766 142,171,598
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,827,976 18,060,402
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,151,964 60,037,399
Total Equity Funds
(cost $300,653,952) 319,774,647
Investment Companies
Shares Value ($)
Fixed Income Funds 22.7%
Nationwide Bond Fund, Class
R6(a) 1,001,114 8,169,086
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 4,131,091 40,815,180
NVIT Core Bond Fund, Class
Y(a) 4,905,165 44,833,208
Total Fixed Income Funds
(cost $105,475,556) 93,817,474
Total Investment Companies
(cost $406,129,508) 413,592,121
Total Investments
(cost $406,129,508) — 100.0% 413,592,121
Liabilities in excess of other assets — 0.0%
†
(157,718)
NET ASSETS — 100.0% $ 413,434,403
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderate Fund - June 30, 2023 (Unaudited) - Statement of Investments - 19
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 57.4%
Nationwide International Small
Cap Fund, Class R6(a) 5,955,813 55,567,734
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 13,419,522 105,745,836
NVIT GS International Equity
Insights Fund, Class Y(a) 16,008,540 157,844,205
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 49,883,080 525,767,662
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,722,941 46,662,659
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 15,447,498 223,370,817
Total Equity Funds
(cost $1,038,144,424) 1,114,958,913
Investment Companies
Shares Value ($)
Fixed Income Funds 42.6%
Nationwide Bond Fund, Class
R6(a) 5,896,476 48,115,244
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 31,144,149 307,704,189
NVIT Core Bond Fund, Class
Y(a) 35,719,187 326,473,368
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,360,100 28,829,654
NVIT Loomis Short Term Bond
Fund, Class Y(a) 12,005,827 115,736,175
Total Fixed Income Funds
(cost $937,196,445) 826,858,630
Total Investment Companies
(cost $1,975,340,869) 1,941,817,543
Total Investments
(cost $1,975,340,869) — 100.0% 1,941,817,543
Liabilities in excess of other assets — 0.0%
†
(682,578)
NET ASSETS — 100.0% $ 1,941,134,965
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 37.3%
Nationwide International Small
Cap Fund, Class R6(a) 811,233 7,568,800
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,066,269 16,282,202
NVIT GS International Equity
Insights Fund, Class Y(a) 3,591,412 35,411,319
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 8,860,316 93,387,730
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 771,966 7,627,024
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,893,112 41,834,394
Total Equity Funds
(cost $185,966,007) 202,111,469
Investment Companies
Shares Value ($)
Fixed Income Funds 62.7%
Nationwide Bond Fund, Class
R6(a) 2,639,903 21,541,605
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,191,261 10,769,003
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,347,282 102,231,150
NVIT Core Bond Fund, Class
Y(a) 13,520,623 123,578,493
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,253,450 10,754,603
NVIT Loomis Short Term Bond
Fund, Class Y(a) 7,277,805 70,158,040
Total Fixed Income Funds
(cost $381,282,455) 339,032,894
Total Investment Companies
(cost $567,248,462) 541,144,363
Total Investments
(cost $567,248,462) — 100.0% 541,144,363
Liabilities in excess of other assets — 0.0%
†
(215,253)
NET ASSETS — 100.0% $ 540,929,110
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Conservative Fund - June 30, 2023 (Unaudited) - Statement of Investments - 21
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 18.2%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,029,925 8,115,808
NVIT GS International Equity
Insights Fund, Class Y(a) 2,014,862 19,866,535
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,583,770 48,312,938
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 252,636 2,496,042
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,411,605 20,411,807
Total Equity Funds
(cost $86,991,878) 99,203,130
Investment Companies
Shares Value ($)
Fixed Income Funds 81.8%
Nationwide Bond Fund, Class
R6(a) 3,662,788 29,888,354
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,404,110 21,733,156
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 13,188,677 130,304,127
NVIT Core Bond Fund, Class
Y(a) 15,442,158 141,141,327
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,581,009 13,565,059
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,279,871 108,737,952
Total Fixed Income Funds
(cost $498,114,710) 445,369,975
Total Investment Companies
(cost $585,106,588) 544,573,105
Total Investments
(cost $585,106,588) — 100.0% 544,573,105
Liabilities in excess of other assets — 0.0%
†
(215,314)
NET ASSETS — 100.0% $ 544,357,791
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 47.4%
Nationwide International Small
Cap Fund, Class R6(a) 4,114,522 38,388,493
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 8,222,763 64,795,372
NVIT GS International Equity
Insights Fund, Class Y(a) 14,051,896 138,551,699
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 32,871,901 346,469,836
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,132,291 30,947,039
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 10,404,977 150,455,972
Total Equity Funds
(cost $716,115,684) 769,608,411
Investment Companies
Shares Value ($)
Fixed Income Funds 52.6%
Nationwide Bond Fund, Class
R6(a) 6,917,202 56,444,370
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,355,154 290,028,924
NVIT Core Bond Fund, Class
Y(a) 35,207,729 321,798,647
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,815,189 24,154,320
NVIT Loomis Short Term Bond
Fund, Class Y(a) 16,764,717 161,611,870
Total Fixed Income Funds
(cost $965,337,654) 854,038,131
Total Investment Companies
(cost $1,681,453,338) 1,623,646,542
Total Investments
(cost $1,681,453,338) — 100.0% 1,623,646,542
Liabilities in excess of other assets — 0.0%
†
(585,379)
NET ASSETS — 100.0% $ 1,623,061,163
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Capital Appreciation Fund - June 30, 2023 (Unaudited) - Statement of Investments - 23
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 67.4%
Nationwide International Small
Cap Fund, Class R6(a) 8,938,418 83,395,443
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 15,177,874 119,601,648
NVIT GS International Equity
Insights Fund, Class Y(a) 18,843,483 185,796,741
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 59,163,493 623,583,219
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,615,596 65,362,084
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 15,455,623 223,488,309
Total Equity Funds
(cost $1,224,998,633) 1,301,227,444
Investment Companies
Shares Value ($)
Fixed Income Funds 32.6%
Nationwide Bond Fund, Class
R6(a) 4,684,894 38,228,734
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 23,195,992 229,176,398
NVIT Core Bond Fund, Class
Y(a) 31,298,183 286,065,389
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,224,519 19,086,372
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,961,250 57,466,447
Total Fixed Income Funds
(cost $715,334,220) 630,023,340
Total Investment Companies
(cost $1,940,332,853) 1,931,250,784
Total Investments
(cost $1,940,332,853) — 100.0% 1,931,250,784
Liabilities in excess of other assets — 0.0%
†
(681,826)
NET ASSETS — 100.0% $ 1,930,568,958
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
Investment Companies 95.4%
Shares Value ($)
Equity Funds 45.3%
Nationwide International Small
Cap Fund, Class R6(a) 1,207,290 11,264,015
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,412,730 19,012,312
NVIT GS International Equity
Insights Fund, Class Y(a) 4,123,135 40,654,112
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 9,681,650 102,044,590
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 919,091 9,080,615
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,053,057 44,147,208
Total Equity Funds
(cost $208,715,630) 226,202,852
Investment Companies
Shares Value ($)
Fixed Income Funds 50.1%
Nationwide Bond Fund, Class
R6(a) 2,028,828 16,555,235
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 8,613,395 85,100,339
NVIT Core Bond Fund, Class
Y(a) 10,330,653 94,422,164
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 826,033 7,087,366
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,919,121 47,420,331
Total Fixed Income Funds
(cost $277,649,153) 250,585,435
Total Investment Companies
(cost $486,364,783) 476,788,287
Total Investments
(cost $486,364,783) — 95.4% 476,788,287
Other assets in excess of liabilities — 4.6% 23,124,945
NET ASSETS — 100.0% $ 499,913,232
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 232 9/2023 USD 25,003,800 160,877
Russell 2000 E-Mini Index 50 9/2023 USD 4,759,250 34,387
S&P 500 E-Mini Index 180 9/2023 USD 40,394,250 1,023,404
S&P Midcap 400 E-Mini Index 39 9/2023 USD 10,311,990 243,178
Net contracts 1,461,846
As of June 30, 2023, the Fund had $4,043,800 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to bro ker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 25
Investment Companies 96.1%
Shares Value ($)
Equity Funds 55.2%
Nationwide International Small
Cap Fund, Class R6(a) 3,406,383 31,781,552
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,675,171 60,480,345
NVIT GS International Equity
Insights Fund, Class Y(a) 9,155,977 90,277,929
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 28,581,589 301,249,943
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,701,282 26,688,664
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 8,835,122 127,755,863
Total Equity Funds
(cost $590,490,369) 638,234,296
Investment Companies
Shares Value ($)
Fixed Income Funds 40.9%
Nationwide Bond Fund, Class
R6(a) 3,371,165 27,508,710
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 17,812,560 175,988,090
NVIT Core Bond Fund, Class
Y(a) 20,429,190 186,722,799
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,921,773 16,488,813
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,866,630 66,194,310
Total Fixed Income Funds
(cost $524,569,420) 472,902,722
Total Investment Companies
(cost $1,115,059,789) 1,111,137,018
Total Investments
(cost $1,115,059,789) — 96.1% 1,111,137,018
Other assets in excess of liabilities — 3.9% 44,799,448
NET ASSETS — 100.0% $ 1,155,936,466
(a) Investment in affiliate.
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 659 9/2023 USD 71,023,725 176,379
Russell 2000 E-Mini Index 153 9/2023 USD 14,563,305 14,440
S&P 500 E-Mini Index 557 9/2023 USD 124,997,763 3,083,117
S&P Midcap 400 E-Mini Index 129 9/2023 USD 34,108,890 695,218
Net contracts 3,969,154
As of June 30, 2023, the Fund had $12,413,040 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

26 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 180,749,041
Receivable for investments sold —
Receivable for capital shares issued 124,688
Prepaid expenses 909
Total Assets 180,874,638
Liabilities:
Payable for investments purchased 118,286
Payable for capital shares redeemed 5,411
Accrued expenses and other payables:
Investment advisory fees 14,520
Fund administration fees 10,228
Distribution fees 9,143
Administrative servicing fees 21,454
Accounting and transfer agent fees 69
Trustee fees 17
Custodian fees 4,193
Compliance program costs (Note 3) 186
Professional fees 9,380
Printing fees 14,865
Other 541
Total Liabilities 208,293
Net Assets $ 180,666,345
Cost of investment securities of affiliated issuers 175,659,358
Represented by:
Capital $ 150,534,426
Total distributable earnings (loss) 30,131,919
Net Assets $ 180,666,345

Blueprint Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 27
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 413,592,121 $ 1,941,817,543 $ 541,144,363 $ 544,573,105 $ 1,623,646,542
93,547 201,206 169,346 — 477,721
314 114 38,930 182,187 21,137
2,077 9,532 2,704 2,895 8,035
413,688,059 1,942,028,395 541,355,343 544,758,187 1,624,153,435
— — — 178,147 —
91,509 190,094 205,086 779 489,415
33,577 154,840 44,322 44,815 131,804
14,404 41,743 16,791 16,889 36,151
23,068 138,758 39,496 39,758 117,692
51,019 245,838 69,220 68,868 205,950
138 1,034 258 272 878
171 789 292 342 739
12,421 68,272 20,018 20,080 58,213
447 2,150 613 630 1,812
10,393 19,220 11,306 11,393 17,824
15,911 25,808 16,866 17,447 27,728
598 4,884 1,965 976 4,066
253,656 893,430 426,233 400,396 1,092,272
$ 413,434,403 $ 1,941,134,965 $ 540,929,110 $ 544,357,791 $ 1,623,061,163
406,129,508 1,975,340,869 567,248,462 585,106,588 1,681,453,338
$ 337,457,808 $ 1,678,986,632 $ 509,254,679 $ 561,889,379 $ 1,486,274,932
75,976,595 262,148,333 31,674,431 (17,531,588) 136,786,231
$ 413,434,403 $ 1,941,134,965 $ 540,929,110 $ 544,357,791 $ 1,623,061,163

28 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Net Assets:
Class I Shares $ 54,974,314
Class II Shares 125,692,031
Total $ 180,666,345
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,500,086
Class II Shares 10,337,708
Total 14,837,794
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 12 .22
Class II Shares $ 12 .16

Blueprint Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 29
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 98,717,969 $ 51,206,197 $ 6,240,306 $ 7,812,558 $ 24,302,817
314,716,434 1,889,928,768 534,688,804 536,545,233 1,598,758,346
$ 413,434,403 $ 1,941,134,965 $ 540,929,110 $ 544,357,791 $ 1,623,061,163
9,594,564 4,622,449 577,108 768,113 2,181,991
30,697,060 171,355,948 49,575,852 52,863,541 144,814,844
40,291,624 175,978,397 50,152,960 53,631,654 146,996,835
$ 10 .29 $ 11 .08 $ 10 .81 $ 10 .17 $ 11 .14
$ 10 .25 $ 11 .03 $ 10 .79 $ 10 .15 $ 11 .04

30 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,931,250,784
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable —
Receivable for investments sold 576,450
Receivable for capital shares issued 1,826
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 9,430
Total Assets 1,931,838,490
Liabilities:
Payable for capital shares redeemed 567,120
Accrued expenses and other payables:
Investment advisory fees 153,946
Fund administration fees 41,543
Distribution fees 138,441
Administrative servicing fees 244,093
Accounting and transfer agent fees 1,085
Trustee fees 898
Custodian fees 71,218
Compliance program costs (Note 3) 2,150
Professional fees 19,449
Printing fees 24,801
Other 4,788
Total Liabilities 1,269,532
Net Assets $ 1,930,568,958
Cost of investment securities of affiliated issuers 1,940,332,853
Represented by:
Capital $ 1,617,891,150
Total distributable earnings (loss) 312,677,808
Net Assets $ 1,930,568,958

Blueprint Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 31
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 476,788,287 $ 1,111,137,018
18,579,858 30,356,529
3,884,418 12,247,426
67,841 117,360
88,107 215,481
951 75
815,213 2,523,426
67,563 177,443
2,501 5,848
500,294,739 1,156,780,606
86,180 208,896
89,566 206,996
15,975 27,687
80,437 186,951
60,835 139,393
227 658
221 557
15,949 36,929
548 1,277
11,203 15,930
19,349 17,904
1,017 962
381,507 844,140
$ 499,913,232 $ 1,155,936,466
486,364,783 1,115,059,789
$ 487,143,149 $ 1,059,247,866
12,770,083 96,688,600
$ 499,913,232 $ 1,155,936,466

32 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 43,207,243
Class II Shares 1,887,361,715
Total $ 1,930,568,958
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 3,982,060
Class II Shares 174,372,741
Total 178,354,801
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 10 .85
Class II Shares $ 10 .82

Blueprint Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 33
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 6,090,733 $ 7,826,608
493,822,499 1,148,109,858
$ 499,913,232 $ 1,155,936,466
544,250 661,980
44,413,684 97,809,634
44,957,934 98,471,614
$ 11 .19 $ 11 .82
$ 11 .12 $ 11 .74

34 - Statements of Operations - For the Period Ended June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 75,905
Total Income 75,905
EXPENSES:
Investment advisory fees 168,674
Fund administration fees 39,339
Distribution fees Class II Shares 149,634
Administrative servicing fees Class I Shares 36,724
Administrative servicing fees Class II Shares 89,782
Professional fees 9,674
Printing fees 4,195
Trustee fees 2,952
Custodian fees 854
Accounting and transfer agent fees 651
Compliance program costs (Note 3) 364
Other 1,697
Total expenses before fees waived 504,540
Distribution fees waived - Class II (Note 3) (95,767)
Investment advisory fees waived (Note 3) (84,336)
Net Expenses 324,437
NET INVESTMENT LOSS (248,532)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (2,673,506)
Net realized gains (losses) (2,673,506)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 20,522,933
Net change in unrealized appreciation/depreciation 20,522,933
Net realized/unrealized gains (losses) 17,849,427
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 17,600,895

Blueprint Funds - For the Period Ended June 30, 2023 (Unaudited) - Statements of Operations - 35
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 217,463 $ 1,029,822 $ 625,518 $ 962,642 $ 1,151,872
217,463 1,029,822 625,518 962,642 1,151,872
400,051 1,890,105 543,553 555,426 1,601,518
64,408 228,152 79,971 81,250 195,249
383,438 2,327,013 671,854 684,800 1,980,396
69,973 37,244 4,548 5,615 17,382
230,063 1,396,215 403,115 410,883 1,188,243
13,660 38,396 16,373 16,626 33,414
5,022 13,894 7,068 6,664 13,945
7,032 33,977 9,691 9,901 28,579
2,275 11,740 3,424 3,470 9,981
1,371 6,162 1,874 1,931 5,245
870 4,184 1,197 1,227 3,525
4,333 19,136 5,709 6,254 16,342
1,182,496 6,006,218 1,748,377 1,784,047 5,093,819
(245,402) (1,489,305) (429,992) (438,277) (1,267,467)
(200,022) (955,628) (271,772) (277,662) (803,740)
737,072 3,561,285 1,046,613 1,068,108 3,022,612
(519,609) (2,531,463) (421,095) (105,466) (1,870,740)
(1,156,568) (5,500,387) (4,071,503) (5,348,961) (7,761,455)
(1,156,568) (5,500,387) (4,071,503) (5,348,961) (7,761,455)
39,640,438 155,471,841 36,472,443 27,859,915 118,726,944
39,640,438 155,471,841 36,472,443 27,859,915 118,726,944
38,483,870 149,971,454 32,400,940 22,510,954 110,965,489
$ 37,964,261 $ 147,439,991 $ 31,979,845 $ 22,405,488 $ 109,094,749

36 - Statements of Operations - For the Period Ended June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 1,002,924
Interest income (unaffiliated) —
Dividend income from unaffiliated issuers —
Total Income 1,002,924
EXPENSES:
Investment advisory fees 1,880,061
Fund administration fees 227,019
Distribution fees Class II Shares 2,323,615
Administrative servicing fees Class I Shares 31,354
Administrative servicing fees Class II Shares 1,394,176
Professional fees 38,326
Printing fees 13,139
Trustee fees 33,853
Custodian fees 12,008
Accounting and transfer agent fees 6,166
Compliance program costs (Note 3) 4,155
Other 19,429
Total expenses before fees waived and expenses reimbursed 5,983,301
Distribution fees waived - Class II (Note 3) (1,487,130)
Investment advisory fees waived (Note 3) (950,342)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,545,829
NET INVESTMENT LOSS (2,542,905)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (12,333,714)
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) (12,333,714)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 178,637,210
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 178,637,210
Net realized/unrealized gains (losses) 166,303,496
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 163,760,591

Blueprint Funds - For the Period Ended June 30, 2023 (Unaudited) - Statements of Operations - 37
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 295,853 $ 524,221
31,386 88,105
428,152 872,344
755,391 1,484,670
539,195 1,248,583
74,180 144,066
605,822 1,409,339
4,139 5,701
363,495 845,608
15,153 25,262
5,964 9,641
8,686 20,168
2,819 6,551
1,628 3,772
1,077 2,492
5,331 12,724
1,627,489 3,733,907
(121,168) (281,876)
— —
(408,366) (1,074,697)
1,097,955 2,377,334
(342,564) (892,664)
(166,010) 340,631
(1,322,476) (18,118,979)
(1,488,486) (17,778,348)
34,066,764 89,205,533
173,564 1,400,056
34,240,328 90,605,589
32,751,842 72,827,241
$ 32,409,278 $ 71,934,577

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ (248,532) $ 3,992,224
Net realized gains (losses) (2,673,506) 25,198,544
Net change in unrealized appreciation/depreciation 20,522,933 (56,672,852)
Change in net assets resulting from operations 17,600,895 (27,482,084)
Distributions to Shareholders From:
Distributable earnings:
Class I — (172,905)
Class II — (462,040)
Change in net assets from shareholder distributions — (634,945)
Change in net assets from capital transactions 695,432 13,000,494
Change in net assets 18,296,327 (15,116,535)
Net Assets:
Beginning of period 162,370,018 177,486,553
End of period $ 180,666,345 $ 162,370,018
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 5,614,850 $ 7,795,202
Dividends reinvested — 172,905
Cost of shares redeemed (1,371,802) (3,358,732)
Total Class I Shares 4,243,048 4,609,375
Class II Shares
Proceeds from shares issued 3,954,208 20,917,039
Dividends reinvested — 462,040
Cost of shares redeemed (7,501,824) (12,987,960)
Total Class II Shares (3,547,616) 8,391,119
Change in net assets from capital transactions $ 695,432 $ 13,000,494
SHARE TRANSACTIONS:
Class I Shares
Issued 479,322 677,861
Reinvested — 15,704
Redeemed (119,147) (283,269)
Total Class I Shares 360,175 410,296
Class II Shares
Issued 342,485 1,805,874
Reinvested — 42,119
Redeemed (652,150) (1,116,943)
Total Class II Shares (309,665) 731,050
Total change in shares 50,510 1,141,346

Blueprint Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 39
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ (519,609) $ 9,799,470 $ (2,531,463) $ 48,055,972
(1,156,568) 61,222,912 (5,500,387) 258,664,353
39,640,438 (142,378,105) 155,471,841 (643,548,768)
37,964,261 (71,355,723) 147,439,991 (336,828,443)
— (1,704,493) — (1,501,290)
— (5,968,386) — (58,794,948)
— (7,672,879) — (60,296,238)
(13,839,279) (5,571,864) (100,190,976) (145,925,636)
24,124,982 (84,600,466) 47,249,015 (543,050,317)
389,309,421 473,909,887 1,893,885,950 2,436,936,267
$ 413,434,403 $ 389,309,421 $ 1,941,134,965 $ 1,893,885,950
$ 3,568,739 $ 6,555,794 $ 2,285,541 $ 3,232,924
— 1,704,493 — 1,501,290
(2,923,922) (5,177,420) (3,201,009) (3,499,293)
644,817 3,082,867 (915,468) 1,234,921
5,521,738 13,490,776 2,808,171 6,270,512
— 5,968,386 — 58,794,948
(20,005,834) (28,113,893) (102,083,679) (212,226,017)
(14,484,096) (8,654,731) (99,275,508) (147,160,557)
$ (13,839,279) $ (5,571,864) $ (100,190,976) $ (145,925,636)
361,479 670,339 211,819 301,160
— 181,716 — 145,615
(297,903) (518,909) (297,808) (323,643)
63,576 333,146 (85,989) 123,132
564,004 1,342,844 264,106 592,791
— 638,330 — 5,724,922
(2,034,212) (2,873,357) (9,580,585) (19,401,335)
(1,470,208) (892,183) (9,316,479) (13,083,622)
(1,406,632) (559,037) (9,402,468) (12,960,490)

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ (421,095) $ 13,690,801
Net realized gains (losses) (4,071,503) 50,220,732
Net change in unrealized appreciation/depreciation 36,472,443 (154,463,049)
Change in net assets resulting from operations 31,979,845 (90,551,516)
Distributions to Shareholders From:
Distributable earnings:
Class I — (176,383)
Class II — (15,921,575)
Change in net assets from shareholder distributions — (16,097,958)
Change in net assets from capital transactions (39,918,367) (48,130,285)
Change in net assets (7,938,522) (154,779,759)
Net Assets:
Beginning of period 548,867,632 703,647,391
End of period $ 540,929,110 $ 548,867,632
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 550,615 $ 1,303,642
Dividends reinvested — 176,383
Cost of shares redeemed (951,770) (811,362)
Total Class I Shares (401,155) 668,663
Class II Shares
Proceeds from shares issued 1,243,078 9,113,581
Dividends reinvested — 15,921,575
Cost of shares redeemed (40,760,290) (73,834,104)
Total Class II Shares (39,517,212) (48,798,948)
Change in net assets from capital transactions $ (39,918,367) $ (48,130,285)
SHARE TRANSACTIONS:
Class I Shares
Issued 52,142 118,263
Reinvested — 17,191
Redeemed (91,123) (73,689)
Total Class I Shares (38,981) 61,765
Class II Shares
Issued 118,291 826,064
Reinvested — 1,554,841
Redeemed (3,865,181) (6,865,911)
Total Class II Shares (3,746,890) (4,485,006)
Total change in shares (3,785,871) (4,423,241)

Blueprint Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 41
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ (105,466) $ 13,894,499 $ (1,870,740) $ 39,443,765
(5,348,961) 20,621,879 (7,761,455) 167,337,152
27,859,915 (117,647,483) 118,726,944 (482,273,713)
22,405,488 (83,131,105) 109,094,749 (275,492,796)
— (170,179) — (766,530)
— (12,876,352) — (57,235,273)
— (13,046,531) — (58,001,803)
(40,193,008) (50,794,258) (86,516,972) (134,729,149)
(17,787,520) (146,971,894) 22,577,777 (468,223,748)
562,145,311 709,117,205 1,600,483,386 2,068,707,134
$ 544,357,791 $ 562,145,311 $ 1,623,061,163 $ 1,600,483,386
$ 854,888 $ 1,353,911 $ 2,308,181 $ 3,638,816
— 170,179 — 766,530
(721,174) (1,529,814) (2,092,265) (3,448,589)
133,714 (5,724) 215,916 956,757
3,950,248 34,263,591 2,738,077 8,264,331
— 12,876,352 — 57,235,273
(44,276,970) (97,928,477) (89,470,965) (201,185,510)
(40,326,722) (50,788,534) (86,732,888) (135,685,906)
$ (40,193,008) $ (50,794,258) $ (86,516,972) $ (134,729,149)
85,082 130,353 213,501 325,651
— 17,277 — 73,352
(72,024) (148,913) (194,128) (302,861)
13,058 (1,283) 19,373 96,142
393,517 3,293,520 255,262 743,909
— 1,309,904 — 5,524,640
(4,404,528) (9,495,200) (8,329,450) (18,274,476)
(4,011,011) (4,891,776) (8,074,188) (12,005,927)
(3,997,953) (4,893,059) (8,054,815) (11,909,785)

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ (2,542,905) $ 46,187,955
Net realized gains (losses) (12,333,714) 292,046,245
Net change in unrealized appreciation/depreciation 178,637,210 (705,209,202)
Change in net assets resulting from operations 163,760,591 (366,975,002)
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,839,109)
Class II — (86,622,671)
Change in net assets from shareholder distributions — (88,461,780)
Change in net assets from capital transactions (122,941,889) (164,928,300)
Change in net assets 40,818,702 (620,365,082)
Net Assets:
Beginning of period 1,889,750,256 2,510,115,338
End of period $ 1,930,568,958 $ 1,889,750,256
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,582,494 $ 6,657,318
Dividends reinvested — 1,839,109
Cost of shares redeemed (2,430,459) (4,671,835)
Total Class I Shares (847,965) 3,824,592
Class II Shares
Proceeds from shares issued 634,898 3,736,945
Dividends reinvested — 86,622,671
Cost of shares redeemed (122,728,822) (259,112,508)
Total Class II Shares (122,093,924) (168,752,892)
Change in net assets from capital transactions $ (122,941,889) $ (164,928,300)
SHARE TRANSACTIONS:
Class I Shares
Issued 151,429 608,058
Reinvested — 183,911
Redeemed (232,898) (436,241)
Total Class I Shares (81,469) 355,728
Class II Shares
Issued 60,800 341,765
Reinvested — 8,670,938
Redeemed (11,788,661) (24,078,542)
Total Class II Shares (11,727,861) (15,065,839)
Total change in shares (11,809,330) (14,710,111)

Blueprint Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 43
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ (342,564) $ 11,552,746 $ (892,664) $ 27,905,161
(1,488,486) 38,851,368 (17,778,348) 102,176,626
34,240,328 (132,645,799) 90,605,589 (345,111,685)
32,409,278 (82,241,685) 71,934,577 (215,029,898)
— — — —
— — — —
— — — —
(19,900,887) (37,237,315) (50,046,372) (90,698,020)
12,508,391 (119,479,000) 21,888,205 (305,727,918)
487,404,841 606,883,841 1,134,048,261 1,439,776,179
$ 499,913,232 $ 487,404,841 $ 1,155,936,466 $ 1,134,048,261
$ 693,608 $ 2,616,098 $ 535,989 $ 1,888,254
— — — —
(123,193) (713,160) (848,350) (659,213)
570,415 1,902,938 (312,361) 1,229,041
2,920,775 8,953,667 3,253,042 12,244,036
— — — —
(23,392,077) (48,093,920) (52,987,053) (104,171,097)
(20,471,302) (39,140,253) (49,734,011) (91,927,061)
$ (19,900,887) $ (37,237,315) $ (50,046,372) $ (90,698,020)
64,050 235,575 47,096 160,646
— — — —
(11,297) (64,742) (74,660) (55,260)
52,753 170,833 (27,564) 105,386
270,283 825,728 289,539 1,025,859
— — — —
(2,174,882) (4,415,340) (4,667,109) (8,958,368)
(1,904,599) (3,589,612) (4,377,570) (7,932,509)
(1,851,846) (3,418,779) (4,405,134) (7,827,123)

44 - Financial Highlights - June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
6/30/2023 (Unaudited) $ 11.01 $ (0.01) $ 1.22 $ 1.21 $ — $ — $ — $ 12.22 10.99% $ 54,974 0.32% (0.23)% 0.42% 6.10%
12/31/2022 13.04 0.29 (2.28) (1.99) — (0.04) (0.04) 11.01 (15.23)% 45,599 0.32% 2.52% 0.42% 9.84%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
12/31/2020 9.75 0.04 1.19 1.23 (0.11) — (0.11) 10.87 12.74% 38,068 0.33% 0.40% 0.45% 21.86%
12/31/2019 8.78 0.07 1.98 2.05 (0.29) (0.79) (1.08) 9.75 24.15% 31,708 0.33% 0.73% 0.44% 92.45%
12/31/2018 10.24 0.15 (1.21) (1.06) (0.20) (0.20) (0.40) 8.78 (10.72)% 25,224 0.33% 1.43% 0.45% 34.47%
Class II Shares
6/30/2023 (Unaudited) 10.97 (0.02) 1.21 1.19 — — — 12.16 10.85% 125,692 0.41% (0.32)% 0.67% 6.10%
12/31/2022 12.99 0.28 (2.26) (1.98) — (0.04) (0.04) 10.97 (15.22)% 116,771 0.41% 2.42% 0.67% 9.84%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
12/31/2020 9.73 0.03 1.18 1.21 (0.11) — (0.11) 10.83 12.56% 93,248 0.42% 0.29% 0.70% 21.86%
12/31/2019 8.77 0.06 1.97 2.03 (0.28) (0.79) (1.07) 9.73 23.96% 85,105 0.42% 0.61% 0.69% 92.45%
12/31/2018 10.22 0.13 (1.19) (1.06) (0.19) (0.20) (0.39) 8.77 (10.74)% 73,133 0.42% 1.25% 0.70% 34.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2023 (Unaudited) - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 9.36 $ (0.01) $ 0.94 $ 0.93 $ — $ — $ — $ 10.29 9.94% $ 98,718 0.30% (0.19)% 0.40% 5.19%
12/31/2022 11.23 0.24 (1.93) (1.69) — (0.18) (0.18) 9.36 (15.01)% 89,199 0.30% 2.47% 0.40% 7.97%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
12/31/2020 8.76 0.06 0.99 1.05 (0.09) (0.19) (0.28) 9.53 12.36% 84,871 0.30% 0.66% 0.41% 11.77%
12/31/2019 8.20 0.09 1.67 1.76 (0.27) (0.93) (1.20) 8.76 22.32% 74,964 0.30% 0.98% 0.40% 82.66%
12/31/2018 9.82 0.15 (1.01) (0.86) (0.20) (0.56) (0.76) 8.20 (9.39)% 61,664 0.30% 1.61% 0.40% 25.03%
Class II Shares
6/30/2023 (Unaudited) 9.33 (0.01) 0.93 0.92 — — — 10.25 9.86% 314,716 0.39% (0.28)% 0.65% 5.19%
12/31/2022 11.21 0.23 (1.93) (1.70) — (0.18) (0.18) 9.33 (15.13)% 300,110 0.39% 2.34% 0.65% 7.97%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
12/31/2020 8.75 0.04 1.00 1.04 (0.09) (0.19) (0.28) 9.51 12.26% 329,163 0.39% 0.53% 0.66% 11.77%
12/31/2019 8.19 0.07 1.68 1.75 (0.26) (0.93) (1.19) 8.75 22.23% 324,672 0.39% 0.83% 0.65% 82.66%
12/31/2018 9.81 0.13 (1.00) (0.87) (0.19) (0.56) (0.75) 8.19 (9.50)% 301,662 0.39% 1.39% 0.65% 25.03%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

46 - Financial Highlights - June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 10.26 $ (0.01) $ 0.83 $ 0.82 $ — $ — $ — $ 11.08 7.99% $ 51,206 0.28% (0.18)% 0.38% 4.07%
12/31/2022 12.32 0.27 (2.00) (1.73) — (0.33) (0.33) 10.26 (14.08)% 48,288 0.29% 2.50% 0.39% 15.72%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
12/31/2020 10.18 0.11 0.96 1.07 (0.09) (0.29) (0.38) 10.87 10.77% 48,710 0.29% 1.07% 0.39% 8.94%
12/31/2019 9.57 0.14 1.56 1.70 (0.29) (0.80) (1.09) 10.18 18.32% 45,677 0.28% 1.34% 0.38% 61.95%
12/31/2018 11.07 0.21 (0.95) (0.74) (0.23) (0.53) (0.76) 9.57 (7.07)% 43,051 0.28% 1.92% 0.38% 18.42%
Class II Shares
6/30/2023 (Unaudited) 10.22 (0.01) 0.82 0.81 — — — 11.03 7.93% 1,889,929 0.37% (0.27)% 0.63% 4.07%
12/31/2022 12.29 0.25 (1.99) (1.74) — (0.33) (0.33) 10.22 (14.20)%(h) 1,845,598 0.38% 2.32% 0.64% 15.72%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(h) 2,380,436 0.37% 1.32% 0.63% 9.16%
12/31/2020 10.16 0.09 0.97 1.06 (0.09) (0.29) (0.38) 10.84 10.69% 2,355,993 0.38% 0.93% 0.64% 8.94%
12/31/2019 9.56 0.13 1.55 1.68 (0.28) (0.80) (1.08) 10.16 18.14% 2,400,916 0.37% 1.27% 0.63% 61.95%
12/31/2018 11.05 0.18 (0.92) (0.74) (0.22) (0.53) (0.75) 9.56 (7.09)% 2,299,212 0.37% 1.66% 0.63% 18.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - June 30, 2023 (Unaudited) - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 10.20 $ — $ 0.61 $ 0.61 $ — $ — $ — $ 10.81 5.98% $ 6,240 0.30% (0.07)% 0.40% 3.52%
12/31/2022 12.07 0.27 (1.84) (1.57) — (0.30) (0.30) 10.20 (13.05)% 6,282 0.30% 2.52% 0.40% 17.97%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
12/31/2020 10.28 0.16 0.77 0.93 (0.06) (0.07) (0.13) 11.08 9.15% 7,096 0.30% 1.58% 0.40% 7.90%
12/31/2019 9.72 0.18 1.19 1.37 (0.28) (0.53) (0.81) 10.28 14.28% 5,847 0.30% 1.70% 0.40% 45.02%
12/31/2018 10.89 0.22 (0.71) (0.49) (0.24) (0.44) (0.68) 9.72 (4.68)% 6,378 0.30% 2.04% 0.40% 15.44%
Class II Shares
6/30/2023 (Unaudited) 10.18 (0.01) 0.62 0.61 — — — 10.79 5.99% 534,689 0.39% (0.16)% 0.65% 3.52%
12/31/2022 12.06 0.24 (1.82) (1.58) — (0.30) (0.30) 10.18 (13.14)%(h) 542,585 0.39% 2.26% 0.65% 17.97%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(h) 696,957 0.39% 1.38% 0.65% 9.22%
12/31/2020 10.28 0.13 0.79 0.92 (0.06) (0.07) (0.13) 11.07 9.05% 714,954 0.39% 1.26% 0.65% 7.90%
12/31/2019 9.71 0.17 1.20 1.37 (0.27) (0.53) (0.80) 10.28 14.30% 734,443 0.39% 1.63% 0.65% 45.02%
12/31/2018 10.88 0.20 (0.69) (0.49) (0.24) (0.44) (0.68) 9.71 (4.76)% 715,604 0.39% 1.89% 0.65% 15.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

48 - Financial Highlights - June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 9.77 $ — $ 0.40 $ 0.40 $ — $ — $ — $ 10.17 4.09% $ 7,813 0.30% 0.06% 0.40% 2.71%
12/31/2022 11.35 0.25 (1.61) (1.36) — (0.22) (0.22) 9.77 (11.97)% 7,377 0.30% 2.40% 0.40% 21.03%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
12/31/2020 10.18 0.21 0.58 0.79 (0.03) (0.03) (0.06) 10.91 7.69% 8,581 0.30% 1.98% 0.40% 21.82%
12/31/2019 9.61 0.23 0.80 1.03 (0.27) (0.19) (0.46) 10.18 10.77% 6,728 0.30% 2.24% 0.40% 33.21%
12/31/2018 10.16 0.23 (0.48) (0.25) (0.24) (0.06) (0.30) 9.61 (2.51)% 6,384 0.30% 2.31% 0.40% 15.61%
Class II Shares
6/30/2023 (Unaudited) 9.75 — 0.40 0.40 — — — 10.15 4.10% 536,545 0.39% (0.04)% 0.65% 2.71%
12/31/2022 11.34 0.23 (1.60) (1.37) — (0.22) (0.22) 9.75 (12.07)% 554,768 0.39% 2.24% 0.65% 21.03%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
12/31/2020 10.18 0.18 0.60 0.78 (0.03) (0.03) (0.06) 10.90 7.59% 746,243 0.39% 1.71% 0.65% 21.82%
12/31/2019 9.61 0.21 0.81 1.02 (0.26) (0.19) (0.45) 10.18 10.67% 639,362 0.39% 2.05% 0.65% 33.21%
12/31/2018 10.16 0.21 (0.47) (0.26) (0.23) (0.06) (0.29) 9.61 (2.60)% 624,695 0.39% 2.11% 0.65% 15.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Blueprint Funds - June 30, 2023 (Unaudited) - Financial Highlights - 49
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 10.41 $ (0.01) $ 0.74 $ 0.73 $ — $ — $ — $ 11.14 7.01% $ 24,303 0.29% (0.14)% 0.39% 3.76%
12/31/2022 12.48 0.27 (1.97) (1.70) — (0.37) (0.37) 10.41 (13.60)% 22,509 0.29% 2.46% 0.39% 17.28%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
12/31/2020 10.48 0.13 0.87 1.00 (0.07) (0.15) (0.22) 11.26 9.71% 21,757 0.29% 1.30% 0.39% 7.54%
12/31/2019 9.90 0.18 1.40 1.58 (0.29) (0.71) (1.00) 10.48 16.29% 20,019 0.29% 1.67% 0.39% 54.36%
12/31/2018 11.38 0.20 (0.85) (0.65) (0.25) (0.58) (0.83) 9.90 (6.04)% 17,637 0.29% 1.83% 0.39% 16.15%
Class II Shares
6/30/2023 (Unaudited) 10.32 (0.01) 0.73 0.72 — — — 11.04 6.98% 1,598,758 0.38% (0.23)% 0.64% 3.76%
12/31/2022 12.39 0.25 (1.95) (1.70) — (0.37) (0.37) 10.32 (13.70)% 1,577,974 0.38% 2.24% 0.64% 17.28%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
12/31/2020 10.41 0.11 0.88 0.99 (0.07) (0.15) (0.22) 11.18 9.68% 2,045,122 0.38% 1.12% 0.64% 7.54%
12/31/2019 9.84 0.16 1.40 1.56 (0.28) (0.71) (0.99) 10.41 16.18% 2,065,576 0.38% 1.48% 0.64% 54.36%
12/31/2018 11.33 0.20 (0.86) (0.66) (0.25) (0.58) (0.83) 9.84 (6.23)% 1,961,859 0.38% 1.83% 0.64% 16.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

50 - Financial Highlights - June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 9.96 $ (0.01) $ 0.90 $ 0.89 $ — $ — $ — $ 10.85 8.94% $ 43,207 0.28% (0.18)% 0.38% 3.63%
12/31/2022 12.27 0.26 (2.10) (1.84) — (0.47) (0.47) 9.96 (15.02)%(h) 40,461 0.29% 2.45% 0.39% 16.86%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
12/31/2020 9.98 0.09 1.03 1.12 (0.10) (0.38) (0.48) 10.62 11.67% 37,553 0.29% 0.89% 0.39% 8.73%
12/31/2019 9.43 0.12 1.72 1.84 (0.30) (0.99) (1.29) 9.98 20.22% 32,811 0.28% 1.20% 0.38% 71.43%
12/31/2018 11.02 0.19 (1.02) (0.83) (0.23) (0.53) (0.76) 9.43 (8.04)% 27,457 0.28% 1.75% 0.38% 22.31%
Class II Shares
6/30/2023 (Unaudited) 9.94 (0.01) 0.89 0.88 — — — 10.82 8.85% 1,887,362 0.37% (0.27)% 0.63% 3.63%
12/31/2022 12.25 0.24 (2.08) (1.84) — (0.47) (0.47) 9.94 (15.05)% 1,849,289 0.38% 2.20% 0.64% 16.86%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
12/31/2020 9.98 0.07 1.03 1.10 (0.10) (0.38) (0.48) 10.60 11.47% 2,413,494 0.38% 0.74% 0.64% 8.73%
12/31/2019 9.42 0.11 1.73 1.84 (0.29) (0.99) (1.28) 9.98 20.24% 2,419,752 0.37% 1.04% 0.63% 71.43%
12/31/2018 11.01 0.16 (1.00) (0.84) (0.22) (0.53) (0.75) 9.42 (8.16)% 2,286,265 0.37% 1.53% 0.63% 22.31%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - June 30, 2023 (Unaudited) - Financial Highlights - 51
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 10.47 $ — $ 0.72 $ 0.72 $ — $ — $ — $ 11.19 6.88% $ 6,091 0.25% 0.06% 0.42% 10.19%
12/31/2022 12.12 0.30 (1.95) (1.65) — — — 10.47 (13.61)% 5,146 0.25% 2.78% 0.42% 15.38%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
12/31/2020 10.54 0.13 0.43 0.56 (0.07) — (0.07) 11.03 5.32% 3,014 0.25% 1.27% 0.42% 12.19%
12/31/2019 9.67 0.18 1.17 1.35 (0.28) (0.20) (0.48) 10.54 14.05% 2,674 0.25% 1.76% 0.42% 60.58%
12/31/2018 11.07 0.23 (0.96) (0.73) (0.24) (0.43) (0.67) 9.67 (6.81)% 2,132 0.25% 2.14% 0.42% 17.05%
Class II Shares
6/30/2023 (Unaudited) 10.41 (0.01) 0.72 0.71 — — — 11.12 6.82% 493,822 0.45% (0.14)% 0.67% 10.19%
12/31/2022 12.08 0.24 (1.91) (1.67) — — — 10.41 (13.82)% 482,259 0.45% 2.17% 0.67% 15.38%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
12/31/2020 10.53 0.10 0.43 0.53 (0.07) — (0.07) 10.99 5.04% 582,404 0.45% 1.01% 0.67% 12.19%
12/31/2019 9.66 0.15 1.18 1.33 (0.26) (0.20) (0.46) 10.53 13.85% 581,599 0.45% 1.45% 0.67% 60.58%
12/31/2018 11.06 0.19 (0.94) (0.75) (0.22) (0.43) (0.65) 9.66 (7.01)% 532,697 0.45% 1.78% 0.67% 17.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

52 - Financial Highlights - June 30, 2023 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2023 (Unaudited) $ 11.09 $ — $ 0.73 $ 0.73 $ — $ — $ — $ 11.82 6.58% $ 7,827 0.22% 0.04% 0.41% 10.59%
12/31/2022 13.06 0.31 (2.28) (1.97) — — — 11.09 (15.08)% 7,648 0.22% 2.67% 0.41% 13.95%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
12/31/2020 10.61 0.12 0.67 0.79 (0.08) — (0.08) 11.32 7.53% 5,336 0.22% 1.17% 0.41% 12.93%
12/31/2019 9.79 0.17 1.33 1.50 (0.29) (0.39) (0.68) 10.61 15.59% 4,337 0.22% 1.59% 0.41% 71.18%
12/31/2018 11.31 0.22 (0.95) (0.73) (0.23) (0.56) (0.79) 9.79 (6.79)% 3,337 0.22% 2.03% 0.41% 16.69%
Class II Shares
6/30/2023 (Unaudited) 11.02 (0.01) 0.73 0.72 — — — 11.74 6.53% 1,148,110 0.42% (0.16)% 0.66% 10.59%
12/31/2022 13.01 0.26 (2.25) (1.99) — — — 11.02 (15.30)%(h) 1,126,400 0.42% 2.23% 0.66% 13.95%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
12/31/2020 10.59 0.09 0.68 0.77 (0.08) — (0.08) 11.28 7.36% 1,317,831 0.42% 0.85% 0.66% 12.93%
12/31/2019 9.77 0.13 1.35 1.48 (0.27) (0.39) (0.66) 10.59 15.42% 1,293,363 0.42% 1.29% 0.66% 71.18%
12/31/2018 11.30 0.18 (0.94) (0.76) (0.21) (0.56) (0.77) 9.77 (7.07)% 1,162,037 0.42% 1.66% 0.66% 16.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 53
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I and Class II shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

54 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Blueprint Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 180,749,041 $ – $ – $ 180,749,041
Total $ 180,749,041 $ – $ – $ 180,749,041
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 413,592,121 $ – $ – $ 413,592,121
Total $ 413,592,121 $ – $ – $ 413,592,121
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,941,817,543 $ – $ – $ 1,941,817,543
Total $ 1,941,817,543 $ – $ – $ 1,941,817,543

Blueprint Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 55
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 541,144,363 $ – $ – $ 541,144,363
Total $ 541,144,363 $ – $ – $ 541,144,363
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 544,573,105 $ – $ – $ 544,573,105
Total $ 544,573,105 $ – $ – $ 544,573,105
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,623,646,542 $ – $ – $ 1,623,646,542
Total $ 1,623,646,542 $ – $ – $ 1,623,646,542
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,931,250,784 $ – $ – $ 1,931,250,784
Total $ 1,931,250,784 $ – $ – $ 1,931,250,784
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,461,846 $ – $ – $ 1,461,846
Investment Companies 476,788,287 – – 476,788,287
Total $ 478,250,133 $ – $ – $ 478,250,133
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 3,969,154 $ – $ – $ 3,969,154
Investment Companies 1,111,137,018 – – 1,111,137,018
Total $ 1,115,106,172 $ – $ – $ 1,115,106,172
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

56 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Blueprint Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, the Funds did not have overdrawn balances.
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

Blueprint Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 57
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2023:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,461,846
Total $ 1,461,846
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 3,969,154
Total $ 3,969,154
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,322,476)
Total $ (1,322,476)
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (18,118,979)
Total $ (18,118,979)
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 173,564
Total $ 173,564
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,400,056
Total $ 1,400,056
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 23,787,691
Average Notional Balance Short $ 13,030,756
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 61,326,703
Average Notional Balance Short $ 54,787,337

58 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Blueprint Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2023, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Blueprint Managed Growth & Income and
Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Blueprint Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 59
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $31,427 during the six months ended June 30, 2023.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2024.
During the six months ended June 30, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Fund
Advisory Fee
Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10
Blueprint Moderate 0.10
Blueprint Moderately Conservative 0.10
Blueprint Conservative 0.10
Blueprint Balanced 0.10
Blueprint Capital Appreciation 0.10
Fund Amount
Blueprint Aggressive $ 84,336
Blueprint Moderately Aggressive 200,022
Blueprint Moderate 955,628
Blueprint Moderately Conservative 271,772
Blueprint Conservative 277,662
Blueprint Balanced 803,740
Blueprint Capital Appreciation 950,342

60 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Blueprint Funds
For the six months ended June 30, 2023, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.05
Blueprint Managed Growth 0.22 N/A 0.03
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25
Blueprint Moderate All Classes 0.25
Blueprint Moderately Conservative All Classes 0.25
Blueprint Conservative All Classes 0.25
Blueprint Balanced All Classes 0.25
Blueprint Capital Appreciation All Classes 0.25
Blueprint Managed Growth & Income All Classes 0.10
Blueprint Managed Growth All Classes 0.07
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
Blueprint Aggressive $ 8,224 $ — $ — $ — $ 8,224
Blueprint Moderately Aggressive 8,664 — 111 — 8,775
Blueprint Moderate — — — — —
Blueprint Moderately Conservative — — — — —
Blueprint Conservative — — — — —
Blueprint Balanced — — — — —
Blueprint Capital Appreciation — — — — —

Blueprint Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 61
During the six months ended June 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $1,133,634 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $19,091.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2024:
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
Blueprint Managed Growth &
Income $ 488,012 $ 1,008,840 $ 883,701 $ 408,366 $ 2,788,919
Blueprint Managed Growth 1,230,047 2,656,110 2,380,815 1,074,697 7,341,669
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16
Blueprint Moderate 0.16
Blueprint Moderately Conservative 0.16
Blueprint Conservative 0.16
Blueprint Balanced 0.16
Blueprint Capital Appreciation 0.16
Blueprint Managed Growth & Income 0.05
Blueprint Managed Growth 0.05

62 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Blueprint Funds
During the six months ended June 30, 2023, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2023, each Fund’s total administrative services fees were as follows:
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the
Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Amount
Blueprint Aggressive $ 95,767
Blueprint Moderately Aggressive 245,402
Blueprint Moderate 1,489,305
Blueprint Moderately Conservative 429,992
Blueprint Conservative 438,277
Blueprint Balanced 1,267,467
Blueprint Capital Appreciation 1,487,130
Blueprint Managed Growth & Income 121,168
Blueprint Managed Growth 281,876
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 126,506
Blueprint Moderately Aggressive 300,036
Blueprint Moderate 1,433,459
Blueprint Moderately Conservative 407,663
Blueprint Conservative 416,498
Blueprint Balanced 1,205,625
Blueprint Capital Appreciation 1,425,530
Blueprint Managed Growth & Income 367,634
Blueprint Managed Growth 851,309

Blueprint Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 63
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2023 were as follows:
Blueprint Aggressive
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,228,472 11,163,201 641,871 (1,145,438) (360,569) 1,162,582 11,461,647 47,549 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,668,250 12,814,277 365,834 (977,205) (511,736) 1,454,638 13,145,808 — —
NVIT GS International Equity
Insights Fund, Class Y 2,510,112 23,482,494 1,287,871 (2,885,503) (261,270) 3,126,110 24,749,702 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 6,731,234 63,962,678 1,749,078 (3,446,450) (1,291,836) 9,973,736 70,947,206 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 899,238 7,911,199 490,949 (405,051) (177,098) 1,064,475 8,884,474 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 2,083,330 27,038,022 995,346 (1,226,431) (7,455) 3,325,468 30,124,950 — —
Nationwide Bond Fund,
Class R6 218,168 1,557,425 220,609 — — 2,214 1,780,248 28,356 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 902,757 8,092,999 750,818 (170,618) (35,462) 281,500 8,919,237 — —
NVIT Core Bond Fund,
Class Y 1,174,592 6,434,275 4,331,920 (134,556) (28,080) 132,210 10,735,769 — —
Total 162,456,570 10,834,296 (10,391,252) (2,673,506) 20,522,933 180,749,041 75,905 —
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 2,454,557 21,925,275 243,365 (871,795) (334,763) 1,938,931 22,901,013 95,066 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,387,337 24,918,018 1,120,599 (1,264,658) (458,033) 2,376,289 26,692,215 — —
NVIT GS International Equity
Insights Fund, Class Y 5,062,071 50,479,697 536,259 (7,184,102) (492,363) 6,572,529 49,912,020 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 13,488,766 140,589,786 — (16,838,440) 79,000 18,341,252 142,171,598 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,827,976 17,344,988 153,728 (1,296,136) (517,273) 2,375,095 18,060,402 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 4,151,964 60,743,592 — (7,716,155) 594,150 6,415,812 60,037,399 — —
Nationwide Bond Fund,
Class R6 1,001,114 6,242,872 1,945,094 — — (18,880) 8,169,086 122,397 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 4,131,091 37,583,373 2,196,393 (95,718) (18,009) 1,149,141 40,815,180 — —
NVIT Core Bond Fund,
Class Y 4,905,165 29,644,567 14,752,442 (44,793) (9,277) 490,269 44,833,208 — —
Total 389,472,168 20,947,880 (35,311,797) (1,156,568) 39,640,438 413,592,121 217,463 —
Blueprint Moderate
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 5,955,813 57,531,878 240,235 (6,301,830) (1,261,117) 5,358,568 55,567,734 240,235 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 13,419,522 108,128,251 — (10,448,108) (3,992,559) 12,058,252 105,745,836 — —

64 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Blueprint Funds
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS International Equity
Insights Fund, Class Y 16,008,540 167,911,950 — (29,737,192) (1,794,526) 21,463,973 157,844,205 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 49,883,080 538,442,904 — (82,519,211) 398,872 69,445,097 525,767,662 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,722,941 51,817,906 — (10,350,848) (1,101,641) 6,297,242 46,662,659 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 15,447,498 234,816,176 — (38,227,543) 2,986,963 23,795,221 223,370,817 — —
Nationwide Bond Fund,
Class R6 5,896,476 44,642,661 3,389,003 — — 83,580 48,115,244 789,587 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 31,144,149 295,808,773 5,401,755 (2,437,565) (479,138) 9,410,364 307,704,189 — —
NVIT Core Bond Fund,
Class Y 35,719,187 256,512,758 66,646,796 (1,203,675) (257,241) 4,774,730 326,473,368 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 3,360,100 27,269,157 779,390 — — 781,107 28,829,654 — —
NVIT Loomis Short Term
Bond Fund, Class Y 12,005,827 111,733,631 1,998,837 — — 2,003,707 115,736,175 — —
Total 1,894,616,045 78,456,016 (181,225,972) (5,500,387) 155,471,841 1,941,817,543 1,029,822 —
Blueprint Moderately Conservative
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 811,233 8,596,124 33,889 (1,659,320) (297,894) 896,001 7,568,800 33,890 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,066,269 18,206,181 — (3,255,280) (1,182,870) 2,514,171 16,282,202 — —
NVIT GS International Equity
Insights Fund, Class Y 3,591,412 38,799,162 — (7,973,565) (386,844) 4,972,566 35,411,319 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 8,860,316 100,131,185 418,070 (20,103,819) 215,701 12,726,593 93,387,730 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 771,966 8,596,124 — (1,835,964) (329,363) 1,196,227 7,627,024 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 2,893,112 45,128,523 56,301 (8,552,012) 735,610 4,465,972 41,834,394 — —
Nationwide Bond Fund,
Class R6 2,639,903 21,818,926 483,489 (824,798) (148,611) 212,599 21,541,605 379,916 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,191,261 11,337,201 232,454 (829,702) (33,698) 62,748 10,769,003 211,712 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 10,347,282 104,361,563 215,082 (5,495,176) (1,050,147) 4,199,828 102,231,150 — —
NVIT Core Bond Fund,
Class Y 13,520,623 109,937,327 17,215,797 (5,619,125) (1,209,439) 3,253,933 123,578,493 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,253,450 11,090,749 — (654,530) (109,228) 427,612 10,754,603 — —
NVIT Loomis Short Term
Bond Fund, Class Y 7,277,805 71,096,241 656,269 (2,863,943) (274,720) 1,544,193 70,158,040 — —
Total 549,099,306 19,311,351 (59,667,234) (4,071,503) 36,472,443 541,144,363 625,518 —

Blueprint Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 65
Blueprint Conservative
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,029,925 9,542,372 39,773 (2,184,500) (755,645) 1,473,808 8,115,808 — —
NVIT GS International Equity
Insights Fund, Class Y 2,014,862 22,759,490 46,719 (5,639,031) (233,706) 2,933,063 19,866,535 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 4,583,770 53,623,613 1,392,784 (13,641,265) 163,314 6,774,492 48,312,938 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 252,636 2,922,518 — (726,454) (291,403) 591,381 2,496,042 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 1,411,605 22,649,738 278,225 (5,135,595) 491,089 2,128,350 20,411,807 — —
Nationwide Bond Fund,
Class R6 3,662,788 31,127,460 587,456 (1,929,953) (367,155) 470,546 29,888,354 534,416 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,404,110 22,734,950 428,226 (1,488,601) (79,301) 137,882 21,733,156 428,226 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 13,188,677 134,957,010 302,314 (9,039,595) (1,748,079) 5,832,477 130,304,127 — —
NVIT Core Bond Fund,
Class Y 15,442,158 134,990,331 11,361,486 (7,787,856) (1,728,183) 4,305,549 141,141,327 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,581,009 14,323,032 — (1,171,896) (191,911) 605,834 13,565,059 — —
NVIT Loomis Short Term
Bond Fund, Class Y 11,279,871 112,748,385 732,322 (6,741,307) (607,981) 2,606,533 108,737,952 — —
Total 562,378,899 15,169,305 (55,486,053) (5,348,961) 27,859,915 544,573,105 962,642 —
Blueprint Balanced
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 4,114,522 41,266,570 167,742 (5,973,263) (1,132,884) 4,060,328 38,388,493 167,742 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 8,222,763 69,114,954 151,101 (9,566,688) (3,482,483) 8,578,488 64,795,372 — —
NVIT GS International Equity
Insights Fund, Class Y 14,051,896 145,281,692 — (24,138,991) (1,138,070) 18,547,068 138,551,699 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 32,871,901 355,215,893 418,351 (55,663,947) 679,363 45,820,176 346,469,836 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,132,291 33,260,321 — (5,737,033) (382,484) 3,806,235 30,947,039 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 10,404,977 155,824,822 635,240 (24,217,302) 2,098,989 16,114,223 150,455,972 — —
Nationwide Bond Fund,
Class R6 6,917,202 56,264,443 1,473,237 (1,447,068) (276,791) 430,549 56,444,370 984,130 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 29,355,154 287,973,642 2,676,618 (9,320,269) (1,787,193) 10,486,126 290,028,924 — —
NVIT Core Bond Fund,
Class Y 35,207,729 272,350,816 52,958,400 (8,470,503) (1,817,635) 6,777,569 321,798,647 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,815,189 24,541,602 — (1,099,876) (174,617) 887,211 24,154,320 — —
NVIT Loomis Short Term
Bond Fund, Class Y 16,764,717 160,014,524 2,401,623 (3,675,598) (347,650) 3,218,971 161,611,870 — —
Total 1,601,109,279 60,882,312 (149,310,538) (7,761,455) 118,726,944 1,623,646,542 1,151,872 —

66 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Blueprint Funds
Blueprint Capital Appreciation
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 8,938,418 87,266,155 352,816 (10,463,601) (2,053,120) 8,293,193 83,395,443 352,816 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 15,177,874 124,156,337 — (13,710,161) (4,987,029) 14,142,501 119,601,648 — —
NVIT GS International Equity
Insights Fund, Class Y 18,843,483 190,757,305 26,327 (27,848,500) (1,445,364) 24,306,973 185,796,741 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 59,163,493 629,000,982 — (87,486,571) 543,211 81,525,597 623,583,219 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 6,615,596 68,279,124 — (9,964,129) (4,136,653) 11,183,742 65,362,084 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 15,455,623 228,302,776 — (31,311,022) 2,534,833 23,961,722 223,488,309 — —
Nationwide Bond Fund,
Class R6 4,684,894 36,772,132 1,379,158 — — 77,444 38,228,734 650,108 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 23,195,992 225,501,010 3,907,188 (7,031,893) (1,391,859) 8,191,952 229,176,398 — —
NVIT Core Bond Fund,
Class Y 31,298,183 224,949,255 63,159,275 (6,039,377) (1,277,403) 5,273,639 286,065,389 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 2,224,519 18,665,902 — (117,297) (18,691) 556,458 19,086,372 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,961,250 56,828,862 751,266 (1,136,031) (101,639) 1,123,989 57,466,447 — —
Total 1,890,479,840 69,576,030 (195,108,582) (12,333,714) 178,637,210 1,931,250,784 1,002,924 —
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 1,207,290 10,971,102 118,737 (612,604) (123,998) 910,778 11,264,015 47,130 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,412,730 18,395,174 279,113 (1,013,747) (393,020) 1,744,792 19,012,312 — —
NVIT GS International Equity
Insights Fund, Class Y 4,123,135 45,186,332 257,786 (10,275,538) (325,258) 5,810,790 40,654,112 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 9,681,650 108,499,195 644,464 (21,208,459) 77,887 14,031,503 102,044,590 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 919,091 9,527,412 57,286 (1,487,768) (103,460) 1,087,145 9,080,615 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,053,057 59,451,571 279,268 (22,324,895) 2,771,944 3,969,320 44,147,208 — —
Nationwide Bond Fund,
Class R6 2,028,828 14,405,147 2,959,954 (835,602) (156,626) 182,362 16,555,235 248,723 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 8,613,395 75,740,289 11,419,900 (4,297,382) (774,718) 3,012,250 85,100,339 — —
NVIT Core Bond Fund,
Class Y 10,330,653 71,565,804 25,689,431 (4,069,377) (866,575) 2,102,881 94,422,164 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 826,033 6,275,066 994,450 (358,115) (59,421) 235,386 7,087,366 — —
NVIT Loomis Short Term
Bond Fund, Class Y 4,919,121 43,584,646 5,456,327 (2,387,434) (212,765) 979,557 47,420,331 — —
Total 463,601,738 48,156,716 (68,870,921) (166,010) 34,066,764 476,788,287 295,853 —

Blueprint Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 67
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Blueprint Managed Growth
Security Description
Shares/Principal
at June 30, 2023
Market Value
December 31,
2022
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2023
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 3,406,383 29,502,562 1,799,828 (1,655,566) (331,604) 2,466,332 31,781,552 126,567 —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 7,675,171 55,572,169 3,977,641 (3,173,166) (1,207,607) 5,311,308 60,480,345 — —
NVIT GS International Equity
Insights Fund, Class Y 9,155,977 95,578,375 240,854 (17,206,440) (562,945) 12,228,085 90,277,929 — —
NVIT GS Large Cap Equity
Insights Fund, Class Y 28,581,589 316,449,964 800,486 (57,249,574) (26,698) 41,275,765 301,249,943 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,701,282 26,736,141 70,839 (2,899,567) (216,206) 2,997,457 26,688,664 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 8,835,122 171,823,530 340,030 (63,919,073) 6,722,578 12,788,798 127,755,863 — —
Nationwide Bond Fund,
Class R6 3,371,165 23,032,876 5,822,818 (1,382,257) (265,245) 300,518 27,508,710 397,654 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 17,812,560 151,484,158 28,894,657 (8,846,448) (1,626,909) 6,082,632 175,988,090 — —
NVIT Core Bond Fund,
Class Y 20,429,190 132,353,205 59,952,148 (7,803,503) (1,708,773) 3,929,722 186,722,799 — —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y 1,921,773 14,138,924 2,785,169 (829,355) (137,389) 531,464 16,488,813 — —
NVIT Loomis Short Term
Bond Fund, Class Y 6,866,630 56,851,450 11,665,397 (3,317,418) (298,571) 1,293,452 66,194,310 — —
Total 1,073,523,354 116,349,867 (168,282,367) 340,631 89,205,533 1,111,137,018 524,221 —
* Purchases include reinvestment of income and realized gain distributions, as applicable.

68 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Blueprint Funds
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.com/mutualfunds for series of
NMF or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
Fund Purchases
*
Sales
Blueprint Aggressive $ 10,834,296 $ 10,391,252
Blueprint Moderately Aggressive 20,947,880 35,311,797
Blueprint Moderate 78,456,016 181,225,972
Blueprint Moderately Conservative 19,311,351 59,667,234
Blueprint Conservative 15,169,305 55,486,053
Blueprint Balanced 60,882,312 149,310,538
Blueprint Capital Appreciation 69,576,030 195,108,582
Blueprint Managed Growth & Income 48,156,716 68,870,921
Blueprint Managed Growth 116,349,867 168,282,367
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Blueprint Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 69
10. Federal Tax Information
As of June 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 179,489,326 $ 8,535,156 $ (7,275,441) $ 1,259,715
Blueprint Moderately Aggressive 407,665,666 25,953,636 (20,027,181) 5,926,455
Blueprint Moderate 1,980,611,689 99,507,563 (138,301,709) (38,794,146)
Blueprint Moderately Conservative 571,570,433 18,014,408 (48,440,478) (30,426,070)
Blueprint Conservative 596,145,359 11,352,135 (62,924,389) (51,572,254)
Blueprint Balanced 1,690,386,755 64,879,852 (131,620,065) (66,740,213)
Blueprint Capital Appreciation 1,949,503,380 101,729,129 (119,981,725) (18,252,596)
Blueprint Managed Growth & Income 492,945,466 20,405,092 (35,100,425) (14,695,333)
Blueprint Managed Growth 1,127,337,635 58,909,789 (71,141,252) (12,231,463)

70 - Supplemental Information - June 30, 2023 (Unaudited) - Blueprint Funds
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Blueprint Funds - June 30, 2023 (Unaudited) - Management Information - 71
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

72 - Management Information - June 30, 2023 (Unaudited) - Blueprint Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Blueprint Funds - June 30, 2023 (Unaudited) - Management Information - 73
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

74 - Market Index Definitions - June 30, 2023 (Unaudited) - Blueprint Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Blueprint Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 75
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

76 - Market Index Definitions - June 30, 2023 (Unaudited) - Blueprint Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

Blueprint Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 77
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

78 - Market Index Definitions - June 30, 2023 (Unaudited) - Blueprint Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-BP (8-23)

Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Overview 5
Shareholder Expense Example 10
Statements of Investments 12
Statements of Assets and Liabilities 18
Statements of Operations 22
Statements of Changes in Net Assets 24
Financial Highlights 28
Notes to Financial Statements 33
Supplemental Information 47
Management Information 49
Market Index Definitions 52

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT BlackRock Managed Global Allocation Fund - June 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Alternative Assets 94.0%
Futures Contracts 0.3%
Other assets in excess of liabilities
§
5.7%
100.0%
Top Holdings
2
BlackRock Global Allocation VI Fund, Class I 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Fund Overview - June 30, 2023 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Asset Allocation
1
Fixed Income Funds 99.7%
Repurchase Agreements 9.7%
Liabilities in excess of other assets
§
(9.4)%
100.0%
Top Holdings
2
iShares Core U.S. Aggregate Bond ETF 45.4%
iShares Core 1-5 Year USD Bond ETF 13.8%
iShares Core 10+ Year USD Bond ETF 9.2%
iShares Core Total USD Bond Market ETF 9.1%
iShares MBS ETF 9.1%
iShares U.S. Treasury Bond ETF 4.5%
Pershing LLC 5.7%
MetLife, Inc. 1.9%
Cantor Fitzgerald & Co. 1.3%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT iShares
®
Global Equity ETF Fund - June 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Equity Funds 99.9%
Repurchase Agreement 2.8%
Liabilities in excess of other assets (2.7)%
100.0%
Top Holdings
2
iShares Core S&P Total US Stock Market ETF 27.5%
iShares Core S&P Mid-Cap ETF 17.4%
iShares Core MSCI International Developed Markets
ETF 13.1%
iShares Core MSCI EAFE ETF 11.2%
iShares US Equity Factor ETF 8.8%
iShares Core S&P 500 ETF 6.9%
iShares Core S&P Small-Cap ETF 2.8%
iShares MSCI USA Quality Factor ETF 2.0%
iShares U.S. Small-Cap Equity Factor ETF 2.0%
iShares MSCI USA Momentum Factor ETF 1.9%
Other Holdings
#
6.4%
100.0%
#
For purposes of listing top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

8 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
Asset Allocation
1
Equity Funds 46.3%
Balanced Fund 27.7%
Fixed Income Funds 18.3%
Futures Contracts 0.4%
Other assets in excess of liabilities
§
7.3%
100.0%
Top Holdings
2
American Funds Growth Fund, Class 1 30.2%
American Balanced Fund, Class R6 30.0%
American Funds Washington Mutual Investors Fund,
Class 1 20.0%
Bond Fund of America (The), Class R6 14.9%
American Funds U.S. Government Securities Fund,
Class 1 4.9%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT Managed American Funds Growth-Income Fund - June 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Equity Fund 94.2%
Futures Contracts 0.2%
Other assets in excess of liabilities
§
5.6%
100.0%
Top Holdings
2
American Funds Growth-Income Fund, Class 1 100.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

10 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Fund of Funds
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT BlackRock Managed Global Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,070.70 2.31 0.45
Hypothetical
(c)(d)
1,000.00 1,022.56 2.26 0.45
NVIT iShares
®
Fixed Income ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,020.50 3.36 0.67
Hypothetical
(c)(d)
1,000.00 1,021.47 3.36 0.67
Class Y Shares
Actual
(c)
1,000.00 1,024.00 0.85 0.17
Hypothetical
(c)(d)
1,000.00 1,023.95 0.85 0.17
NVIT iShares
®
Global Equity ETF Fund
Class II Shares
Actual
(c)
1,000.00 1,121.70 3.52 0.67
Hypothetical
(c)(d)
1,000.00 1,021.47 3.36 0.67
Class Y Shares
Actual
(c)
1,000.00 1,124.10 0.90 0.17
Hypothetical
(c)(d)
1,000.00 1,023.95 0.85 0.17

Fund of Funds - June 30, 2023 (Unaudited) - Shareholder Expense Example - 11
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
(a)
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a) (b)
NVIT Managed American Funds Asset Allocation Fund
Class II Shares
Actual
(c)
1,000.00 1,098.20 3.54 0.68
Hypothetical
(c)(d)
1,000.00 1,021.42 3.41 0.68
NVIT Managed American Funds Growth-Income Fund
Class II Shares
Actual
(c)
1,000.00 1,134.80 3.65 0.69
Hypothetical
(c)(d)
1,000.00 1,021.37 3.46 0.69
(a)
Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(d)
Represents the hypothetical 5% return before expenses.

12 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
Investment Company 94 .0%
Shares Value ($)
Alternative Assets 94.0%
BlackRock Global Allocation VI
Fund, Class I* 20,712,751 327,882,851
Total Alternative Assets
(cost $335,318,339) 327,882,851
Total Investment Company
(cost $335,318,339) 327,882,851
Total Investments
(cost $335,318,339) — 94.0% 327,882,851
Other assets in excess of liabilities — 6.0% 20,935,832
NET ASSETS — 100.0% $ 348,818,683
* Denotes a non-income producing security.
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 251 9/2023 USD 27,051,525 148,365
Russell 2000 E-Mini Index 1 9/2023 USD 95,185 (388)
S&P 500 E-Mini Index 201 9/2023 USD 45,106,913 1,029,363
S&P Midcap 400 E-Mini Index 2 9/2023 USD 528,820 7,515
Net contracts 1,184,855
As of June 30, 2023, the Fund had $3,453,303 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - June 30, 2023 (Unaudited) - Statement of Investments - 13
Exchange Traded Funds 99 .7%
Shares Value ($)
Fixed Income Funds 99.7%
iShares Core 10+ Year USD
Bond ETF(a) 92,217 4,850,476
iShares Core 1-5 Year USD
Bond ETF(a) 156,960 7,320,614
iShares Core Total USD Bond
Market ETF(a) 106,370 4,836,644
iShares Core U.S. Aggregate
Bond ETF 245,688 24,065,139
iShares MBS ETF 51,557 4,808,464
iShares U.S. Treasury Bond ETF 103,731 2,375,440
Total Exchange Traded Funds
(cost $54,330,405) 48,256,777
Repurchase Agreements 9 .7%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $679,252,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $692,544.(b)
(c) 678,965 678,965
MetLife, Inc., 5.07%,
dated 6/30/2023, due
7/3/2023, repurchase price
$1,000,423, collateralized
by U.S. Government
Treasury Securities, 0.00%,
maturing  5/15/2046; total
market value $1,020,552.
(b)(c) 1,000,000 1,000,000
Pershing LLC, 5.08%,
dated 6/30/2023, due
7/3/2023, repurchase price
$3,001,270, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 7/16/2023
- 2/20/2073; total market
value $3,060,000.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $4,678,965) 4,678,965
Total Investments
(cost $59,007,230) — 109.4% 52,935,742
Liabilities in excess of other assets — (9.4)% (4,566,421)
NET ASSETS — 100.0% $ 48,369,321
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $4,592,014, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $4,678,965 and by $5,430 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 4.50%, and maturity dates ranging from 7/20/2023 –
2/15/2052, a total value of $4,684,395.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $4,678,965.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 99 .9%
Shares Value ($)
Equity Funds 99.9%
iShares Core MSCI EAFE ETF 106,964 7,220,070
iShares Core MSCI International
Developed Markets ETF(a) 137,873 8,426,798
iShares Core S&P 500 ETF(a) 10,022 4,466,906
iShares Core S&P Mid-Cap ETF 42,777 11,185,330
iShares Core S&P Small-Cap
ETF 18,182 1,811,836
iShares Core S&P Total US
Stock Market ETF(a) 181,040 17,712,953
iShares MSCI USA Momentum
Factor ETF 8,387 1,209,825
iShares MSCI USA Quality
Factor ETF 9,501 1,281,400
iShares MSCI USA Size Factor
ETF(a) 9,839 1,207,639
iShares MSCI USA Value Factor
ETF(a) 12,818 1,202,200
iShares U.S. Small-Cap Equity
Factor ETF(a) 23,566 1,263,609
iShares US Equity Factor ETF(a) 127,413 5,677,523
Total Exchange Traded Funds
(cost $57,403,836) 62,666,089
Repurchase Agreement 2 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $1,762,195,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $1,796,679.
(b)(c) 1,761,450 1,761,450
Total Repurchase Agreement
(cost $1,761,450) 1,761,450
Total Investments
(cost $59,165,286) — 102.7% 64,427,539
Liabilities in excess of other assets — (2.7)% (1,675,213)
NET ASSETS — 100.0% $ 62,752,326
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $6,005,904, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$1,761,450 and by $4,300,511 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 5.44%, and maturity dates ranging from 6/30/2024 –
11/15/2050, a total value of $6,061,961.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $1,761,450.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - June 30, 2023 (Unaudited) - Statement of Investments - 15
Investment Companies 92 .3%
Shares Value ($)
Balanced Fund 27.7%
American Balanced Fund, Class
R6 25,303,211 772,254,005
Total Balanced Fund
(cost $848,560,400) 772,254,005
Equity Funds 46.3%
American Funds Growth Fund,
Class 1 8,648,810 777,614,509
American Funds Washington
Mutual Investors Fund, Class
1 38,163,749 515,210,614
Total Equity Funds
(cost $1,573,533,809) 1,292,825,123
Investment Companies
Shares Value ($)
Fixed Income Funds 18.3%
American Funds U.S.
Government Securities Fund,
Class 1 12,794,292 127,559,087
Bond Fund of America (The),
Class R6 33,954,757 385,046,940
Total Fixed Income Funds
(cost $586,124,767) 512,606,027
Total Investment Companies
(cost $3,008,218,976) 2,577,685,155
Total Investments
(cost $3,008,218,976) — 92.3% 2,577,685,155
Other assets in excess of liabilities — 7.7% 213,597,250
NET ASSETS — 100.0% $ 2,791,282,405
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 203 9/2023 USD 21,878,325 111,228
Russell 2000 E-Mini Index 45 9/2023 USD 4,283,325 13,935
S&P 500 E-Mini Index 1,613 9/2023 USD 361,977,363 10,195,024
S&P Midcap 400 E-Mini Index 82 9/2023 USD 21,681,620 495,898
Net contracts 10,816,085
As of June 30, 2023, the Fund had $22,236,951 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 94 .2%
Shares Value ($)
Equity Fund 94.2%
American Funds Growth-Income
Fund, Class 1 12,281,209 668,957,455
Total Investment Company
(cost $583,019,292) 668,957,455
Total Investments
(cost $583,019,292) — 94.2% 668,957,455
Other assets in excess of liabilities — 5.8% 40,891,619
NET ASSETS — 100.0% $ 709,849,074
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 25 9/2023 USD 2,694,375 23,869
Russell 2000 E-Mini Index 2 9/2023 USD 190,370 185
S&P 500 E-Mini Index 147 9/2023 USD 32,988,638 1,048,650
S&P Midcap 400 E-Mini Index 10 9/2023 USD 2,644,100 67,132
Net contracts 1,139,836
As of June 30, 2023, the Fund had $2,076,556 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

18 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 327,882,851
Repurchase agreements, at value —
Cash 17,442,047
Deposits with broker for futures contracts 2,867,197
Interest and dividends receivable 66,278
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 43,957
Receivable for variation margin on futures contracts 720,672
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,818
Total Assets 349,024,820
Liabilities:
Payable for investments purchased 40,294
Payable for capital shares redeemed 839
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 42,584
Fund administration fees 13,268
Distribution fees —
Administrative servicing fees 71,689
Accounting and transfer agent fees 146
Trustee fees 160
Custodian fees 9,852
Compliance program costs (Note 3) 381
Professional fees 10,146
Printing fees 15,823
Other 955
Total Liabilities 206,137
Net Assets $ 348,818,683
* Includes value of securities on loan (Note 2) —
Cost of investment securities 335,318,339
Cost of repurchase agreements —
Represented by:
Capital $ 366,652,866
Total distributable earnings (loss) (17,834,183)
Net Assets $ 348,818,683

Fund of Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 48,256,777 $ 62,666,089 $ 2,577,685,155 $ 668,957,455
4,678,965 1,761,450 — —
92,858 173,608 186,246,638 38,677,803
— — 22,353,771 2,079,545
637 1,392 1,947,794 135,777
1,489 4,631 — —
— 256,611 814,733 175,994
107,388 25,217 — —
— — 4,616,335 434,905
5,187 5,026 — —
280 325 14,553 3,558
53,143,581 64,894,349 2,793,678,979 710,465,037
34,675 305,751 — —
471 20,668 798,981 181,371
4,678,965 1,761,450 — —
4,331 5,459 332,554 83,875
9,435 9,674 57,404 19,512
9,268 11,052 564,610 142,473
13,223 4,766 530,815 142,748
28 29 1,441 283
8 4 732 24
284 113 67,767 17,507
51 60 3,003 729
8,964 8,982 23,212 11,465
14,093 13,577 15,695 15,974
464 438 360 2
4,774,260 2,142,023 2,396,574 615,963
$ 48,369,321 $ 62,752,326 $ 2,791,282,405 $ 709,849,074
4,592,014 6,005,904 — —
54,328,265 57,403,836 3,008,218,976 583,019,292
4,678,965 1,761,450 — —
$ 55,176,944 $ 58,724,567 $ 3,039,063,687 $ 545,480,488
(6,807,623) 4,027,759 (247,781,282) 164,368,586
$ 48,369,321 $ 62,752,326 $ 2,791,282,405 $ 709,849,074

20 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 348,818,683
Class Y Shares —
Total $ 348,818,683
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 31,533,325
Class Y Shares —
Total 31,533,325
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 11 .06
Class Y Shares $ —

Fund of Funds - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 21
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 45,497,785 $ 55,598,991 $ 2,791,282,405 $ 709,849,074
2,871,536 7,153,335 — —
$ 48,369,321 $ 62,752,326 $ 2,791,282,405 $ 709,849,074
4,797,994 3,702,424 286,749,495 51,122,766
306,563 499,833 — —
5,104,557 4,202,257 286,749,495 51,122,766
$ 9 .48 $ 15 .02 $ 9 .73 $ 13 .89
$ 9 .37 $ 14 .31 $ — $ —

22 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Interest income $ 411,252
Income from securities lending (Note 2) —
Dividend income —
Total Income 411,252
EXPENSES:
Investment advisory fees 1,259,262
Fund administration fees 57,962
Distribution fees Class II Shares 425,425
Administrative servicing fees Class II Shares 425,425
Professional fees 12,714
Printing fees 5,406
Trustee fees 5,997
Custodian fees 1,839
Accounting and transfer agent fees 1,098
Compliance program costs (Note 3) 744
Other 3,525
Total expenses before fees waived and expenses reimbursed 2,199,397
Distribution fees waived - Class II (Note 3) (425,425)
Investment advisory fees waived (Note 3) (1,004,006)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 769,966
NET INVESTMENT INCOME/(LOSS) (358,714)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions —
Net realized gains (losses) from:
Transactions in investment securities (3,757,305)
Expiration or closing of futures contracts (Note 2) 578,043
Net realized gains (losses) (3,179,262)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 26,063,954
Futures contracts (Note 2) 796,042
Net change in unrealized appreciation/depreciation 26,859,996
Net realized/unrealized gains (losses) 23,680,734
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 23,322,020

Fund of Funds - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 23
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 3,757 $ 4,793 $ 242,908 $ 867,588
27,287 48,531 — —
589,643 580,332 21,655,525 2,280,786
620,687 633,656 21,898,433 3,148,374
24,857 30,381 1,976,151 486,313
30,445 31,732 310,692 92,485
53,146 61,373 3,351,726 824,138
53,146 61,373 3,351,726 824,138
7,743 7,922 51,356 18,071
3,479 3,334 18,931 7,201
777 945 47,384 11,532
955 1,224 14,501 3,347
244 288 8,645 2,075
98 117 5,851 1,427
621 697 27,911 7,197
175,511 199,386 9,164,874 2,277,924
— — — —
— — — —
(30,777) (29,636) — —
144,734 169,750 9,164,874 2,277,924
475,953 463,906 12,733,559 870,450
— — 47,881,554 33,609,073
(155,548) (439,112) (93,191,859) (1,737,311)
— — (3,646,484) (708,496)
(155,548) (439,112) (48,956,789) 31,163,266
546,828 6,401,639 292,750,718 53,353,930
— — (1,514,752) (637,687)
546,828 6,401,639 291,235,966 52,716,243
391,280 5,962,527 242,279,177 83,879,509
$ 867,233 $ 6,426,433 $ 255,012,736 $ 84,749,959

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Fund of Funds
NVIT BlackRock Managed Global Allocation
Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ (358,714) $ (1,303,384)
Net realized losses (3,179,262) (969,287)
Net change in unrealized appreciation/depreciation 26,859,996 (57,374,724)
Change in net assets resulting from operations 23,322,020 (59,647,395)
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (9,041,770) 98,060
Change in net assets 14,280,250 (59,549,335)
Net Assets:
Beginning of period 334,538,433 394,087,768
End of period $ 348,818,683 $ 334,538,433
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 4,789,929 $ 21,537,202
Dividends reinvested — —
Cost of shares redeemed (13,831,699) (21,439,142)
Total Class II Shares (9,041,770) 98,060
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (9,041,770) $ 98,060
SHARE TRANSACTIONS:
Class II Shares
Issued 446,742 1,921,239
Reinvested — —
Redeemed (1,293,742) (2,024,381)
Total Class II Shares (847,000) (103,142)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (847,000) (103,142)

Fund of Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 25
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 475,953 $ 769,747 $ 463,906 $ 822,697
(155,548) (936,928) (439,112) (1,108,062)
546,828 (6,250,882) 6,401,639 (8,340,296)
867,233 (6,418,063) 6,426,433 (8,625,661)
— (714,025) — (717,362)
— (58,721) — (114,446)
— (772,746) — (831,808)
6,391,599 3,633,766 5,648,318 9,523,735
7,258,832 (3,557,043) 12,074,751 66,266
41,110,489 44,667,532 50,677,575 50,611,309
$ 48,369,321 $ 41,110,489 $ 62,752,326 $ 50,677,575
$ 7,491,576 $ 9,984,837 $ 7,034,877 $ 13,824,859
— 714,025 — 717,362
(1,424,189) (7,403,035) (2,493,343) (6,179,367)
6,067,387 3,295,827 4,541,534 8,362,854
539,281 923,577 2,721,438 2,671,982
— 58,721 — 114,446
(215,069) (644,359) (1,614,654) (1,625,547)
324,212 337,939 1,106,784 1,160,881
$ 6,391,599 $ 3,633,766 $ 5,648,318 $ 9,523,735
788,024 996,611 493,407 979,785
— 76,122 — 53,487
(149,587) (751,456) (177,540) (438,650)
638,437 321,277 315,867 594,622
57,300 93,601 198,451 194,089
— 6,355 — 8,975
(22,767) (65,981) (118,739) (119,095)
34,533 33,975 79,712 83,969
672,970 355,252 395,579 678,591

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Fund of Funds
NVIT Managed American Funds Asset
Allocation Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 12,733,559 $ 31,360,433
Net realized gains (losses) (48,956,789) 172,043,095
Net change in unrealized appreciation/depreciation 291,235,966 (662,632,726)
Change in net assets resulting from operations 255,012,736 (459,229,198)
Distributions to Shareholders From:
Distributable earnings:
Class II — (653,510,245)
Change in net assets from shareholder distributions — (653,510,245)
Change in net assets from capital transactions (122,404,406) 528,764,824
Change in net assets 132,608,330 (583,974,619)
Net Assets:
Beginning of period 2,658,674,075 3,242,648,694
End of period $ 2,791,282,405 $ 2,658,674,075
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 8,426,567 $ 45,500,329
Dividends reinvested — 653,510,245
Cost of shares redeemed (130,830,973) (170,245,750)
Total Class II Shares (122,404,406) 528,764,824
Change in net assets from capital transactions $ (122,404,406) $ 528,764,824
SHARE TRANSACTIONS:
Class II Shares
Issued 903,680 3,815,307
Reinvested — 73,017,904
Redeemed (14,226,441) (15,786,364)
Total Class II Shares (13,322,761) 61,046,847
Total change in shares (13,322,761) 61,046,847

Fund of Funds - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 27
NVIT Managed American Funds Growth-
Income Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 870,450 $ 5,684,526
31,163,266 56,388,372
52,716,243 (175,623,684)
84,749,959 (113,550,786)
— —
— —
(20,873,820) 16,051,397
63,876,139 (97,499,389)
645,972,935 743,472,324
$ 709,849,074 $ 645,972,935
$ 4,950,948 $ 50,803,440
— —
(25,824,768) (34,752,043)
(20,873,820) 16,051,397
$ (20,873,820) $ 16,051,397
380,213 4,076,696
— —
(2,017,165) (2,712,713)
(1,636,952) 1,363,983
(1,636,952) 1,363,983

28 - Financial Highlights - June 30, 2023 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)
Class II Shares
6/30/2023 (Unaudited) $ 10.33 $ (0.01) $ 0.74 $ 0.73 $ — $ — $ — $ 11.06 7.07% $ 348,819 0.45% (0.21)% 1.29% 1.37%
12/31/2022 12.13 (0.04) (1.76) (1.80) — — — 10.33 (14.84)% 334,538 0.45% (0.37)% 1.29% 6.33%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
12/31/2020 10.83 0.09 1.46 1.55 (0.34) — (0.34) 12.04 14.55% 342,125 0.46% 0.78% 1.30% 12.20%
12/31/2019 9.71 0.10 1.34 1.44 (0.06) (0.26) (0.32) 10.83 14.95% 313,943 0.46% 0.95% 1.30% 2.42%
12/31/2018 11.11 0.07 (0.97) (0.90) (0.10) (0.40) (0.50) 9.71 (8.47)% 246,279 0.50% 0.61% 1.34% 3.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - June 30, 2023 (Unaudited) - Financial Highlights - 29
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2023 (Unaudited) $ 9.29 $ 0.10 $ 0.09 $ 0.19 $ — $ — $ — $ 9.48 2.05% $ 45,498 0.67% 2.08% 0.81% 1.80%
12/31/2022 10.97 0.18 (1.69) (1.51) (0.17) — (0.17) 9.29 (13.74)% 38,622 0.67% 1.79% 0.81% 14.54%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
12/31/2020 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) 11.30 7.12% 19,165 0.67% 1.79% 1.47% 52.97%
12/31/2019(h) 10.00 0.28 0.57 0.85 (0.10) (0.06) (0.16) 10.69 8.51% 3,900 0.67% 2.80% 5.82% 34.43%
Class Y Shares
6/30/2023 (Unaudited) 9.15 0.12 0.10 0.22 — — — 9.37 2.40% 2,872 0.17% 2.59% 0.31% 1.80%
12/31/2022 10.81 0.22 (1.66) (1.44) (0.22) — (0.22) 9.15 (13.31)% 2,489 0.17% 2.30% 0.31% 14.54%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
12/31/2020 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) 11.14 7.75% 2,376 0.17% 2.32% 1.05% 52.97%
12/31/2019(h) 10.00 0.33 0.57 0.90 (0.31) (0.06) (0.37) 10.53 8.97% 1,397 0.17% 3.33% 6.12% 34.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

30 - Financial Highlights - June 30, 2023 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2023 (Unaudited) $ 13.39 $ 0.12 $ 1.51 $ 1.63 $ — $ — $ — $ 15.02 12.17% $ 55,599 0.67% 1.64% 0.78% 6.56%
12/31/2022 16.26 0.23 (2.88) (2.65) (0.22) — (0.22) 13.39 (16.33)%(h) 45,331 0.67% 1.64% 0.79% 13.66%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
12/31/2020 11.81 0.26 1.60 1.86 (0.16) — (0.16) 13.51 15.76% 11,743 0.67% 2.19% 2.12% 17.62%
12/31/2019(i) 10.00 0.28 1.64 1.92 (0.05) (0.06) (0.11) 11.81 19.23% 3,126 0.67% 2.65% 7.62% 20.44%
Class Y Shares
6/30/2023 (Unaudited) 12.73 0.13 1.45 1.58 — — — 14.31 12.41% 7,153 0.17% 2.01% 0.28% 6.56%
12/31/2022 15.48 0.28 (2.75) (2.47) (0.28) — (0.28) 12.73 (15.96)% 5,347 0.17% 2.12% 0.29% 13.66%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
12/31/2020 11.23 0.29 1.54 1.83 (0.21) — (0.21) 12.85 16.32% 2,131 0.17% 2.64% 1.69% 17.62%
12/31/2019(i) 10.00 0.27 1.71 1.98 (0.69) (0.06) (0.75) 11.23 19.82% 628 0.17% 2.64% 8.76% 20.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from January 24, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of January 23, 2019 through December 31, 2019.

Fund of Funds - June 30, 2023 (Unaudited) - Financial Highlights - 31
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
6/30/2023 (Unaudited) $ 8.86 $ 0.04 $ 0.83 $ 0.87 $ — $ — $ — $ 9.73 9.82% $ 2,791,282 0.68% 0.95% 0.68% 6.61%
12/31/2022 13.57 0.12 (2.03) (1.91) — (2.80) (2.80) 8.86 (14.30)% 2,658,674 0.69% 1.11% 0.69% 18.36%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
12/31/2020 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) 12.04 7.09% 2,541,551 0.69% 1.17% 0.69% 9.90%
12/31/2019 10.37 0.18 1.76 1.94 (0.19) (0.32) (0.51) 11.80 18.97% 2,309,942 0.69% 1.57% 0.69% 0.82%
12/31/2018 11.59 0.15 (0.67) (0.52) (0.14) (0.56) (0.70) 10.37 (4.82)% 1,706,672 0.69% 1.33% 0.69% 0.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

32 - Financial Highlights - June 30, 2023 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2023 (Unaudited) $ 12.24 $ 0.02 $ 1.63 $ 1.65 $ — $ — $ — $ 13.89 13.48% $ 709,849 0.69% 0.26% 0.69% 4.23%
12/31/2022 14.47 0.11 (2.34) (2.23) — — — 12.24 (15.41)% 645,973 0.69% 0.87% 0.69% 5.56%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
12/31/2020 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) 11.84 6.98% 593,118 0.70% 0.85% 0.70% 20.20%
12/31/2019 10.30 0.16 2.06 2.22 (0.17) (0.48) (0.65) 11.87 21.98% 523,412 0.71% 1.38% 0.71% 2.71%
12/31/2018 11.12 0.13 (0.38) (0.25) (0.11) (0.46) (0.57) 10.30 (2.58)% 340,245 0.72% 1.11% 0.72% 6.21%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.

Fund of Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 33
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

34 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,185,243 $ – $ – $ 1,185,243
Investment Company 327,882,851 – – 327,882,851
Total Assets $ 329,068,094 $ – $ – $ 329,068,094
Liabilities:
Futures Contracts# $ (388) $ – $ – $ (388)
Total Liabilities $ (388) $ – $ – $ (388)
Total $ 329,067,706 $ – $ – $ 329,067,706
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 48,256,777 $ – $ – $ 48,256,777
Repurchase Agreements – 4,678,965 – 4,678,965
Total $ 48,256,777 $ 4,678,965 $ – $ 52,935,742

Fund of Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 35
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semiannual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semiannual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's Underlying
Funds' most recent annual or semiannual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 62,666,089 $ – $ – $ 62,666,089
Repurchase Agreement – 1,761,450 – 1,761,450
Total $ 62,666,089 $ 1,761,450 $ – $ 64,427,539
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 10,816,085 $ – $ – $ 10,816,085
Investment Companies 2,577,685,155 – – 2,577,685,155
Total $ 2,588,501,240 $ – $ – $ 2,588,501,240
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 1,139,836 $ – $ – $ 1,139,836
Investment Company 668,957,455 – – 668,957,455
Total $ 670,097,291 $ – $ – $ 670,097,291
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

36 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fund of Funds
broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,185,243
Total $ 1,185,243
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (388)
Total $ (388)
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 10,816,085
Total $ 10,816,085
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,139,836
Total $ 1,139,836
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

Fund of Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 37
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2023:
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 578,043
Total $ 578,043
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (3,646,484)
Total $ (3,646,484)
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (708,496)
Total $ (708,496)
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 796,042
Total $ 796,042
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,514,752)
Total $ (1,514,752)
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (637,687)
Total $ (637,687)
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 27,159,551
Average Notional Balance Short $ 2,081,454
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 133,544,117
Average Notional Balance Short $ 106,636,000
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 24,524,003
Average Notional Balance Short $ 9,510,047

38 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fund of Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2023, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Securities Lending
During the six months ended June 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
iShares Fixed Income $ 4,678,965
iShares Global Equity 1,761,450

Fund of Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 39
(e) Joint Repurchase Agreements
During the six months ended June 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2023, the joint repos on a gross basis were as follows:
Cantor Fitzgerald & Co., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $168,408,833, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 8.92%, maturing 8/1/2023 - 8/20/2071; total market value $ 171,704,465.
MetLife, Inc., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $ 112,032,314, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 5/15/2046; total market value $ 114,286,502.
Pershing LLC, 5.08%, dated 6/30/2023, due 7/3/2023, repurchase price $84,936,218, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 7/16/2023 - 2/20/2073; total market value $ 86,598,282.
iShares Fixed Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 678,965 $ – $ 678,965 $ (678,965) $ –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 4,678,965 $ – $ 4,678,965 $ (4,678,965) $ –

40 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fund of Funds
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
iShares Global Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,761,450 $ – $ 1,761,450 $ (1,761,450) $ –
Total $ 1,761,450 $ – $ 1,761,450 $ (1,761,450) $ –
* As of June 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fund of Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 41
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2024 or the Funds cease to operate as a “fund-of-funds”.
During the six months ended June 30, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee
Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 1,004,006

42 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fund of Funds
For the six months ended June 30, 2023, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $85,417 during the six months ended June 30, 2023.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, but including acquired fund fees and expenses) from exceeding the amounts listed in the following table until November
12, 2023.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.00
iShares Global Equity 0.11 N/A 0.00
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17
Managed American Asset Allocation All Classes 0.23
Managed American Growth-Income Class II 0.22
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%

Fund of Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 43
permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $523,316 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $8,237.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2024:
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
BlackRock Managed Global
Allocation $ — $ — $ — $ — $ —
iShares Fixed Income 54,035 98,568 60,706 30,777 244,086
iShares Global Equity 53,849 98,263 59,033 29,636 240,781
Managed American Asset Allocation — — — — —
Managed American Growth-Income — — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%

44 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fund of Funds
During the six months ended June 30, 2023, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2023, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
Fund Amount
BlackRock Managed Global Allocation $ 425,425
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 425,425
iShares Fixed Income 53,146
iShares Global Equity 61,373
Managed American Asset Allocation 3,351,726
Managed American Growth-Income 824,138

Fund of Funds - June 30, 2023 (Unaudited) - Notes to Financial Statements - 45
5. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 4,425,194 $ 14,043,265
iShares Fixed Income 7,618,366 814,887
iShares Global Equity 9,736,385 3,656,487
Managed American Asset Allocation 165,725,909 231,847,656
Managed American Growth-Income 40,448,916 26,548,143
* Purchases include reinvestments of income and realized gain distributions, as applicable.

46 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Fund of Funds
9. Federal Tax Information
As of June 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 342,705,336 $ 1,185,244 $ (14,822,874) $ (13,637,630)
iShares Fixed Income 60,073,967 – (7,138,225) (7,138,225)
iShares Global Equity 60,835,249 3,628,913 (36,623) 3,592,290
Managed American Asset Allocation 3,116,110,537 10,816,086 (538,425,383) (527,609,297)
Managed American Growth-Income 596,517,772 73,579,519 – 73,579,519

Fund of Funds - June 30, 2023 (Unaudited) - Supplemental Information - 47
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Fund of Funds - June 30, 2023 (Unaudited) - Management Information - 49
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

50 - Management Information - June 30, 2023 (Unaudited) - Fund of Funds
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Fund of Funds - June 30, 2023 (Unaudited) - Management Information - 51
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

52 - Market Index Definitions - June 30, 2023 (Unaudited) - Fund of Funds
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Fund of Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 53
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

54 - Market Index Definitions - June 30, 2023 (Unaudited) - Fund of Funds
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

Fund of Funds - June 30, 2023 (Unaudited) - Market Index Definitions - 55
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

56 - Market Index Definitions - June 30, 2023 (Unaudited) - Fund of Funds
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-FOF (8-23)

Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
Mozaic Fund
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Consolidated Fund Overview 5
Consolidated Shareholder Expense Example 6
Consolidated Statement of Investments 7
Consolidated Statement of Assets and Liabilities 9
Consolidated Statement of Operations 11
Consolidated Statement of Changes in Net Assets 12
Consolidated Financial Highlights 13
Notes to Consolidated Financial Statements 14
Supplemental Information 25
Management Information 26
Market Index Definitions 29

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2022 (Unaudited) - Consolidated Fund Overview - 5
Asset Allocation
1
Supranational 15.0%
Foreign Government Securities 7.6%
Corporate Bonds 7.4%
Futures Contracts 0.1%
Other assets in excess of liabilities
§
69.9%
100.0%
Top Industries
2
Banks 12.4%
Oil, Gas & Consumable Fuels 12.3%
Other Industries 75.3%
100.0%
Top Holdings
2
International Bank for Reconstruction &
Development, 3.00%, 9/27/2023 12.7%
Corp. Andina de Fomento , 3.75%, 11/23/2023 12.7%
Japan Finance Organization for Municipalities,
2.13%, 10/25/2023 12.7%
Inter-American Development Bank, 3.00%,
2/21/2024 12.6%
Kommunalbanken A/S, 0.25%, 12/8/2023 12.5%
Nederlandse Waterschapsbank NV, 1.13%,
3/15/2024 12.4%
Harvest Operations Corp., 1.00%, 4/26/2024 12.3%
New Development Bank (The), 0.63%, 7/22/2024 12.1%
100.0%
Top Countries
2
Japan 12.7%
Norway 12.5%
Netherlands 12.4%
South Korea 12.3%
China 12.1%
Other Countries 38.0%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Consolidated Shareholder Expense Example - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Class II Shares
Actual
(b)
1,000.00 1,042.00 4.71 0.93
Hypothetical
(b)(c)
1,000.00 1,020.18 4.66 0.93
Class Y Shares
Actual
(b)
1,000.00 1,044.80 2.23 0.44
Hypothetical
(b)(c)
1,000.00 1,022.61 2.21 0.44
(a) The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Consolidated Statement of Investments - 7
N
Corporate Bonds 7 .4%
Principal
Amount ($) Value ($)
NETHERLANDS 3 .7%
Banks 3 .7%
Nederlandse
Waterschapsbank
NV, Reg. S, 1.13%,
3/15/2024 1,400,000 1,357,096
SOUTH KOREA 3 .7%
Oil, Gas & Consumable Fuels 3 .7%
Harvest Operations
Corp., Reg. S, 1.00%,
4/26/2024 1,400,000 1,344,313
Total Corporate Bonds
(cost $2,717,723) 2,701,409
Foreign Government Securities 7 .6%
JAPAN 3 .8%
Japan Finance
Organization for
Municipalities, 2.13%,
10/25/2023 (a) 1,400,000 1,384,926
NORWAY 3 .8%
Kommunalbanken
A/S, Reg. S, 0.25%,
12/8/2023 1,400,000 1,369,196
Total Foreign Government Securities
(cost $2,761,975) 2,754,122
Supranational 15 .0%
New Development Bank
(The), Reg. S, 0.63%,
7/22/2024 1,400,000 1,320,689
Supranational
Principal
Amount ($) Value ($)
Corp. Andina de Fomento,
3.75%, 11/23/2023 1,400,000 1,387,695
Inter-American
Development Bank,
3.00%, 2/21/2024 1,400,000 1,376,887
International Bank for
Reconstruction &
Development, 3.00%,
9/27/2023 1,400,000 1,391,984
Total Supranational
(cost $5,509,068) 5,477,255
Total Investments
(cost $10,988,766) — 30.0% 10,932,786
Other assets in excess of liabilities — 70.0% 25,522,670
NET ASSETS — 100.0%
$ 36,455,456
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2023 was
$1,384,926 which represents 3.80% of net assets.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

8 - Consolidated Statement of Investments - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Micro Gold 119 8/2023 USD 2,295,986 (162,577)
Australia 10 Year Bond 67 9/2023 AUD 5,185,008 (42,310)
FTSE 100 Index 41 9/2023 GBP 3,926,859 (23,001)
Mini-DAX Index 33 9/2023 EUR 2,929,741 459
NASDAQ 100 Micro E-Mini Index 70 9/2023 USD 2,147,180 83,707
S&P 500 Micro E-Mini Index 125 9/2023 USD 2,805,156 106,478
Silver 6 9/2023 USD 690,600 (26,516)
TOPIX Index 24 9/2023 JPY 3,805,537 231,304
U.S. Treasury 10 Year Note 56 9/2023 USD 6,286,876 (110,422)
U.S. Treasury Long Bond 31 9/2023 USD 3,934,094 (3,645)
Net contracts 53,477
As of June 30, 2023, the Fund had $1,420,876 segregated as collateral with the broker for open futures contracts. Deposits with broker for futures contracts or Due to broker, as applicable, on the Statement of Assets and Liabilities includes this balance netted with other cash activity within the broker.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these consolidated financial statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Consolidated Statement of Assets and Liabilities - 9
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Assets:
Investment securities, at value $ 10,932,786
Cash 23,324,156
Deposits with broker for futures contracts 1,402,084
Foreign currencies, at value 622,870
Interest and dividends receivable 148,414
Receivable for capital shares issued 701
Receivable for variation margin on futures contracts 131,555
Receivable for reimbursement from investment adviser (Note 3) 54,478
Prepaid expenses 217
Total Assets 36,617,261
Liabilities:
Payable for capital shares redeemed 8,968
Accrued expenses and other payables:
Investment advisory fees 9,934
Fund administration fees 51,596
Distribution fees 7,081
Administrative servicing fees 9,707
Accounting and transfer agent fees 162
Custodian fees 865
Compliance program costs (Note 3) 39
Professional fees 39,403
Printing fees 21,017
Other 13,033
Total Liabilities 161,805
Net Assets $ 36,455,456
Cost of investment securities 10,988,766
Cost of foreign currencies 624,165
Represented by:
Capital $ 41,149,223
Total distributable earnings (loss) (4,693,767)
Net Assets $ 36,455,456

10 - Consolidated Statement of Assets and Liabilities - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
Net Assets:
Class II Shares $ 34,227,043
Class Y Shares 2,228,413
Total $ 36,455,456
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 3,941,986
Class Y Shares 251,513
Total 4,193,499
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 8.68
Class Y Shares $ 8.86

NVIT J.P. Morgan Mozaic Multi-Asset Fund - For the Period Ended June 30, 2023 (Unaudited) - Consolidated Statement of Operations
- 11
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan
Mozaic
SM
Multi-
Asset Fund
INVESTMENT INCOME:
Interest income $ 796,412
Total Income 796,412
EXPENSES:
Investment advisory fees 50,093
Fund administration fees 38,424
Distribution fees Class II Shares 41,920
Administrative servicing fees Class II Shares 41,920
Professional fees 25,202
Printing fees 787
Trustee fees 5,202
Custodian fees 243
Accounting and transfer agent fees 496
Compliance program costs (Note 3) 78
Index licensing fee 17,875
Other 1,144
Total expenses before expenses reimbursed 223,384
Expenses reimbursed by adviser (Note 3) (62,635)
Net Expenses 160,749
NET INVESTMENT INCOME 635,663
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 139
Expiration or closing of futures contracts (Note 2) 341,250
Foreign currency transactions (Note 2) 3,985
Net realized gains (losses) 345,374
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (10,435)
Futures contracts (Note 2) 554,141
Translation of assets and liabilities denominated in foreign currencies (Note 2) (11,676)
Net change in unrealized appreciation/depreciation 532,030
Net realized/unrealized gains (losses) 877,404
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,513,067

12 - Consolidated Statement of Changes in Net Assets - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income $ 635,663 $ 218,238
Net realized gains (losses) 345,374 (5,483,493)
Net change in unrealized appreciation/depreciation 532,030 (891,146)
Change in net assets resulting from operations 1,513,067 (6,156,401)
Distributions to Shareholders From:
Distributable earnings:
Class II — (534,307)
Class Y — (54,688)
Change in net assets from shareholder distributions — (588,995)
Change in net assets from capital transactions 438,573 7,673,110
Change in net assets 1,951,640 927,714
Net Assets:
Beginning of period 34,503,816 33,576,102
End of period $ 36,455,456 $ 34,503,816
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 2,261,561 $ 11,316,356
Dividends reinvested — 534,307
Cost of shares redeemed (1,220,430) (3,906,961)
Total Class II Shares 1,041,131 7,943,702
Class Y Shares
Proceeds from shares issued 508,921 627,423
Dividends reinvested — 54,688
Cost of shares redeemed (1,111,479) (952,703)
Total Class Y Shares (602,558) (270,592)
Change in net assets from capital transactions $ 438,573 $ 7,673,110
SHARE TRANSACTIONS:
Class II Shares
Issued 265,016 1,235,299
Reinvested — 62,712
Redeemed (141,857) (445,320)
Total Class II Shares 123,159 852,691
Class Y Shares
Issued 58,092 65,917
Reinvested — 6,315
Redeemed (126,228) (109,848)
Total Class Y Shares (68,136) (37,616)
Total change in shares 55,023 815,075

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Consolidated Financial Highlights - 13
The accompanying notes are an integral part of these consolidated financial statements.
NVIT J.P. Morgan Mozaic
SM
Multi-Asset Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2023 (Unaudited) $ 8.33 $ 0.15 $ 0.20 $ 0.35 $ — $ — $ — $ 8.68 4.20% $ 34,227 0.93% 3.53% 1.28% 0.00%
12/31/2022 10.09 0.05 (1.67) (1.62) — (0.14) (0.14) 8.33 (16.04)% 31,795 0.93% 0.59% 1.52% 91.17%
12/31/2021 10.00 (0.08) 0.78 0.70 (0.24) (0.37) (0.61) 10.09 7.07% 29,926 0.85% (0.73)% 1.98% 0.00%
12/31/2020 9.94 (0.04) 0.15 0.11 (0.02) (0.03) (0.05) 10.00 1.10%(g) 15,842 0.93% (0.43)% 4.02% 0.00%
12/31/2019(h) 10.00 0.02 (0.06) (0.04) (0.02) — (0.02) 9.94 (0.45)%(g) 6,038 0.93% 0.77% 9.05% 0.00%
Class Y Shares
6/30/2023 (Unaudited) 8.48 0.17 0.21 0.38 — — — 8.86 4.48% 2,228 0.44% 4.01% 0.78% 0.00%
12/31/2022 10.22 0.09 (1.69) (1.60) — (0.14) (0.14) 8.48 (15.64)% 2,709 0.44% 0.96% 1.02% 91.17%
12/31/2021 10.08 (0.03) 0.79 0.76 (0.25) (0.37) (0.62) 10.22 7.62% 3,650 0.43% (0.30)% 1.52% 0.00%
12/31/2020 9.97 (0.01) 0.15 0.14 — (0.03) (0.03) 10.08 1.44%(g) 1,056 0.43% (0.12)% 3.09% 0.00%
12/31/2019(h) 10.00 0.03 (0.06) (0.03) — — — 9.97 (0.30)%(g) 5 0.43% 1.26% 8.33% 0.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.

14 - Notes to Consolidated Financial Statements - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the NVIT J.P. Morgan Mozaic
SM
 Multi-Asset Fund ("Mozaic Multi-Asset" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Shares of the Fund are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
The Fund currently offers Class II and Class Y shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Basis of Consolidation.  The accompanying consolidated financial statements of the Fund include the account of NW Securities
Fund (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Fund and primarily invests in commodity-related instruments, such as futures contracts. The Subsidiary also may buy short-term fixed income securities or hold cash to serve as margin or collateral for the Subsidiary’s derivatives positions. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary is not registered as an investment company under the 1940 act and may invest without limitation in commodity-related instruments.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Notes to Consolidated Financial Statements - 15
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

16 - Notes to Consolidated Financial Statements - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of June 30, 2023. Please refer to the
Consolidated Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, the Fund did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Consolidated Statement of Operations under “Net realized gains (losses) from foreign currency transactions” and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
(d) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies
Mozaic Multi-Asset
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 2,701,409 $ – $ 2,701,409
Foreign Government Securities – 2,754,122 – 2,754,122
Futures Contracts# 421,948 – – 421,948
Supranational – 5,477,255 – 5,477,255
Total Assets $ 421,948 $ 10,932,786 $ – $ 11,354,734
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (368,471) $ – $ – $ (368,471)
Total Liabilities $ (368,471) $ – $ – $ (368,471)
Total $ 53,477 $ 10,932,786 $ – $ 10,986,263
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Notes to Consolidated Financial Statements - 17
as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Fund's futures contracts are reflected in the Consolidated Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Consolidated Statement of Investments and in the Consolidated Statement
of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
Mozaic Multi-Asset
Assets: Consolidated Statement of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 421,948
Total $ 421,948
Liabilities:
Futures Contracts#
Commodity risk Receivable/payable for variation margin on futures contracts $ (189,093)
Equity risk Receivable/payable for variation margin on futures contracts (23,001)
Interest rate risk Receivable/payable for variation margin on futures contracts (156,377)
Total $ (368,471)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Consolidated Statement of Asset and Liabilities.

18 - Notes to Consolidated Financial Statements - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Six Months Ended June 30,
2023:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Consolidated Statement of Operations
for the Six Months Ended June 30, 2023:
The following is a summary of the Fund's average volume of derivative instruments held during the six months ended June 30,
2023:
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. As of June 30, 2023, the Fund has entered into futures contracts. The futures contracts agreement does not provide for a netting arrangement.
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Consolidated Statement of Operations.
Foreign income may be subject to foreign withholding taxes, a portion of which may be reclaimable at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all,
Mozaic Multi-Asset
Realized Gains (Losses): Total
Futures Contracts
Commodity risk $ 15,445
Equity risk 725,340
Interest rate risk (399,535)
Total $ 341,250
Mozaic Multi-Asset
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Commodity risk $ (237,938)
Equity risk 681,554
Interest rate risk 110,525
Total $ 554,141
Mozaic Multi-Asset
Futures Contracts:
Average Notional Balance Long $ 28,905,450
Average Notional Balance Short $ 511,100

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Notes to Consolidated Financial Statements - 19
federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund’s investment in its Subsidiary is intended to provide additional exposure to commodities while allowing the Fund to satisfy the requirements applicable to a RIC. The Subsidiary, which has a November 30 year end for income tax purposes, is a controlled foreign corporation under the Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the Subsidiary’s current earnings and profits (including future realized gains). Any deficit generated by the Subsidiary will be disregarded for purposes of computing the Fund’s taxable income in the current period and also disregarded for all future periods.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected
J.P. Morgan Investment Management Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended June 30, 2023, the Fund paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2023, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fee Schedule
Advisory Fee
(annual rate)
All assets 0.28%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Mozaic Multi-Asset 0.28% 0.00%

20 - Notes to Consolidated Financial Statements - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund's operating expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2023, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned $38,424 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Fund’s portion of such costs amounted to $78.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.
Classes
Amount
(annual rate)
All Classes 0.43%
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
Mozaic Multi-Asset $ 175,213 $ 297,177 $ 207,069 $ 62,635 $ 742,094
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Notes to Consolidated Financial Statements - 21
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of the Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2023, the Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Fund may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, the Fund did not engage in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the
Fund Class II
Mozaic Multi-Asset 0.25%
Fund Amount
Mozaic Multi-Asset $ 41,920
Fund Purchases Sales
Mozaic Multi-Asset $ 2,669,282 $ –

22 - Notes to Consolidated Financial Statements - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Notes to Consolidated Financial Statements - 23
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
9. Federal Tax Information
As of June 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for the Fund was as follows:
10. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks
Tax Cost of Securities
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Mozaic Multi-Asset $ 10,988,766 $ 422,060 $ (424,563) $ (2,503)

24 - Notes to Consolidated Financial Statements - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
11. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Supplemental Information - 25
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

26 - Management Information - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Management Information - 27
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

28 - Management Information - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Market Index Definitions - 29
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

30 - Market Index Definitions - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Market Index Definitions - 31
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

32 - Market Index Definitions - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Mozaic Multi-Asset Fund
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

NVIT J.P. Morgan Mozaic Multi-Asset Fund - June 30, 2023 (Unaudited) - Market Index Definitions - 33
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-MOZ (8-23)

Semiannual Report
June 30, 2023 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund

Nationwide Funds
®
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities named in this report.
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The
Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, you should carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before you make a purchase.
Nationwide Funds Group comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC, and Nationwide Fund
Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds.
Nationwide Fund Advisors is the investment adviser to Nationwide Funds.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The general distributor for variable products is Nationwide Investment Services Corporation (NISC), member FINRA, Columbus, Ohio. NVIT Funds distributed by Nationwide
Fund Distributors LLC, member FINRA, Columbus, Ohio. NISC and NFD are not affiliated with any subadviser contracted by
Nationwide Fund Advisors, with the exception of Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2023

Message to Investors 1
Fund Overview 5
Shareholder Expense Examples 12
Statements of Investments 14
Statements of Assets and Liabilities 34
Statements of Operations 40
Statements of Changes in Net Assets 44
Financial Highlights 51
Notes to Financial Statements 58
Supplemental Information 76
Management Information 77
Market Index Definitions 80

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 1
Message to Investors
Dear Investors,
In these complex and uncertain times, we continue to work with determination to navigate markets and manage the assets entrusted to us. At Nationwide, we hold your confidence in the highest regard, as we strive to provide a broad array of competitive mutual funds to support your diverse investment needs. In addition, we maintain our unshakeable commitment to our employees, communities and you, our investors.
Equity markets have shown resilience in stark contrast to the bleak market outlook witnessed at the outset of the reporting period ending June 30, 2023. The equity markets have had to navigate a confluence of economic headwinds and tailwinds during the reporting period. On the one hand, the market has been buoyed by disinflation momentum, easing input prices, prospects for a “soft landing,” and improved market sentiment. On the other hand, the market endured challenges associated with the possibility of a hard landing due to factors such as a potential policy mistake by the Federal Reserve (“Fed”), the impact of over 500 basis points* in rate hikes, and continued yield curve inversion.
During the reporting period, there were signs of economic growth slowing in response to the sharp tightening cycle by the Fed, and the Index of Leading Economic Indicators ("LEI")
declined for the fourteenth consecutive month, signaling weaker economic growth ahead and arguably the worst record for the LEI since the Great Recession. In general, the service sector, as measured by the Institute for Supply Management
®
(“ISM”), has shown resilience to ongoing
inflation and increased interest rates, due to the pent-up demand resulting from the pandemic.
Further, in June, the Services PMI
®
** registered 53.9%, the sixth-straight month in expansion
territory.
For the first three months of the reporting period, real gross domestic product (“GDP”) increased at an annualized rate of 2.0%. The increase in real GDP in the first quarter reflected resilient consumer spending and a rebound in nonresidential fixed investment. The GDP report also contained new inflation data, with the personal consumption expenditures (“PCE”) price index excluding food and energy highlighting a 4.9% increase from a year ago, still much higher than the Fed desires. Specific sectors of the economy, such as the manufacturing sector, continued
to struggle under the pressure of higher interest rates. However, consumer spending accounted for more than two-thirds of U.S. economic activity and remained robust during the reporting period.
U.S. employment remained solid during the reporting period, with the pace of job growth consistent with a resilient labor market characterized by robust job creation. However, as the reporting period evolved, a slight cooling in the labor market was observed. For example, the unemployment rate increased from 3.4% in April to 3.7% in May. Lastly, total nonfarm payroll employment increased by 209,000 in June, signaling a deceleration in hiring and marking the lowest job gains since 2020, potentially signaling an inflection point for the labor market.
Despite signs of decelerating economic growth and the Federal Reserve signaling that interest rates will likely remain higher for longer, equity markets demonstrated notable resiliency.
Despite the challenges of 2022, the equity markets showed impressive growth and positive

2 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
results during the reporting period. A welcomed rally occurred for S&P 500
®
Index (“S&P 500”),
delivering a return of 16.89%. In addition, the tech-heavy NASDAQ Composite Index generated a noteworthy increase too, yielding a return of 32.32%. With that said, the performance of the S&P 500 Index was very concentrated during the reporting period. Arguably, stock market performance was “top-heavy” for most of the reporting period. Seven of the biggest companies, Apple, Microsoft, Alphabet, Amazon, Nvidia, Tesla, and Meta, surged higher, gaining approximately 49%, 42%, 35%, 55%, 189%, 112%, and 138%, respectively, during the reporting period. These stocks gained momentum due to the excitement surrounding artificial intelligence. Further, the outperformance of the S&P 500 Index, a market cap-weighted index, compared to the S&P 500
®
Equal Weight Index, was 9.86%. It is important to mention
that this is the widest gap recorded since the 1990s. Several factors may have contributed to the outperformance of the market cap-weighted index during the reporting period. First, the top five S&P 500 Index weights comprised more than 22% of the Index. Second, Apple and
Microsoft had Index weightings of over 7% for the S&P 500 Index during the reporting period, an unprecedented weighting in over four decades of data. Lastly, Apple’s market capitalization exceeded that of the entire Russell 2000
®
Index, indicating a trend toward large-cap tech stocks
by investors.
During the reporting period, the U.S. stock market experienced broad-based gains; however, notable headwinds such as aggressive monetary policy, weak market breadth, and volatility associated with trying to predict the stability of any indications of nascent economic growth posed a challenge to risk sentiment. Further, the reporting period was marked by a banking scare and the potential for a debt ceiling crisis, which was resolved. Yet, as the reporting period progressed, better-than-expected earnings guidance, revision trends, and a broader risk-on-
theme, spurred by the hope that artificial intelligence might usher in a step-function productivity boom, lifted investor sentiment. To illustrate, bullish sentiment increased to 45.2% in the week-
ended June 14, 2023, the highest level since November 11, 2021, per the American Association of Individual Investors (“AAII”) Investor Sentiment Survey. During the reporting period, there was a significant decrease in the CBOE Volatility Index
®
(“VIX”), reaching its lowest level since
January 2020 and ending the reporting period at 13.59%. This decrease reflected a change in investor sentiment, reduced volatility, and a modest increase in equity valuations. The S&P 500 also saw a rally of over 20% from its bear market low on October 12, 2022.
Throughout the reporting period, international markets demonstrated notable resilience despite the challenging macroeconomic environment characterized by concerns of banking contagion, persistent inflationary pressures, a hawkish European Central Bank (“ECB”), and the Eurozone slipping into a technical recession. Against this challenging backdrop, the MSCI
®
EAFE Index
finished the period with a gain of nearly 11.67%. Likewise, the MSCI
®
Emerging Markets Index
gained 4.89%.
The S&P 500 Index’s forward price-to-earnings ratio (P/E – NTM) approached its highest level during the reporting period since the Fed began raising interest rates in March
2022.
The reporting period began with formidable challenges for fixed-income investors. The Federal
Reserve persisted with its aggressive pace of rate hikes, banking sector volatility required government intervention, and apprehension surrounding a potential U.S. government default gripped fixed-income investors. Not surprisingly, the ICE BofAML MOVE Index (“MOVE”), which measures the degree of fear about the direction of interest rates, soared to 198 when banking fears spiked in March and popped to 145 during the debt ceiling debate. Given the challenging macroeconomic backdrop, yields for Treasury securities maturing in two years or more remained relatively stable during the reporting period. For example, the yield on the benchmark 10-year
U.S. Treasury note was 3.87% on January 2, 2023. At the end of the reporting period, the yield was 3.81%.
Due to economic uncertainty, the 2-year and 10-year Treasury yields remained inverted and reached -1.06 during the reporting period. Further, June marked the 12th consecutive month of inversion, making it the third longest period on record. The continued yield curve inversion

Nationwide Variable Insurance Trust - June 30, 2023 (Unaudited) - 3
during the reporting period reflected the bond market’s expectation of a recession in the year ahead. Despite all the volatility in the bond market, returns for fixed income during the reporting period were primarily positive. For example, the Bloomberg
®
U.S. Corporate High Yield and
the Bloomberg
®
U.S. Aggregate Bond Indexes returned 5.38% and 2.09%, respectively. Lastly, real yields, meaning yields adjusted for inflation expectations, reached the highest levels since
2009, primarily driven by the Federal Reserve’s restrictive monetary policy.
During the last month of the reporting period, the Federal Reserve kept interest rates unchanged after a 14-month tightening campaign. Further, the decrease in both the producer price index
(“PPI”) and consumer price index (“CPI”) in May bolstered the bullish narrative around a soft landing, as well as investor sentiment that disinflation was likely to temper the aggressiveness of the Federal Reserve’s rate-hiking campaign. This change in market sentiment was positive news for the markets and helped to alleviate one of the major market headwinds of the past year and a half: inflationary pressures. As a result, the stock market rally during the reporting period boosted investor sentiment; however, volatility was spurred by shifting expectations for
Federal Reserve policy and incoming economic and earnings data expectations. For example, interest rate hikes from the Bank of Canada, the Reserve Bank of Australia, and the Bank of
England during the end of the reporting period were a clear reminder that inflation remained a formidable market headwind.
Due to the constant flux of economic data and the ever-evolving forecasts calling for a recession, investors may feel pessimistic and make emotional decisions that can lead to suboptimal returns. At Nationwide Funds, we believe it is essential to maintain a balanced portfolio that aligns with your financial goals. We encourage you to speak with your financial professional to ensure your investments are on track. We appreciate your ongoing support and trust and will continue to work tirelessly to meet your broad investment needs.
As always, we feel that the best way for you to reach your financial goals is to consistently adhere to a disciplined and patient investment strategy. We urge investors to seek investments based on a sound asset allocation strategy, a long-term perspective, and regular conversations with a financial professional. At Nationwide, we continue to take a steady approach to seeking long-term growth. We remain confident in our ability to help investors navigate the markets for years to come. Thank you for investing with us. We deeply value your trust.
Sincerely,
Kevin T. Jestice
President and Chief Executive Officer
Nationwide Variable Insurance Trust
* A basis point is a unit of measurement in finance that is equal to one hundredth of 1 percent or 0.01%.
** Services PMI is an index based on surveys of private sector service companies covering various industries. It tracks variables such as sales, employment, inventories, and prices.

4 - June 30, 2023 (Unaudited) - Nationwide Variable Insurance Trust
The following chart provides returns for various market segments for the six-month reporting period that ended June 30, 2023:
Index
Semiannual Total Return
(as of June 30, 2023)
Bloomberg
®
Emerging Markets USD Aggregate Bond 3.30%
Bloomberg
®
Municipal Bond 2.67%
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond 1.13%
Bloomberg
®
U.S. 10-20 Year Treasury Bond 3.12%
Bloomberg
®
U.S. Aggregate Bond 2.09%
Bloomberg
®
U.S. Corporate High Yield 5.38%
MSCI
®
EAFE 11.67%
MSCI
®
Emerging Markets 4.89%
MSCI
®
ACWI ex USA 9.47%
Russell 1000
®
Growth 29.02%
Russell 1000
®
Value 5.12%
Russell 2000
®
8.09%
S&P 500
®
16.89%
Nasdaq Composite 32.32%
Source: Morningstar

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2023 (Unaudited) - Fund Overview - 5
Asset Allocation
1
Common Stocks 86.7%
Short-Term Investments 9.4%
Repurchase Agreements 0.6%
Purchased Options 0.4%
Futures Contracts 0.1%
Other assets in excess of liabilities 2.8%
100.0%
Top Industries
2
Software 9.2%
Technology Hardware, Storage & Peripherals 7.1%
Semiconductors & Semiconductor Equipment 6.6%
Interactive Media & Services 4.7%
Financial Services 3.8%
Pharmaceuticals 3.7%
Oil, Gas & Consumable Fuels 3.3%
Broadline Retail 2.9%
Banks 2.7%
Health Care Equipment & Supplies 2.6%
Other Industries
#
53.4%
100.0%
Top Holdings
2
U.S. Treasury Bills 9.5%
Apple, Inc. 6.9%
Microsoft Corp. 6.1%
Amazon.com, Inc. 2.8%
NVIDIA Corp. 2.5%
Alphabet, Inc., Class A 1.7%
Tesla, Inc. 1.7%
Meta Platforms, Inc., Class A 1.5%
Alphabet, Inc., Class C 1.5%
Berkshire Hathaway, Inc., Class B 1.5%
Other Holdings
#
64.3%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

6 - Fund Overview - June 30, 2023 (Unaudited) - NVIT Mellon Dynamic U.S. Equity Income Fund
Asset Allocation
1
Common Stocks 87.6%
Short-Term Investments 5.2%
Repurchase Agreement 0.7%
Purchased Options 0.4%
Futures Contracts (0.1)%
Other assets in excess of liabilities
§
6.2%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 11.1%
Insurance 8.4%
Capital Markets 7.9%
Health Care Equipment & Supplies 6.4%
Financial Services 6.1%
Banks 5.7%
Hotels, Restaurants & Leisure 5.0%
Aerospace & Defense 5.0%
Pharmaceuticals 4.4%
Media 4.0%
Other Industries
#
36.0%
100.0%
Top Holdings
2
U.S. Treasury Bills 5.2%
JPMorgan Chase & Co. 4.7%
Berkshire Hathaway, Inc., Class B 4.2%
Exxon Mobil Corp. 3.4%
Cisco Systems, Inc. 3.4%
Becton Dickinson & Co. 3.0%
International Game Technology plc 2.9%
Medtronic plc 2.9%
Sanofi, ADR 2.8%
CME Group, Inc. 2.7%
Other Holdings
#
64.8%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT J.P. Morgan Digital Evolution Strategy Fund - June 30, 2023 (Unaudited) - Fund Overview - 7
Asset Allocation
1
Common Stocks 97.4%
Repurchase Agreement 0.5%
Other assets in excess of liabilities 2.1%
100.0%
Top Industries
2
Software 30.9%
Semiconductors & Semiconductor Equipment 26.6%
Interactive Media & Services 19.4%
Technology Hardware, Storage & Peripherals 7.3%
Broadline Retail 4.9%
Electronic Equipment, Instruments & Components 3.7%
IT Services 3.0%
Ground Transportation 2.0%
Entertainment 1.2%
Automobile Components 0.5%
Other Industries
#
0.5%
100.0%
Top Holdings
2
NVIDIA Corp. 11.6%
Microsoft Corp. 11.4%
Meta Platforms, Inc., Class A 8.6%
Alphabet, Inc., Class A 6.6%
Apple, Inc. 6.3%
Salesforce, Inc. 4.9%
Advanced Micro Devices, Inc. 4.4%
Amazon.com, Inc. 3.6%
Adobe, Inc. 3.2%
Broadcom, Inc. 2.5%
Other Holdings
#
36.9%
100.0%
#
For purposes of listing top industries and top holdings , the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

8 - Fund Overview - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Asset Allocation
1
Common Stocks 94.8%
Repurchase Agreement 0.5%
Other assets in excess of liabilities 4.7%
100.0%
Top Industries
2
Software 11.9%
Semiconductors & Semiconductor Equipment 9.6%
Health Care Equipment & Supplies 7.8%
Interactive Media & Services 6.7%
Broadline Retail 6.5%
Capital Markets 4.7%
Technology Hardware, Storage & Peripherals 4.4%
Hotels, Restaurants & Leisure 4.1%
Entertainment 3.8%
Pharmaceuticals 3.5%
Other Industries
#
37.0%
100.0%
Top Holdings
2
Microsoft Corp. 8.6%
Amazon.com, Inc. 6.5%
Meta Platforms, Inc., Class A 4.8%
NVIDIA Corp. 4.6%
Apple, Inc. 4.4%
Tesla, Inc. 3.2%
L3Harris Technologies, Inc. 3.0%
Stryker Corp. 3.0%
S&P Global, Inc. 2.6%
Netflix, Inc. 2.6%
Other Holdings
#
56.7%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT J.P. Morgan Large Cap Growth Fund - June 30, 2023 (Unaudited) - Fund Overview - 9
Asset Allocation
1
Common Stocks 97.2%
Other assets in excess of liabilities 2.8%
100.0%
Top Industries
2
Software 20.2%
Technology Hardware, Storage & Peripherals 11.0%
Semiconductors & Semiconductor Equipment 10.9%
Interactive Media & Services 9.3%
Broadline Retail 6.7%
Biotechnology 4.6%
Hotels, Restaurants & Leisure 3.5%
Specialty Retail 3.1%
Health Care Equipment & Supplies 3.0%
Entertainment 2.9%
Other Industries 24.8%
100.0%
Top Holdings
2
Microsoft Corp. 11.6%
Apple, Inc. 11.0%
NVIDIA Corp. 5.4%
Amazon.com, Inc. 5.1%
Alphabet, Inc., Class C 5.1%
Meta Platforms, Inc., Class A 4.3%
Netflix, Inc. 2.9%
Tesla, Inc. 2.5%
Oracle Corp. 2.0%
Eli Lilly & Co. 2.0%
Other Holdings 48.1%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

10 - Fund Overview - June 30, 2023 (Unaudited) - NVIT J.P.Morgan U.S. Equity Fund
Asset Allocation
1
Common Stocks 99.3%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Software 12.2%
Semiconductors & Semiconductor Equipment 8.1%
Biotechnology 7.1%
Technology Hardware, Storage & Peripherals 6.3%
Capital Markets 5.4%
Interactive Media & Services 5.3%
Electric Utilities 4.3%
Broadline Retail 3.7%
Specialty Retail 3.3%
Health Care Providers & Services 3.2%
Other Industries 41.1%
100.0%
Top Holdings
2
Microsoft Corp. 9.6%
Apple, Inc. 6.0%
NVIDIA Corp. 3.8%
Amazon.com, Inc. 3.7%
NXP Semiconductors NV 3.3%
UnitedHealth Group, Inc. 3.2%
AbbVie, Inc. 3.0%
Alphabet, Inc., Class A 3.0%
NextEra Energy, Inc. 2.8%
Mastercard, Inc., Class A 2.6%
Other Holdings 59.0%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

NVIT J.P. Morgan US Technology Leaders Fund - June 30, 2023 (Unaudited) - Fund Overview - 11
Asset Allocation
1
Common Stocks 99.5%
Other assets in excess of liabilities 0.5%
100.0%
Top Industries
2
Software 30.0%
Semiconductors & Semiconductor Equipment 26.0%
Interactive Media & Services 8.5%
IT Services 8.1%
Entertainment 4.7%
Automobiles 4.4%
Broadline Retail 3.9%
Electronic Equipment, Instruments & Components 2.5%
Hotels, Restaurants & Leisure 2.1%
Ground Transportation 2.1%
Other Industries 7.7%
100.0%
Top Holdings
2
Meta Platforms, Inc., Class A 5.5%
NVIDIA Corp. 4.7%
Tesla, Inc. 4.4%
Oracle Corp. 3.5%
Synopsys, Inc. 3.4%
Netflix, Inc. 3.1%
Alphabet, Inc., Class C 3.1%
Advanced Micro Devices, Inc. 3.0%
MongoDB, Inc., Class A 2.7%
Workday, Inc., Class A 2.7%
Other Holdings 63.9%
100.0%
1
Percentages indicated are based upon net assets as of June 30, 2023.
2
Percentages indicated are based upon total investments as of June 30, 2023.

12 - Shareholder Expense Example - June 30, 2023 (Unaudited) - Equity Funds (I)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange
Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (January 1, 2023) and continued to hold your shares at the end of the reporting period (June 30, 2023).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from January
1, 2023 through June 30, 2023. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’
actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from January 1, 2023 through June 30, 2023. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each
Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT BNY Mellon Dynamic U.S. Core Fund
Class I Shares
Actual
(b)
1,000.00 1,155.20 3.26 0.61
Hypothetical
(b)(c)
1,000.00 1,021.77 3.06 0.61
Class II Shares
Actual
(b)
1,000.00 1,153.80 4.59 0.86
Hypothetical
(b)(c)
1,000.00 1,020.53 4.31 0.86
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Class I Shares
Actual
(b)
1,000.00 1,025.30 4.42 0.88
Hypothetical
(b)(c)
1,000.00 1,020.43 4.41 0.88
Class II Shares
Actual
(b)
1,000.00 1,024.90 5.27 1.05
Hypothetical
(b)(c)
1,000.00 1,019.59 5.26 1.05
Class X Shares
Actual
(b)
1,000.00 1,026.50 3.77 0.75
Hypothetical
(b)(c)
1,000.00 1,021.08 3.76 0.75
Class Z Shares
Actual
(b)
1,000.00 1,025.10 5.02 1.00
Hypothetical
(b)(c)
1,000.00 1,019.84 5.01 1.00

Equity Funds (I) - June 30, 2023 (Unaudited) - Shareholder Expense Example - 13
Beginning Account
Value($) 1/1/23
Ending Account
Value($) 6/30/23
Expenses Paid
During Period ($)
1/1/23 - 6/30/23
Expense Ratio
During Period (%)
1/1/23 - 6/30/23
(a)
NVIT J.P. Morgan Digital Evolution Strategy Fund
Class Y Shares
Actual
(b)
1,000.00 1,456.20 3.78 0.62
Hypothetical
(b)(c)
1,000.00 1,021.72 3.11 0.62
NVIT J.P. Morgan Innovators Fund
Class Y Shares
Actual
(b)
1,000.00 1,210.40 3.40 0.62
Hypothetical
(b)(c)
1,000.00 1,021.72 3.11 0.62
NVIT J.P. Morgan Large Cap Growth Fund
Class Y Shares
Actual
(b)
1,000.00 1,236.30 3.44 0.62
Hypothetical
(b)(c)
1,000.00 1,021.72 3.11 0.62
NVIT J.P. Morgan US Technology Leaders Fund
Class Y Shares
Actual
(b)
1,000.00 1,461.40 3.78 0.62
Hypothetical
(b)(c)
1,000.00 1,021.72 3.11 0.62
NVIT J.P. Morgan U.S. Equity Fund
Class II Shares
Actual
(b)
1,000.00 1,166.00 5.05 0.94
Hypothetical
(b)(c)
1,000.00 1,020.13 4.71 0.94
Class Y Shares
Actual
(b)
1,000.00 1,167.80 2.36 0.44
Hypothetical
(b)(c)
1,000.00 1,022.61 2.21 0.44
(a)
The Example does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
(b)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from January 1, 2023 through June 30, 2023 multiplied by 181/365 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c)
Represents the hypothetical 5% return before expenses.

14 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 86 .7%
Shares Value ($)
Aerospace & Defense 1 .4%
Axon Enterprise, Inc.* 3,568 696,188
Boeing Co. (The)* 28,865 6,095,133
General Dynamics Corp. 11,588 2,493,158
Howmet Aerospace, Inc. 18,217 902,835
Huntington Ingalls Industries,
Inc. 2,069 470,904
L3Harris Technologies, Inc. 9,520 1,863,730
Lockheed Martin Corp. 11,467 5,279,177
Northrop Grumman Corp. 7,286 3,320,959
Raytheon Technologies Corp. 74,581 7,305,955
Textron, Inc. 10,566 714,579
TransDigm Group, Inc.(a) 2,693 2,408,000
31,550,618
Air Freight & Logistics 0 .5%
CH Robinson Worldwide, Inc. 6,163 581,479
Expeditors International of
Washington, Inc. 7,741 937,667
FedEx Corp. 11,750 2,912,825
United Parcel Service, Inc.,
Class B 36,995 6,631,354
11,063,325
Automobile Components 0 .1%
Aptiv plc* 13,486 1,376,786
BorgWarner, Inc. 12,008 587,311
1,964,097
Automobiles 1 .9%
Ford Motor Co. 203,105 3,072,979
General Motors Co. 70,956 2,736,063
Tesla, Inc.* 137,514 35,997,040
41,806,082
Banks 2 .6%
Bank of America Corp. 353,889 10,153,076
Citigroup, Inc. 98,927 4,554,599
Citizens Financial Group, Inc. 23,375 609,620
Comerica, Inc. 6,935 293,767
Fifth Third Bancorp 33,078 866,974
Huntington Bancshares, Inc. 74,613 804,328
JPMorgan Chase & Co. 149,162 21,694,121
KeyCorp 47,146 435,629
M&T Bank Corp. 8,184 1,012,852
PNC Financial Services
Group, Inc. (The) 20,150 2,537,893
Regions Financial Corp. 48,822 870,008
Truist Financial Corp. 66,809 2,027,653
US Bancorp(a) 72,325 2,389,618
Wells Fargo & Co. 191,525 8,174,287
Zions Bancorp NA 8,142 218,694
56,643,119
Beverages 1 .5%
Brown-Forman Corp., Class
B(a) 9,248 617,582
Coca-Cola Co. (The) 198,665 11,963,606
Constellation Brands, Inc.,
Class A 8,124 1,999,560
Keurig Dr Pepper, Inc. 43,966 1,374,817
Molson Coors Beverage Co.,
Class B 9,329 614,221
Monster Beverage Corp.* 39,544 2,271,407
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc. 70,322 13,025,041
31,866,234
Biotechnology 1 .7%
AbbVie, Inc. 90,055 12,133,110
Amgen, Inc. 27,274 6,055,373
Biogen, Inc.* 7,475 2,129,254
Gilead Sciences, Inc. 63,669 4,906,970
Incyte Corp.* 9,663 601,522
Moderna, Inc.* 16,538 2,009,367
Regeneron Pharmaceuticals,
Inc.* 5,581 4,010,172
Vertex Pharmaceuticals, Inc.* 13,146 4,626,209
36,471,977
Broadline Retail 2 .8%
Amazon.com, Inc.* 455,635 59,396,579
eBay, Inc. 27,129 1,212,395
Etsy, Inc.*(a) 6,464 546,919
61,155,893
Building Products 0 .4%
A O Smith Corp. 6,359 462,808
Allegion plc 4,560 547,291
Carrier Global Corp.(a) 42,093 2,092,443
Johnson Controls International
plc 34,626 2,359,416
Masco Corp. 11,731 673,125
Trane Technologies plc(a) 11,497 2,198,916
8,333,999
Capital Markets 2 .3%
Ameriprise Financial, Inc. 5,239 1,740,186
Bank of New York Mellon
Corp. (The) 34,881 1,552,902
BlackRock, Inc. 7,644 5,283,074
Cboe Global Markets, Inc. 5,542 764,851
Charles Schwab Corp. (The) 75,854 4,299,405
CME Group, Inc. 18,361 3,402,110
FactSet Research Systems,
Inc. 1,866 747,613
Franklin Resources, Inc.(a) 13,981 373,433
Goldman Sachs Group, Inc.
(The) 16,969 5,473,181
Intercontinental Exchange, Inc. 28,343 3,205,026
Invesco Ltd.(a) 25,466 428,084
MarketAxess Holdings, Inc. 1,868 488,333
Moody's Corp. 7,961 2,768,199
Morgan Stanley 66,493 5,678,502
MSCI, Inc., Class A 4,151 1,948,023
Nasdaq, Inc. 17,315 863,153
Northern Trust Corp. 10,820 802,195
Raymond James Financial,
Inc. 10,004 1,038,115
S&P Global, Inc. 16,742 6,711,700
State Street Corp. 17,062 1,248,597
T. Rowe Price Group, Inc.(a) 11,602 1,299,656
50,116,338
Chemicals 1 .5%
Air Products & Chemicals, Inc. 11,338 3,396,071
Albemarle Corp. 5,776 1,288,568
Celanese Corp., Class A 5,153 596,717

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2023 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 9,913 688,161
Corteva, Inc. 35,704 2,045,839
Dow, Inc. 36,303 1,933,498
DuPont de Nemours, Inc. 23,782 1,698,986
Eastman Chemical Co. 6,058 507,176
Ecolab, Inc. 12,528 2,338,852
FMC Corp. 6,539 682,279
International Flavors &
Fragrances, Inc. 13,236 1,053,453
Linde plc 24,990 9,523,189
LyondellBasell Industries NV,
Class A 13,020 1,195,627
Mosaic Co. (The) 17,675 618,625
PPG Industries, Inc. 12,201 1,809,408
Sherwin-Williams Co. (The) 12,026 3,193,144
32,569,593
Commercial Services & Supplies 0 .4%
Cintas Corp. 4,484 2,228,907
Copart, Inc.* 22,283 2,032,432
Republic Services, Inc., Class
A 10,663 1,633,252
Rollins, Inc. 12,648 541,714
Waste Management, Inc. 18,839 3,267,059
9,703,364
Communications Equipment 0 .8%
Arista Networks, Inc.* 12,746 2,065,617
Cisco Systems, Inc. 209,063 10,816,920
F5, Inc.* 2,931 428,688
Juniper Networks, Inc. 16,314 511,117
Motorola Solutions, Inc. 8,487 2,489,067
16,311,409
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 7,410 1,455,695
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 3,223 1,488,027
Vulcan Materials Co. 6,837 1,541,333
3,029,360
Consumer Finance 0 .4%
American Express Co. 30,350 5,286,970
Capital One Financial Corp. 19,139 2,093,232
Discover Financial Services 13,060 1,526,061
Synchrony Financial 20,837 706,791
9,613,054
Consumer Staples Distribution & Retail 1 .6%
Costco Wholesale Corp. 22,637 12,187,308
Dollar General Corp. 11,156 1,894,066
Dollar Tree, Inc.* 10,385 1,490,247
Kroger Co. (The) 33,816 1,589,352
Sysco Corp. 26,232 1,946,414
Target Corp. 23,332 3,077,491
Walgreens Boots Alliance, Inc. 37,037 1,055,184
Walmart, Inc. 71,594 11,253,145
34,493,207
Containers & Packaging 0 .2%
Amcor plc 77,615 774,598
Avery Dennison Corp. 4,184 718,811
Ball Corp.(a) 16,484 959,534
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co. 18,913 601,622
Packaging Corp. of America(a) 4,405 582,165
Sealed Air Corp. 7,072 282,880
Westrock Co. 13,557 394,102
4,313,712
Distributors 0 .1%
Genuine Parts Co. 7,271 1,230,472
LKQ Corp. 12,545 730,997
Pool Corp.(a) 2,094 784,496
2,745,965
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 364,906 5,820,251
Verizon Communications, Inc. 214,584 7,980,379
13,800,630
Electric Utilities 1 .5%
Alliant Energy Corp.(a) 12,971 680,718
American Electric Power Co.,
Inc. 26,276 2,212,439
Constellation Energy Corp.(a) 16,852 1,542,801
Duke Energy Corp. 39,129 3,511,436
Edison International 19,684 1,367,054
Entergy Corp. 10,525 1,024,819
Evergy, Inc. 11,160 651,967
Eversource Energy 17,273 1,225,001
Exelon Corp. 51,588 2,101,695
FirstEnergy Corp. 28,041 1,090,234
NextEra Energy, Inc. 103,281 7,663,450
NRG Energy, Inc. 12,158 454,588
PG&E Corp.* 83,581 1,444,280
Pinnacle West Capital Corp. 5,477 446,156
PPL Corp. 35,980 952,031
Southern Co. (The) 55,431 3,894,028
Xcel Energy, Inc. 28,409 1,766,188
32,028,885
Electrical Equipment 0 .5%
AMETEK, Inc. 11,922 1,929,933
Eaton Corp. plc(a) 20,316 4,085,548
Emerson Electric Co. 28,822 2,605,221
Generac Holdings, Inc.*(a) 2,986 445,302
Rockwell Automation, Inc. 5,959 1,963,192
11,029,196
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A 30,867 2,622,152
CDW Corp.(a) 6,674 1,224,679
Corning, Inc. 37,097 1,299,879
Keysight Technologies, Inc.* 9,093 1,522,623
TE Connectivity Ltd. 15,886 2,226,582
Teledyne Technologies, Inc.* 2,401 987,075
Trimble, Inc.* 12,198 645,762
Zebra Technologies Corp.,
Class A* 2,680 792,824
11,321,576
Energy Equipment & Services 0 .3%
Baker Hughes Co., Class A 52,174 1,649,220
Halliburton Co. 46,495 1,533,870
Schlumberger NV 72,753 3,573,628
6,756,718

16 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment 1 .2%
Activision Blizzard, Inc.* 36,069 3,040,617
Electronic Arts, Inc. 13,442 1,743,427
Live Nation Entertainment,
Inc.*(a) 6,818 621,188
Netflix, Inc.* 22,691 9,995,159
Take-Two Interactive Software,
Inc.* 8,231 1,211,274
Walt Disney Co. (The)* 93,271 8,327,235
Warner Bros Discovery,
Inc.*(a) 114,426 1,434,902
26,373,802
Financial Services 3 .7%
Berkshire Hathaway, Inc.,
Class B* 91,024 31,039,184
Fidelity National Information
Services, Inc. 30,638 1,675,899
Fiserv, Inc.* 31,408 3,962,119
FleetCor Technologies, Inc.* 3,829 961,385
Global Payments, Inc. 13,657 1,345,488
Jack Henry & Associates, Inc.
(a) 3,821 639,368
Mastercard, Inc., Class A 42,711 16,798,236
PayPal Holdings, Inc.* 56,949 3,800,207
Visa, Inc., Class A(a) 82,599 19,615,610
79,837,496
Food Products 0 .9%
Archer-Daniels-Midland Co. 27,395 2,069,966
Bunge Ltd. 7,862 741,780
Campbell Soup Co. 10,265 469,213
Conagra Brands, Inc. 24,743 834,334
General Mills, Inc. 29,625 2,272,238
Hershey Co. (The) 7,630 1,905,211
Hormel Foods Corp. 15,034 604,667
J M Smucker Co. (The) 5,689 840,095
Kellogg Co. 13,396 902,890
Kraft Heinz Co. (The) 41,333 1,467,322
Lamb Weston Holdings, Inc. 7,355 845,457
McCormick & Co., Inc.
(Non-Voting) 12,953 1,129,890
Mondelez International, Inc.,
Class A 69,513 5,070,278
Tyson Foods, Inc., Class A(a) 13,847 706,751
19,860,092
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 7,667 891,979
Ground Transportation 0 .7%
CSX Corp. 103,773 3,538,659
JB Hunt Transport Services,
Inc. 4,308 779,877
Norfolk Southern Corp. 11,493 2,606,153
Old Dominion Freight Line, Inc. 4,503 1,664,984
Union Pacific Corp. 31,121 6,367,979
14,957,652
Health Care Equipment & Supplies 2 .5%
Abbott Laboratories 88,761 9,676,724
Align Technology, Inc.* 3,715 1,313,773
Baxter International, Inc. 26,199 1,193,627
Becton Dickinson & Co. 14,450 3,814,945
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Boston Scientific Corp.* 74,355 4,021,862
Cooper Cos., Inc. (The) 2,531 970,461
Dentsply Sirona, Inc. 11,157 446,503
Dexcom, Inc.* 20,060 2,577,911
Edwards Lifesciences Corp.* 31,213 2,944,322
GE HealthCare Technologies,
Inc. 18,849 1,531,293
Hologic, Inc.* 12,799 1,036,335
IDEXX Laboratories, Inc.* 4,167 2,092,792
Insulet Corp.* 3,557 1,025,625
Intuitive Surgical, Inc.* 17,885 6,115,597
Medtronic plc 67,909 5,982,783
ResMed, Inc. 7,626 1,666,281
STERIS plc 5,088 1,144,698
Stryker Corp. 17,245 5,261,277
Teleflex, Inc.(a) 2,553 617,903
Zimmer Biomet Holdings, Inc. 10,449 1,521,374
54,956,086
Health Care Providers & Services 2 .5%
AmerisourceBergen Corp. 8,400 1,616,412
Cardinal Health, Inc. 12,572 1,188,934
Centene Corp.* 27,472 1,852,986
Cigna Group (The) 15,102 4,237,621
CVS Health Corp. 65,438 4,523,729
DaVita, Inc.* 2,485 249,668
Elevance Health, Inc. 12,100 5,375,909
HCA Healthcare, Inc. 10,484 3,181,684
Henry Schein, Inc.* 7,095 575,405
Humana, Inc. 6,319 2,825,415
Laboratory Corp. of America
Holdings 4,507 1,087,674
McKesson Corp. 6,922 2,957,840
Molina Healthcare, Inc.* 2,838 854,919
Quest Diagnostics, Inc.(a) 5,286 743,000
UnitedHealth Group, Inc. 47,523 22,841,455
Universal Health Services,
Inc., Class B 3,331 525,532
54,638,183
Health Care REITs 0 .2%
Healthpeak Properties, Inc. 29,651 595,985
Ventas, Inc. 19,644 928,572
Welltower, Inc. 25,735 2,081,704
3,606,261
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 36,965 622,121
Hotels, Restaurants & Leisure 1 .8%
Booking Holdings, Inc.* 1,885 5,090,122
Caesars Entertainment, Inc.* 11,665 594,565
Carnival Corp.*(a) 52,023 979,593
Chipotle Mexican Grill, Inc.,
Class A* 1,396 2,986,044
Darden Restaurants, Inc. 5,954 994,794
Domino's Pizza, Inc. 1,748 589,059
Expedia Group, Inc.* 6,978 763,323
Hilton Worldwide Holdings,
Inc. 13,472 1,960,850
Las Vegas Sands Corp.* 17,060 989,480

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2023 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
Class A 13,315 2,445,832
McDonald's Corp. 37,266 11,120,547
MGM Resorts International 15,586 684,537
Norwegian Cruise Line
Holdings Ltd.*(a) 21,647 471,255
Royal Caribbean Cruises
Ltd.*(a) 11,289 1,171,121
Starbucks Corp. 58,516 5,796,595
Wynn Resorts Ltd. 5,121 540,829
Yum! Brands, Inc. 14,536 2,013,963
39,192,509
Household Durables 0 .3%
DR Horton, Inc. 15,572 1,894,957
Garmin Ltd. 7,861 819,824
Lennar Corp., Class A 12,953 1,623,140
Mohawk Industries, Inc.* 2,566 264,709
Newell Brands, Inc. 15,619 135,885
NVR, Inc.* 158 1,003,398
PulteGroup, Inc. 10,914 847,799
Whirlpool Corp.(a) 2,644 393,401
6,983,113
Household Products 1 .2%
Church & Dwight Co., Inc. 12,466 1,249,467
Clorox Co. (The) 6,412 1,019,765
Colgate-Palmolive Co. 42,425 3,268,422
Kimberly-Clark Corp. 17,067 2,356,270
Procter & Gamble Co. (The) 120,307 18,255,384
26,149,308
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) 34,722 719,787
Industrial Conglomerates 0 .7%
3M Co. 28,578 2,860,372
General Electric Co. 55,584 6,105,902
Honeywell International, Inc. 33,966 7,047,945
16,014,219
Industrial REITs 0 .3%
Prologis, Inc. 47,136 5,780,288
Insurance 1 .8%
Aflac, Inc. 27,980 1,953,004
Allstate Corp. (The) 13,653 1,488,723
American International Group,
Inc. 37,228 2,142,099
Aon plc, Class A 10,425 3,598,710
Arch Capital Group Ltd.* 19,201 1,437,195
Arthur J Gallagher & Co. 11,010 2,417,466
Assurant, Inc. 2,484 312,288
Brown & Brown, Inc. 11,959 823,258
Chubb Ltd. 21,141 4,070,911
Cincinnati Financial Corp. 8,203 798,316
Everest Re Group Ltd. 2,267 774,997
Globe Life, Inc. 4,556 499,429
Hartford Financial Services
Group, Inc. (The) 15,509 1,116,958
Lincoln National Corp. 9,086 234,055
Loews Corp. 10,125 601,222
Common Stocks
Shares Value ($)
Insurance
Marsh & McLennan Cos., Inc. 25,252 4,749,396
MetLife, Inc. 32,835 1,856,163
Principal Financial Group, Inc. 11,813 895,898
Progressive Corp. (The) 29,796 3,944,096
Prudential Financial, Inc.(a) 18,344 1,618,308
Travelers Cos., Inc. (The) 11,997 2,083,399
W R Berkley Corp. 10,119 602,688
Willis Towers Watson plc 5,542 1,305,141
39,323,720
Interactive Media & Services 4 .6%
Alphabet, Inc., Class A* 303,246 36,298,546
Alphabet, Inc., Class C* 260,849 31,554,904
Match Group, Inc.* 14,516 607,494
Meta Platforms, Inc., Class A* 112,915 32,404,347
100,865,291
IT Services 1 .0%
Accenture plc, Class A 32,235 9,947,076
Akamai Technologies, Inc.* 7,801 701,076
Cognizant Technology
Solutions Corp., Class A 25,744 1,680,568
DXC Technology Co.* 11,186 298,890
EPAM Systems, Inc.* 2,882 647,729
Gartner, Inc.* 4,102 1,436,972
International Business
Machines Corp. 46,349 6,201,960
VeriSign, Inc.* 4,545 1,027,034
21,941,305
Leisure Products 0 .0%
†
Hasbro, Inc. 6,740 436,550
Life Sciences Tools & Services 1 .4%
Agilent Technologies, Inc. 14,722 1,770,320
Bio-Rad Laboratories, Inc.,
Class A* 1,074 407,175
Bio-Techne Corp. 8,165 666,509
Charles River Laboratories
International, Inc.* 2,542 534,455
Danaher Corp. 33,898 8,135,520
Illumina, Inc.* 8,185 1,534,606
IQVIA Holdings, Inc.* 9,640 2,166,783
Mettler-Toledo International,
Inc.* 1,104 1,448,051
Revvity, Inc. 6,068 720,818
Thermo Fisher Scientific, Inc. 19,688 10,272,214
Waters Corp.* 3,027 806,817
West Pharmaceutical
Services, Inc. 3,869 1,479,776
29,943,044
Machinery 1 .5%
Caterpillar, Inc. 26,305 6,472,345
Cummins, Inc.(a) 7,335 1,798,249
Deere & Co. 13,764 5,577,035
Dover Corp. 6,863 1,013,322
Fortive Corp. 18,320 1,369,786
IDEX Corp. 3,852 829,181
Illinois Tool Works, Inc. 14,110 3,529,758
Ingersoll Rand, Inc. 20,874 1,364,325
Nordson Corp. 2,726 676,539
Otis Worldwide Corp.(a) 20,750 1,846,957

18 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Machinery
PACCAR, Inc. 26,296 2,199,660
Parker-Hannifin Corp. 6,644 2,591,426
Pentair plc 8,060 520,676
Snap-on, Inc. 2,719 783,589
Stanley Black & Decker, Inc. 7,680 719,693
Westinghouse Air Brake
Technologies Corp. 9,414 1,032,433
Xylem, Inc. 12,422 1,398,966
33,723,940
Media 0 .6%
Charter Communications, Inc.,
Class A* 5,265 1,934,203
Comcast Corp., Class A 212,307 8,821,356
Fox Corp., Class A(a) 13,733 466,922
Fox Corp., Class B 7,090 226,100
Interpublic Group of Cos., Inc.
(The)(a) 20,389 786,608
News Corp., Class A(a) 16,799 327,580
News Corp., Class B(a) 5,994 118,202
Omnicom Group, Inc. 10,450 994,317
Paramount Global, Class B(a) 27,345 435,059
14,110,347
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 72,295 2,891,800
Newmont Corp. 39,585 1,688,696
Nucor Corp. 12,675 2,078,446
Steel Dynamics, Inc. 7,904 860,983
7,519,925
Multi-Utilities 0 .6%
Ameren Corp. 13,676 1,116,919
CenterPoint Energy, Inc. 32,681 952,651
CMS Energy Corp.(a) 15,028 882,895
Consolidated Edison, Inc. 17,585 1,589,684
Dominion Energy, Inc. 42,669 2,209,827
DTE Energy Co. 10,737 1,181,285
NiSource, Inc. 19,808 541,749
Public Service Enterprise
Group, Inc. 24,689 1,545,778
Sempra Energy 15,800 2,300,322
WEC Energy Group, Inc. 16,375 1,444,930
13,766,040
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. 8,113 920,744
Boston Properties, Inc.(a) 7,490 431,349
1,352,093
Oil, Gas & Consumable Fuels 3 .3%
APA Corp. 15,090 515,625
Chevron Corp. 88,951 13,996,440
ConocoPhillips 61,765 6,399,472
Coterra Energy, Inc. 37,425 946,852
Devon Energy Corp. 32,602 1,575,981
Diamondback Energy, Inc. 8,963 1,177,380
EOG Resources, Inc. 29,829 3,413,631
EQT Corp. 19,054 783,691
Exxon Mobil Corp. 206,367 22,132,861
Hess Corp. 13,845 1,882,228
Kinder Morgan, Inc. 98,338 1,693,380
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Marathon Oil Corp. 32,271 742,878
Marathon Petroleum Corp. 21,986 2,563,567
Occidental Petroleum Corp.(a) 36,472 2,144,554
ONEOK, Inc.(a) 23,147 1,428,633
Phillips 66 23,398 2,231,701
Pioneer Natural Resources
Co. 11,931 2,471,864
Targa Resources Corp. 11,752 894,327
Valero Energy Corp. 18,749 2,199,258
Williams Cos., Inc. (The) 62,901 2,052,460
71,246,783
Passenger Airlines 0 .2%
Alaska Air Group, Inc.*(a) 6,209 330,195
American Airlines Group,
Inc.*(a) 33,776 605,941
Delta Air Lines, Inc.*(a) 33,288 1,582,511
Southwest Airlines Co. 30,374 1,099,843
United Airlines Holdings, Inc.* 16,605 911,116
4,529,606
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 11,637 2,285,274
Pharmaceuticals 3 .6%
Bristol-Myers Squibb Co. 107,233 6,857,550
Catalent, Inc.*(a) 8,974 389,113
Eli Lilly & Co. 40,217 18,860,969
Johnson & Johnson 132,647 21,955,731
Merck & Co., Inc. 129,518 14,945,082
Organon & Co. 13,205 274,796
Pfizer, Inc. 288,153 10,569,452
Viatris, Inc. 62,098 619,738
Zoetis, Inc., Class A 23,739 4,088,093
78,560,524
Professional Services 0 .7%
Automatic Data Processing,
Inc. 21,087 4,634,712
Broadridge Financial
Solutions, Inc. 5,923 981,026
Ceridian HCM Holding, Inc.*(a) 7,900 529,063
CoStar Group, Inc.* 20,853 1,855,917
Equifax, Inc.(a) 6,370 1,498,861
Jacobs Solutions, Inc. 6,245 742,468
Leidos Holdings, Inc. 6,835 604,761
Paychex, Inc. 16,623 1,859,615
Paycom Software, Inc. 2,377 763,587
Robert Half International, Inc. 5,613 422,210
Verisk Analytics, Inc., Class A 7,530 1,702,006
15,594,226
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 16,150 1,303,467
Residential REITs 0 .3%
AvalonBay Communities, Inc.
(a) 7,244 1,371,072
Camden Property Trust 5,145 560,136
Equity Residential 16,780 1,106,977
Essex Property Trust, Inc.(a) 3,333 780,922
Invitation Homes, Inc. 30,153 1,037,263

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2023 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Residential REITs
Mid-America Apartment
Communities, Inc. 5,803 881,244
UDR, Inc.(a) 16,320 701,107
6,438,721
Retail REITs 0 .3%
Federal Realty Investment
Trust(a) 3,330 322,244
Kimco Realty Corp. 31,542 622,009
Realty Income Corp. 34,562 2,066,462
Regency Centers Corp. 7,995 493,851
Simon Property Group, Inc. 16,817 1,942,027
5,446,593
Semiconductors & Semiconductor Equipment 6 .4%
Advanced Micro Devices, Inc.* 82,198 9,363,174
Analog Devices, Inc. 25,820 5,029,994
Applied Materials, Inc. 43,137 6,235,022
Broadcom, Inc. 21,281 18,459,778
Enphase Energy, Inc.*(a) 7,056 1,181,739
First Solar, Inc.*(a) 5,126 974,401
Intel Corp. 212,900 7,119,376
KLA Corp. 7,003 3,396,595
Lam Research Corp. 6,857 4,408,091
Microchip Technology, Inc. 27,698 2,481,464
Micron Technology, Inc. 55,861 3,525,388
Monolithic Power Systems,
Inc. 2,327 1,257,115
NVIDIA Corp. 126,236 53,400,353
NXP Semiconductors NV 13,258 2,713,647
ON Semiconductor Corp.* 22,364 2,115,187
Qorvo, Inc.* 5,130 523,414
QUALCOMM, Inc. 56,862 6,768,853
Skyworks Solutions, Inc. 8,254 913,635
SolarEdge Technologies, Inc.* 2,877 774,057
Teradyne, Inc.(a) 7,946 884,628
Texas Instruments, Inc. 46,329 8,340,147
139,866,058
Software 8 .9%
Adobe, Inc.* 23,413 11,448,723
ANSYS, Inc.* 4,479 1,479,279
Autodesk, Inc.* 10,837 2,217,359
Cadence Design Systems,
Inc.* 13,912 3,262,642
Fair Isaac Corp.* 1,230 995,328
Fortinet, Inc.* 33,661 2,544,435
Gen Digital, Inc. 30,045 557,335
Intuit, Inc. 14,320 6,561,281
Microsoft Corp. 379,529 129,244,806
Oracle Corp. 78,549 9,354,400
Palo Alto Networks, Inc.* 15,425 3,941,242
PTC, Inc.* 5,370 764,151
Roper Technologies, Inc. 5,509 2,648,727
Salesforce, Inc.* 49,972 10,557,085
ServiceNow, Inc.* 10,399 5,843,926
Synopsys, Inc.* 7,912 3,444,964
Tyler Technologies, Inc.*(a) 2,122 883,749
195,749,432
Specialized REITs 1 .0%
American Tower Corp. 23,782 4,612,281
Common Stocks
Shares Value ($)
Specialized REITs
Crown Castle, Inc. 21,820 2,486,171
Digital Realty Trust, Inc.(a) 14,926 1,699,624
Equinix, Inc. 4,774 3,742,530
Extra Space Storage, Inc. 7,064 1,051,476
Iron Mountain, Inc.(a) 15,098 857,868
Public Storage 7,942 2,318,111
SBA Communications Corp.,
Class A 5,605 1,299,015
VICI Properties, Inc., Class A 51,259 1,611,070
Weyerhaeuser Co.(a) 38,041 1,274,754
20,952,900
Specialty Retail 1 .8%
Advance Auto Parts, Inc. 3,076 216,243
AutoZone, Inc.* 939 2,341,265
Bath & Body Works, Inc. 11,488 430,800
Best Buy Co., Inc. 9,906 811,797
CarMax, Inc.*(a) 8,203 686,591
Home Depot, Inc. (The) 51,690 16,056,982
Lowe's Cos., Inc. 30,440 6,870,308
O'Reilly Automotive, Inc.* 3,147 3,006,329
Ross Stores, Inc. 17,781 1,993,784
TJX Cos., Inc. (The) 58,776 4,983,617
Tractor Supply Co. 5,723 1,265,355
Ulta Beauty, Inc.* 2,483 1,168,487
39,831,558
Technology Hardware, Storage & Peripherals 6 .9%
Apple, Inc. 754,669 146,383,145
Hewlett Packard Enterprise
Co. 66,089 1,110,295
HP, Inc. 44,867 1,377,865
NetApp, Inc. 10,655 814,042
Seagate Technology Holdings
plc(a) 9,830 608,182
Western Digital Corp.* 16,577 628,766
150,922,295
Textiles, Apparel & Luxury Goods 0 .4%
NIKE, Inc., Class B 62,890 6,941,169
Ralph Lauren Corp., Class A 2,288 282,110
Tapestry, Inc. 11,303 483,769
VF Corp. 17,190 328,157
8,035,205
Tobacco 0 .5%
Altria Group, Inc. 91,025 4,123,432
Philip Morris International, Inc. 79,229 7,734,335
11,857,767
Trading Companies & Distributors 0 .2%
Fastenal Co. 29,633 1,748,050
United Rentals, Inc. 3,413 1,520,048
WW Grainger, Inc. 2,232 1,760,133
5,028,231
Water Utilities 0 .1%
American Water Works Co.,
Inc. 10,062 1,436,350

20 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc.* 29,270 4,065,603
Total Common Stocks
(cost $1,197,846,843) 1,896,859,790
Purchased Options 0 .4%
Number of
Contracts
Call Options 0 .4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
8/18/2023 at USD 4,530.00,
European Style
Notional Amount: USD
111,927,057
Exchange Traded
*
503 1,257,500
S&P 500 E-Mini Index
8/18/2023 at USD 4,370.00,
European Style
Notional Amount: USD
119,937,741
Exchange Traded
*
503 3,885,675
S&P 500 E-Mini Index
9/15/2023 at USD 4,475.00,
American Style
Notional Amount: USD
111,927,057
Exchange Traded
*
503 2,546,437
S&P 500 E-Mini Index
9/15/2023 at USD 4,550.00,
American Style
Notional Amount: USD
119,937,741
Exchange Traded
*
503 1,540,438
Total Purchased Options
(cost $4,563,015) 9,230,050
Short-Term Investments 9 .4%
Shares
U.S. Treasury Obligation 9.4%
U.S. Treasury Bills
5.10% 8/24/2023(b) 3,538,000 3,511,528
5.18% 10/19/2023 205,000,000 201,801,232
Total U.S. Treasury
Obligation
(cost $205,334,166) 205,312,760
Total Short-Term Investment
(cost $205,334,166) 205,312,760
Repurchase Agreements 0 .6%
Principal
Amount ($) Value ($)
Bank of America NA,
5.06%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,001,266,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 8/20/2045; total
market value $3,060,000.
(c)(d) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $4,047,476,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $4,126,682.
(c)(d) 4,045,766 4,045,766
CF Secured, LLC,
5.05%, dated 6/30/2023,
due 7/3/2023, repurchase
price $4,001,684,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 7.63%, maturing
7/20/2023 - 5/15/2052;
total market value
$4,081,718.(c)(d) 4,000,000 4,000,000
Pershing LLC,
5.08%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,001,270,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
7/16/2023 - 2/20/2073;
total market value
$3,060,000.(c)(d) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $14,045,766) 14,045,766
Total Investments
(cost $1,421,789,790) — 97.1% 2,125,448,366
Other assets in excess of liabilities — 2.9% 63,168,252
NET ASSETS — 100.0%
$ 2,188,616,618
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2023 (Unaudited) - Statement of Investments - 21
(a) The security or a portion of this security is on loan as of
June 30, 2023. The total value of securities on loan as of
June 30, 2023 was $63,253,981, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $14,045,766 and by $49,815,295 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 7.63%, and maturity dates ranging
from 7/15/2023 – 11/15/2052, a total value of $63,861,061.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $14,045,766.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 265 9/2023 USD 59,469,313 1,384,168
Net contracts 1,384,168
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 87.6%
Shares Value ($)
Aerospace & Defense 4.7%
Howmet Aerospace, Inc. 64,061 3,174,863
L3Harris Technologies, Inc. 32,859 6,432,806
Northrop Grumman Corp. 8,416 3,836,013
Raytheon Technologies Corp. 119,982 11,753,437
25,197,119
Air Freight & Logistics 1.2%
FedEx Corp. 26,426 6,551,005
Automobiles 0.8%
General Motors Co. 109,532 4,223,554
Banks 5.4%
JPMorgan Chase & Co. 162,489 23,632,400
US Bancorp 162,640 5,373,626
29,006,026
Biotechnology 3.6%
AbbVie, Inc. 63,910 8,610,594
Gilead Sciences, Inc. 143,195 11,036,039
19,646,633
Capital Markets 7.4%
Ameriprise Financial, Inc. 16,506 5,482,633
Ares Management Corp.,
Class A 38,411 3,700,900
Charles Schwab Corp. (The) 104,984 5,950,493
CME Group, Inc. 73,754 13,665,879
Goldman Sachs Group, Inc.
(The) 10,733 3,461,822
LPL Financial Holdings, Inc. 16,198 3,521,931
Morgan Stanley 49,035 4,187,589
39,971,247
Chemicals 0.4%
CF Industries Holdings, Inc. 34,794 2,415,399
Communications Equipment 3.2%
Cisco Systems, Inc. 329,650 17,056,091
Electric Utilities 3.0%
Constellation Energy Corp.(a) 135,659 12,419,581
Exelon Corp. 86,897 3,540,184
15,959,765
Electrical Equipment 1.4%
Eaton Corp. plc(a) 37,230 7,486,953
Energy Equipment & Services 1.5%
Schlumberger NV 167,895 8,247,002
Financial Services 5.8%
Berkshire Hathaway, Inc.,
Class B* 62,981 21,476,521
Voya Financial, Inc. 133,691 9,586,982
31,063,503
Food Products 0.5%
Bunge Ltd. 26,403 2,491,123
Health Care Equipment & Supplies 6.0%
Alcon, Inc. 31,754 2,607,321
Becton Dickinson & Co. 57,730 15,241,297
Medtronic plc 165,352 14,567,511
32,416,129
Health Care Providers & Services 2.1%
McKesson Corp. 15,300 6,537,843
Common Stocks
Shares Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc. 10,249 4,926,079
11,463,922
Hotels, Restaurants & Leisure 4.7%
International Game
Technology plc 464,555 14,814,659
Las Vegas Sands Corp.* 183,981 10,670,898
25,485,557
Insurance 7.9%
Allstate Corp. (The) 65,920 7,187,917
American International Group,
Inc. 78,337 4,507,511
Aon plc, Class A 16,108 5,560,482
Assurant, Inc. 61,095 7,680,863
Everest Re Group Ltd. 16,248 5,554,541
Progressive Corp. (The) 40,396 5,347,219
RenaissanceRe Holdings Ltd. 35,825 6,682,079
42,520,612
Interactive Media & Services 0.9%
Alphabet, Inc., Class A* 41,088 4,918,234
Life Sciences Tools & Services 1.4%
Danaher Corp. 30,925 7,422,000
Machinery 0.5%
Caterpillar, Inc. 11,104 2,732,139
Media 3.8%
Comcast Corp., Class A 118,952 4,942,456
Interpublic Group of Cos., Inc.
(The)(a) 196,002 7,561,757
Omnicom Group, Inc. 84,083 8,000,497
20,504,710
Metals & Mining 2.5%
Alcoa Corp. 69,858 2,370,282
Freeport-McMoRan, Inc. 275,287 11,011,480
13,381,762
Oil, Gas & Consumable Fuels 10.4%
ConocoPhillips 23,313 2,415,460
EQT Corp. 165,126 6,791,632
Exxon Mobil Corp. 160,102 17,170,940
Hess Corp. 82,526 11,219,410
Marathon Petroleum Corp. 59,263 6,910,066
Occidental Petroleum Corp.(a) 85,970 5,055,036
Shell plc, ADR-NL 109,769 6,627,852
56,190,396
Personal Care Products 0.7%
Kenvue, Inc.*(a) 151,133 3,992,934
Pharmaceuticals 4.1%
Eli Lilly & Co. 8,089 3,793,579
Merck & Co., Inc. 36,753 4,240,929
Sanofi, ADR 263,428 14,198,769
22,233,277
Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc. 64,170 9,275,132
Micron Technology, Inc. 62,291 3,931,185
13,206,317

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - June 30, 2023 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Software 0.9%
Dolby Laboratories, Inc., Class
A 56,424 4,721,560
Tobacco 0.4%
British American Tobacco plc,
ADR-UK 64,488 2,141,002
Total Common Stocks
(cost $374,024,673) 472,645,971
Purchased Options 0.4%
Number of
Contracts
Call Options 0.4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
8/18/2023 at USD 4,530.00,
European Style
Notional Amount: USD
28,037,394
Exchange Traded
*
126 315,000
S&P 500 E-Mini Index
8/18/2023 at USD 4,370.00,
European Style
Notional Amount: USD
30,040,065
Exchange Traded
*
126 973,350
S&P 500 E-Mini Index
9/15/2023 at USD 4,475.00,
American Style
Notional Amount: USD
28,037,394
Exchange Traded
*
126 637,875
S&P 500 E-Mini Index
9/15/2023 at USD 4,550.00,
American Style
Notional Amount: USD
30,040,065
Exchange Traded
*
126 385,875
Total Purchased Options
(cost $1,143,021) 2,312,100
Short-Term Investments 5.2%
Shares
U.S. Treasury Obligation 5.2%
U.S. Treasury Bills
0.00% 10/19/2023 27,000,000 26,578,699
0.00% 8/24/2023(b) 1,662,000 1,649,564
Total U.S. Treasury
Obligation
(cost $28,220,814) 28,228,263
Total Short-Term Investment
(cost $28,220,814) 28,228,263
Repurchase Agreement 0.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $3,640,019,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $3,711,251.
(c)(d) 3,638,482 3,638,482
Total Repurchase Agreement
(cost $3,638,482) 3,638,482
Total Investments
(cost $407,026,990) — 93.9% 506,824,816
Other assets in excess of liabilities — 6.1% 32,964,660
NET ASSETS — 100.0%
$ 539,789,476
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $24,878,739, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $3,638,482 and by $21,549,535 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% – 5.44%, and maturity dates ranging from
9/15/2023 – 11/15/2052, a total value of $25,188,017.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $3,638,482.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
NL Netherlands
UK United Kingdom
Currency:
CHF Switzerland Franc
USD United States Dollar

24 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of June 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 642 9/2023 USD 50,329,590 1,069,335
Total long contracts 1,069,335
Short Contracts
S&P 500 E-Mini Index (268) 9/2023 USD (60,142,550) (1,740,271)
Total short contracts (1,740,271)
Net contracts (670,936)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Digital Evolution Strategy Fund - June 30, 2023 (Unaudited) - Statement of Investments - 25
Common Stocks 97 .4%
Shares Value ($)
Automobile Components 0 .5%
Mobileye Global, Inc., Class
A*(a) 544 20,900
Broadline Retail 4 .8%
Alibaba Group Holding Ltd.,
ADR-CN* 592 49,343
Amazon.com, Inc.* 1,089 141,962
191,305
Electronic Equipment, Instruments & Components 3 .6%
Corning, Inc. 1,793 62,827
Keysight Technologies, Inc.* 302 50,570
Zebra Technologies Corp.,
Class A* 109 32,245
145,642
Entertainment 1 .2%
Take-Two Interactive Software,
Inc.* 327 48,121
Ground Transportation 2 .0%
Uber Technologies, Inc.* 1,866 80,555
Interactive Media & Services 19 .0%
Alphabet, Inc., Class A* 2,182 261,185
Baidu, Inc., ADR-CN* 402 55,038
Match Group, Inc.* 1,289 53,945
Meta Platforms, Inc., Class A* 1,176 337,489
Pinterest, Inc., Class A* 2,036 55,664
763,321
IT Services 2 .9%
Infosys Ltd., ADR-IN 1,300 20,891
MongoDB, Inc., Class A* 77 31,646
Shopify, Inc., Class A* 408 26,357
Snowflake, Inc., Class A* 220 38,716
117,610
Semiconductors & Semiconductor Equipment 26 .0%
Advanced Micro Devices, Inc.* 1,536 174,966
Analog Devices, Inc. 357 69,547
Broadcom, Inc. 113 98,019
Marvell Technology, Inc. 1,267 75,741
Microchip Technology, Inc. 619 55,456
Monolithic Power Systems,
Inc. 112 60,506
NVIDIA Corp. 1,083 458,132
Teradyne, Inc. 481 53,550
1,045,917
Software 30 .2%
Adobe, Inc.* 255 124,692
Autodesk, Inc.* 234 47,879
Crowdstrike Holdings, Inc.,
Class A* 271 39,802
DocuSign, Inc., Class A* 596 30,450
Common Stocks
Shares Value ($)
Software
Elastic NV* 312 20,005
Guidewire Software, Inc.* 605 46,028
Intuit, Inc. 211 96,678
Microsoft Corp. 1,316 448,150
Oracle Corp. 819 97,535
Procore Technologies, Inc.* 327 21,278
Salesforce, Inc.* 914 193,092
Tyler Technologies, Inc.* 119 49,560
1,215,149
Technology Hardware, Storage & Peripherals 7 .2%
Apple, Inc. 1,282 248,670
Seagate Technology Holdings
plc 620 38,359
287,029
Total Common Stocks
(cost $3,036,450) 3,915,549
Repurchase Agreement 0 .5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $20,915,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $21,324.
(b)(c) 20,906 20,906
Total Repurchase Agreement
(cost $20,906) 20,906
Total Investments
(cost $3,057,356) — 97.9% 3,936,455
Other assets in excess of liabilities — 2.1% 84,045
NET ASSETS — 100.0%
$ 4,020,500
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June 30,
2023 was $20,862, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$20,906.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $20,906.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
IN India
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks 94.8%
Shares Value ($)
Aerospace & Defense 2.9%
L3Harris Technologies, Inc. 628 122,944
Automobiles 3.1%
Tesla, Inc.* 497 130,100
Biotechnology 0.8%
Exact Sciences Corp.* 366 34,367
Broadline Retail 6.2%
Amazon.com, Inc.* 2,014 262,545
Building Products 1.3%
Trane Technologies plc 288 55,083
Capital Markets 4.5%
Intercontinental Exchange, Inc. 392 44,327
MarketAxess Holdings, Inc. 157 41,043
S&P Global, Inc. 262 105,033
190,403
Chemicals 2.1%
FMC Corp. 418 43,614
PPG Industries, Inc. 314 46,566
90,180
Communications Equipment 1.6%
Arista Networks, Inc.* 418 67,741
Electric Utilities 2.1%
NextEra Energy, Inc. 1,229 91,192
Electrical Equipment 0.6%
Plug Power, Inc.*(a) 2,380 24,728
Energy Equipment & Services 1.7%
Schlumberger NV 1,491 73,238
Entertainment 3.6%
Activision Blizzard, Inc.* 601 50,664
Netflix, Inc.* 235 103,515
154,179
Financial Services 2.4%
Mastercard, Inc., Class A 262 103,045
Ground Transportation 2.4%
Uber Technologies, Inc.* 2,328 100,500
Health Care Equipment & Supplies 7.4%
Baxter International, Inc. 1,272 57,953
Dexcom, Inc.* 575 73,893
Intuitive Surgical, Inc.* 183 62,575
Stryker Corp. 392 119,595
314,016
Health Care Providers & Services 2.1%
UnitedHealth Group, Inc. 183 87,957
Health Care Technology 1.5%
Veeva Systems, Inc., Class A* 314 62,087
Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Inc.,
Class A* 26 55,614
Marriott International, Inc.,
Class A 262 48,127
Trip.com Group Ltd., ADR-CN* 1,776 62,160
165,901
Common Stocks
Shares Value ($)
Industrial Conglomerates 2.3%
Honeywell International, Inc. 471 97,733
Insurance 1.9%
Progressive Corp. (The) 601 79,554
Interactive Media & Services 6.4%
Alphabet, Inc., Class A* 654 78,284
Meta Platforms, Inc., Class A* 680 195,146
273,430
IT Services 0.5%
Cloudflare, Inc., Class A* 319 20,853
Machinery 1.0%
Oshkosh Corp. 497 43,035
Oil, Gas & Consumable Fuels 0.7%
EOG Resources, Inc. 252 28,839
Pharmaceuticals 3.3%
Eli Lilly & Co. 183 85,824
Zoetis, Inc., Class A 315 54,246
140,070
Professional Services 1.6%
Automatic Data Processing,
Inc. 183 40,221
Verisk Analytics, Inc., Class A 126 28,480
68,701
Semiconductors & Semiconductor Equipment 9.1%
Advanced Micro Devices, Inc.* 383 43,628
NVIDIA Corp. 445 188,244
NXP Semiconductors NV 314 64,269
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 915 92,342
388,483
Software 11.3%
Autodesk, Inc.* 157 32,124
HashiCorp, Inc., Class A* 1,125 29,452
Microsoft Corp. 1,020 347,351
Palo Alto Networks, Inc.* 131 33,472
Salesforce, Inc.* 183 38,660
481,059
Specialty Retail 0.8%
Chewy, Inc., Class A* 915 36,115
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc. 915 177,483
Textiles, Apparel & Luxury Goods 1.5%
NIKE, Inc., Class B 575 63,463
Total Common Stocks
(cost $3,384,006) 4,029,024

NVIT J.P. Morgan Innovators Fund - June 30, 2023 (Unaudited) - Statement of Investments - 27
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.07%, dated 6/30/2023,
due 7/3/2023, repurchase
price $21,185,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 8.92%, maturing
8/1/2023 - 8/20/2071; total
market value $21,599.
(b)(c) 21,176 21,176
Total Repurchase Agreement
(cost $21,176) 21,176
Total Investments
(cost $3,405,182) — 95.3% 4,050,200
Other assets in excess of liabilities — 4.7% 200,949
NET ASSETS — 100.0%
$ 4,251,149
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2023. The total value of securities on loan as of June
30, 2023 was $24,229, which was collateralized by cash
used to purchase repurchase agreements with a total value
of $21,176 and by $2,724 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% – 5.44%, and maturity dates ranging from 6/30/2024 –
11/15/2050, a total value of $23,900.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2023 was $21,176.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
TW Taiwan
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks 97 .2%
Shares Value ($)
Aerospace & Defense 0 .7%
TransDigm Group, Inc. 53 47,391
Automobiles 2 .5%
Tesla, Inc.* 610 159,680
Beverages 1 .3%
Monster Beverage Corp.* 1,461 83,920
Biotechnology 4 .5%
AbbVie, Inc. 352 47,425
Alnylam Pharmaceuticals, Inc.* 82 15,575
Exact Sciences Corp.* 730 68,547
Moderna, Inc.* 102 12,393
Regeneron Pharmaceuticals,
Inc.* 159 114,248
Sarepta Therapeutics, Inc.* 164 18,781
Seagen, Inc.* 81 15,589
292,558
Broadline Retail 6 .5%
Amazon.com, Inc.* 2,474 322,511
Etsy, Inc.* 56 4,738
MercadoLibre, Inc.* 80 94,768
422,017
Building Products 0 .8%
Trane Technologies plc 259 49,536
Capital Markets 1 .7%
Blackstone, Inc., Class A 483 44,905
Charles Schwab Corp. (The) 180 10,202
Morgan Stanley 479 40,907
MSCI, Inc., Class A 25 11,732
107,746
Chemicals 0 .3%
Sherwin-Williams Co. (The) 86 22,835
Consumer Staples Distribution & Retail 0 .3%
Target Corp. 129 17,015
Electrical Equipment 0 .6%
Rockwell Automation, Inc. 123 40,522
Electronic Equipment, Instruments & Components 0 .9%
Amphenol Corp., Class A 706 59,975
Entertainment 2 .8%
Netflix, Inc.* 412 181,482
Financial Services 2 .1%
Block, Inc., Class A* 313 20,836
Mastercard, Inc., Class A 261 102,651
PayPal Holdings, Inc.* 154 10,277
133,764
Ground Transportation 1 .7%
Uber Technologies, Inc.* 2,597 112,112
Health Care Equipment & Supplies 2 .9%
Align Technology, Inc.* 196 69,313
Dexcom, Inc.* 321 41,252
Intuitive Surgical, Inc.* 230 78,646
189,211
Health Care Providers & Services 2 .5%
HCA Healthcare, Inc. 267 81,029
Common Stocks
Shares Value ($)
Health Care Providers & Services
McKesson Corp. 194 82,898
163,927
Hotels, Restaurants & Leisure 3 .5%
Airbnb, Inc., Class A* 212 27,170
Chipotle Mexican Grill, Inc.,
Class A* 34 72,726
Marriott International, Inc.,
Class A 417 76,599
Starbucks Corp. 488 48,341
224,836
Interactive Media & Services 9 .1%
Alphabet, Inc., Class C* 2,645 319,966
Meta Platforms, Inc., Class A* 944 270,909
590,875
IT Services 2 .1%
Cognizant Technology
Solutions Corp., Class A 403 26,308
MongoDB, Inc., Class A* 78 32,057
Shopify, Inc., Class A* 1,170 75,582
133,947
Life Sciences Tools & Services 0 .2%
Thermo Fisher Scientific, Inc. 24 12,522
Machinery 0 .9%
Deere & Co. 150 60,778
Media 0 .8%
Trade Desk, Inc. (The), Class
A* 699 53,977
Metals & Mining 0 .7%
Freeport-McMoRan, Inc. 1,208 48,320
Oil, Gas & Consumable Fuels 1 .1%
Cheniere Energy, Inc. 215 32,757
ConocoPhillips 393 40,719
73,476
Personal Care Products 0 .2%
Estee Lauder Cos., Inc. (The),
Class A 81 15,907
Pharmaceuticals 1 .9%
Eli Lilly & Co. 271 127,094
Professional Services 0 .3%
Equifax, Inc. 81 19,059
Semiconductors & Semiconductor Equipment 10 .6%
Advanced Micro Devices, Inc.* 513 58,436
ASML Holding NV
(Registered), ADR-NL 71 51,457
Broadcom, Inc. 123 106,694
First Solar, Inc.* 448 85,160
Lam Research Corp. 67 43,072
NVIDIA Corp. 814 344,338
689,157
Software 19 .6%
Adobe, Inc.* 170 83,128
HubSpot, Inc.* 88 46,824
Intuit, Inc. 149 68,270
Microsoft Corp. 2,155 733,864

NVIT J.P. Morgan Large Cap Growth Fund - June 30, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Software
Oracle Corp. 1,089 129,689
Salesforce, Inc.* 532 112,390
Synopsys, Inc.* 157 68,360
Workday, Inc., Class A* 158 35,691
1,278,216
Specialty Retail 3 .0%
AutoZone, Inc.* 30 74,801
Lowe's Cos., Inc. 530 119,621
194,422
Technology Hardware, Storage & Peripherals 10 .7%
Apple, Inc. 3,589 696,158
Textiles, Apparel & Luxury Goods 0 .4%
Tapestry, Inc. 621 26,579
Total Investments
(cost $5,157,254) — 97.2% 6,329,014
Other assets in excess of liabilities — 2.8% 185,072
NET ASSETS — 100.0%
$ 6,514,086
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT J.P.Morgan U.S. Equity Fund
Common Stocks 99 .3%
Shares Value ($)
Aerospace & Defense 2 .0%
Northrop Grumman Corp. 3,071 1,399,762
Automobiles 1 .1%
Tesla, Inc.* 3,071 803,896
Banks 2 .9%
Truist Financial Corp. 8,338 253,058
US Bancorp 8,177 270,168
Wells Fargo & Co. 36,166 1,543,565
2,066,791
Beverages 2 .1%
Coca-Cola Co. (The) 24,911 1,500,140
Biotechnology 7 .1%
AbbVie, Inc. 15,680 2,112,567
Biogen, Inc.* 2,418 688,767
Regeneron Pharmaceuticals,
Inc.* 1,887 1,355,885
Vertex Pharmaceuticals, Inc.* 2,496 878,367
5,035,586
Broadline Retail 3 .7%
Amazon.com, Inc.* 20,144 2,625,972
Building Products 1 .1%
Trane Technologies plc 4,048 774,220
Capital Markets 5 .4%
Ameriprise Financial, Inc. 2,877 955,624
Morgan Stanley 17,700 1,511,580
S&P Global, Inc. 3,413 1,368,238
3,835,442
Chemicals 2 .3%
Eastman Chemical Co. 6,336 530,450
PPG Industries, Inc. 7,658 1,135,681
1,666,131
Construction Materials 0 .7%
Vulcan Materials Co. 2,095 472,297
Consumer Finance 1 .7%
American Express Co. 6,839 1,191,354
Consumer Staples Distribution & Retail 0 .9%
Dollar General Corp. 3,710 629,884
Diversified Telecommunication Services 0 .8%
Verizon Communications, Inc. 15,321 569,788
Electric Utilities 4 .3%
NextEra Energy, Inc. 26,778 1,986,928
PG&E Corp.* 60,655 1,048,118
3,035,046
Electrical Equipment 2 .4%
Eaton Corp. plc 8,716 1,752,788
Energy Equipment & Services 2 .2%
Baker Hughes Co., Class A 49,094 1,551,861
Financial Services 2 .6%
Mastercard, Inc., Class A 4,707 1,851,263
Ground Transportation 2 .9%
Norfolk Southern Corp. 4,780 1,083,913
Common Stocks
Shares Value ($)
Ground Transportation
Uber Technologies, Inc.* 22,735 981,470
2,065,383
Health Care Providers & Services 3 .2%
UnitedHealth Group, Inc. 4,688 2,253,240
Hotels, Restaurants & Leisure 2 .3%
McDonald's Corp. 5,418 1,616,785
Industrial REITs 1 .9%
Prologis, Inc. 11,055 1,355,675
Insurance 1 .4%
Progressive Corp. (The) 7,429 983,377
Interactive Media & Services 5 .2%
Alphabet, Inc., Class A* 17,648 2,112,465
Meta Platforms, Inc., Class A* 5,664 1,625,455
3,737,920
IT Services 1 .1%
Accenture plc, Class A 2,682 827,612
Life Sciences Tools & Services 0 .8%
Danaher Corp. 2,453 588,720
Machinery 2 .3%
Deere & Co. 4,094 1,658,848
Oil, Gas & Consumable Fuels 3 .0%
ConocoPhillips 9,293 962,848
Pioneer Natural Resources
Co. 5,639 1,168,288
2,131,136
Pharmaceuticals 2 .2%
Bristol-Myers Squibb Co. 25,091 1,604,569
Semiconductors & Semiconductor Equipment 8 .0%
Advanced Micro Devices, Inc.* 4,440 505,760
ASML Holding NV
(Registered), ADR-NL 332 240,617
NVIDIA Corp. 6,312 2,670,102
NXP Semiconductors NV 11,248 2,302,241
5,718,720
Software 12 .2%
Intuit, Inc. 1,508 690,951
Microsoft Corp. 19,910 6,780,151
Oracle Corp. 9,997 1,190,543
8,661,645
Specialty Retail 3 .3%
Lowe's Cos., Inc. 7,772 1,754,140
TJX Cos., Inc. (The) 6,738 571,315
2,325,455
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 22,017 4,270,638
Seagate Technology Holdings
plc 2,700 167,049
4,437,687
Total Investments
(cost $59,500,084) — 99.3% 70,728,993
Other assets in excess of liabilities — 0.7% 475,853
NET ASSETS — 100.0%
$ 71,204,846

NVIT J.P.Morgan U.S. Equity Fund - June 30, 2023 (Unaudited) - Statement of Investments - 31
* Denotes a non-income producing security. ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

32 - Statement of Investments - June 30, 2023 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 99 .5%
Shares Value ($)
Automobiles 4 .4%
Tesla, Inc.* 867 226,955
Broadline Retail 3 .8%
Amazon.com, Inc.* 1,038 135,313
MercadoLibre, Inc.* 53 62,784
198,097
Communications Equipment 0 .4%
Arista Networks, Inc.* 123 19,933
Electrical Equipment 0 .6%
Rockwell Automation, Inc. 90 29,651
Electronic Equipment, Instruments & Components 2 .4%
Amphenol Corp., Class A 817 69,404
Jabil, Inc. 527 56,879
126,283
Entertainment 4 .7%
Netflix, Inc.* 366 161,219
Take-Two Interactive Software,
Inc.* 556 81,821
243,040
Ground Transportation 2 .1%
Uber Technologies, Inc.* 2,486 107,321
Health Care Equipment & Supplies 1 .2%
Dexcom, Inc.* 470 60,400
Health Care Technology 0 .8%
Veeva Systems, Inc., Class A* 209 41,326
Hotels, Restaurants & Leisure 2 .1%
Booking Holdings, Inc.* 40 108,013
Interactive Media & Services 8 .5%
Alphabet, Inc., Class C* 1,295 156,656
Meta Platforms, Inc., Class A* 974 279,519
436,175
IT Services 8 .1%
Cloudflare, Inc., Class A* 619 40,464
MongoDB, Inc., Class A* 342 140,559
Okta, Inc., Class A* 674 46,742
Shopify, Inc., Class A* 1,755 113,373
Snowflake, Inc., Class A* 422 74,263
415,401
Media 1 .8%
Trade Desk, Inc. (The), Class
A* 1,209 93,359
Semiconductors & Semiconductor Equipment 25 .8%
Advanced Micro Devices, Inc.* 1,369 155,943
Analog Devices, Inc. 524 102,080
ASML Holding NV
(Registered), ADR-NL 101 73,200
Broadcom, Inc. 78 67,660
Credo Technology Group
Holding Ltd.* 2,102 36,449
Entegris, Inc. 387 42,887
First Solar, Inc.* 328 62,349
GLOBALFOUNDRIES, Inc.* 568 36,681
Lam Research Corp. 182 117,000
Marvell Technology, Inc. 1,405 83,991
MKS Instruments, Inc. 363 39,240
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Monolithic Power Systems,
Inc. 174 94,000
NVIDIA Corp. 564 238,583
QUALCOMM, Inc. 547 65,115
Rambus, Inc.* 434 27,850
Universal Display Corp. 258 37,186
Wolfspeed, Inc.* 928 51,588
1,331,802
Software 29 .9%
Adobe, Inc.* 267 130,560
Atlassian Corp., Class A* 235 39,435
BILL Holdings, Inc.* 186 21,734
Confluent, Inc., Class A* 2,203 77,788
Crowdstrike Holdings, Inc.,
Class A* 359 52,726
Datadog, Inc., Class A* 598 58,831
Elastic NV* 666 42,704
HashiCorp, Inc., Class A* 763 19,975
HubSpot, Inc.* 220 117,060
Intuit, Inc. 151 69,187
Microsoft Corp. 280 95,351
Oracle Corp. 1,527 181,851
Palo Alto Networks, Inc.* 178 45,481
Procore Technologies, Inc.* 958 62,337
Salesforce, Inc.* 588 124,221
ServiceNow, Inc.* 165 92,725
Synopsys, Inc.* 395 171,987
Workday, Inc., Class A* 602 135,986
1,539,939
Specialized REITs 1 .3%
Equinix, Inc. 89 69,771
Technology Hardware, Storage & Peripherals 1 .6%
Apple, Inc. 346 67,114
Super Micro Computer, Inc.* 58 14,456
81,570
Total Investments
(cost $4,036,055) — 99.5% 5,129,036
Other assets in excess of liabilities — 0.5% 24,089
NET ASSETS — 100.0%
$ 5,153,125

NVIT J.P. Morgan US Technology Leaders Fund - June 30, 2023 (Unaudited) - Statement of Investments - 33
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

34 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 2,111,402,600
Repurchase agreements, at value 14,045,766
Cash 38,310,742
Deposits with broker for futures contracts 365,810
Foreign currencies, at value —
Interest and dividends receivable 1,432,761
Security lending income receivable 6,745
Receivable for investments sold 38,731,811
Receivable for capital shares issued 18,078
Reclaims receivable —
Receivable for variation margin on futures contracts 695,625
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) 15,255
Prepaid expenses 11,072
Total Assets 2,205,036,265
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 892,370
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 14,045,766
Accrued expenses and other payables:
Investment advisory fees 756,742
Fund administration fees 66,990
Distribution fees 122,102
Administrative servicing fees 253,558
Accounting and transfer agent fees 824
Trustee fees 605
Custodian fees 15,169
Compliance program costs (Note 3) 2,347
Professional fees 23,544
Printing fees 237,863
Other 1,767
Total Liabilities 16,419,647
Net Assets $ 2,188,616,618
* Includes value of securities on loan (Note 2) 63,253,981
Cost of investment securities 1,407,744,024
Cost of repurchase agreements 14,045,766
Cost of foreign currencies —
Represented by:
Capital $ 1,692,301,097
Total distributable earnings (loss) 496,315,521
Net Assets $ 2,188,616,618

Equity Funds (I) - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 35
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 503,186,334 $ 3,915,549 $ 4,029,024 $ 6,329,014 $ 70,728,993
3,638,482 20,906 21,176 — —
36,357,272 173,554 261,060 303,914 653,649
91,458 — — — 21,000
98,355 — — — —
568,695 991 2,601 1,523 46,271
2,411 — 36 — —
2,251,863 — 69,257 14,419 1,025,100
39,909 — — — 144,318
33,458 — — — —
— — — — —
— — — — 2,335
— 7,982 7,737 7,450 4,307
2,831 20 21 30 368
546,271,068 4,119,002 4,390,912 6,656,350 72,626,341
1,939,650 35,396 72,235 95,080 1,308,901
155,380 6 10 29 —
231,630 — — — —
3,638,482 20,906 21,176 — —
248,334 2,430 2,527 3,317 22,185
32,745 7,073 7,076 7,103 19,793
46,539 — — — 14,209
83,326 — — — 11,860
714 108 108 107 871
313 1 1 — 5
12,454 323 307 430 145
590 35 36 39 67
22,455 30,342 30,333 30,303 15,715
63,951 1,323 5,399 5,305 26,615
5,029 559 555 551 1,129
6,481,592 98,502 139,763 142,264 1,421,495
$ 539,789,476 $ 4,020,500 $ 4,251,149 $ 6,514,086 $ 71,204,846
24,878,739 20,862 24,229 — —
403,388,508 3,036,450 3,384,006 5,157,254 59,500,084
3,638,482 20,906 21,176 — —
101,190 — — — —
$ 399,847,191 $ 3,503,386 $ 4,007,246 $ 5,635,932 $ 63,456,114
139,942,285 517,114 243,903 878,154 7,748,732
$ 539,789,476 $ 4,020,500 $ 4,251,149 $ 6,514,086 $ 71,204,846

36 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,581,407,872
Class II Shares 607,208,746
Class X Shares —
Class Y Shares —
Class Z Shares —
Total $ 2,188,616,618
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 79,261,916
Class II Shares 30,903,487
Class X Shares —
Class Y Shares —
Class Z Shares —
Total 110,165,403
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 19 .95
Class II Shares $ 19 .65
Class X Shares $ —
Class Y Shares $ —
Class Z Shares $ —

Equity Funds (I) - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 37
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 221,524,403 $ — $ — $ — $ —
69,556,493 — — — 71,196,325
66,044,574 — — — —
— 4,020,500 4,251,149 6,514,086 8,521
182,664,006 — — — —
$ 539,789,476 $ 4,020,500 $ 4,251,149 $ 6,514,086 $ 71,204,846
13,005,544 — — — —
4,116,716 — — — 4,524,850
3,880,549 — — — —
— 355,684 406,030 576,398 544
10,896,117 — — — —
31,898,926 355,684 406,030 576,398 4,525,394
$ 17 .03 $ — $ — $ — $ —
$ 16 .90 $ — $ — $ — $ 15 .73
$ 17 .02 $ — $ — $ — $ —
$ — $ 11 .30 $ 10 .47 $ 11 .30 $ 15 .66
$ 16 .76 $ — $ — $ — $ —

38 - Statements of Assets and Liabilities - June 30, 2023 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Assets:
Investment securities, at value $ 5,129,036
Cash 247,990
Interest and dividends receivable 898
Security lending income receivable 31
Receivable for reimbursement from investment adviser (Note 3) 7,759
Prepaid expenses 24
Total Assets 5,385,738
Liabilities:
Payable for investments purchased 185,667
Payable for capital shares redeemed 15
Accrued expenses and other payables:
Investment advisory fees 2,974
Fund administration fees 7,085
Accounting and transfer agent fees 108
Trustee fees 1
Custodian fees 451
Compliance program costs (Note 3) 36
Professional fees 30,330
Printing fees 5,389
Other 557
Total Liabilities 232,613
Net Assets $ 5,153,125
Cost of investment securities 4,036,055
Represented by:
Capital $ 4,277,037
Total distributable earnings (loss) 876,088
Net Assets $ 5,153,125

Equity Funds (I) - June 30, 2023 (Unaudited) - Statements of Assets and Liabilities - 39
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Net Assets:
Class Y Shares $ 5,153,125
Total $ 5,153,125
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 431,628
Total 431,628
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 11.94

40 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
INVESTMENT INCOME:
Dividend income $ 15,278,177
Interest income 6,089,593
Income from securities lending (Note 2) 85,449
Foreign tax withholding (4,168)
European Union tax reclaims (Note 2) —
Total Income 21,449,051
EXPENSES:
Investment advisory fees 4,811,996
Fund administration fees 282,721
Distribution fees Class II Shares 712,635
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 1,114,432
Administrative servicing fees Class II Shares 427,583
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 50,615
Printing fees 15,466
Trustee fees 36,342
Custodian fees 32,646
Accounting and transfer agent fees 6,617
Compliance program costs (Note 3) 4,451
Other 21,846
Total expenses before fees waived and expenses reimbursed 7,517,350
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (390,644)
Expenses reimbursed by adviser (Note 3) (117,282)
Net Expenses 7,009,424
NET INVESTMENT INCOME/(LOSS) 14,439,627
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (18,301,851)
Expiration or closing of futures contracts (Note 2) 8,390,270
Foreign currency transactions (Note 2) —
Net realized gains (losses) (9,911,581)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 294,422,462
Futures contracts (Note 2) 1,423,872
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 295,846,334
Net realized/unrealized gains (losses) 285,934,753
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 300,374,380

Equity Funds (I) - For the Six Months Ended June 30, 2023 (Unaudited) - Statements of Operations - 41
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 5,405,454 $ 7,245 $ 14,038 $ 20,941 $ 513,172
1,491,237 2,828 4,876 3,258 16,683
27,641 3 72 — 39
(75,734) — (232) (31) (3,334)
1,865 — — — —
6,850,463 10,076 18,754 24,168 526,560
1,531,282 12,344 13,333 16,710 120,279
93,155 24,003 24,039 24,233 19,398
87,102 — — — 77,044
228,961 — — — —
277,272 — — — —
87,102 — — — 77,044
38,478 — — — —
109,903 — — — —
25,113 14,058 14,058 14,058 15,730
31,056 2,649 1,582 1,616 1,113
9,575 44 54 83 1,082
2,096 279 283 51 928
1,952 21 22 25 203
1,177 1 1 1 130
2,153 26 30 35 720
2,526,377 53,425 53,402 56,812 313,671
(27,873) — — — —
— — — — —
— (43,275) (42,448) (40,923) (23,822)
2,498,504 10,150 10,954 15,889 289,849
4,351,959 (74) 7,800 8,279 236,711
12,347,250 (38,160) (88,697) (228,066) (1,000,996)
(4,172,712) — — — 13,169
742 — — — —
8,175,280 (38,160) (88,697) (228,066) (987,827)
2,244,304 1,273,411 775,227 1,371,555 10,435,593
(1,302,369) — — — —
340 — — — —
942,275 1,273,411 775,227 1,371,555 10,435,593
9,117,555 1,235,251 686,530 1,143,489 9,447,766
$ 13,469,514 $ 1,235,177 $ 694,330 $ 1,151,768 $ 9,684,477

42 - Statements of Operations - For the Six Months Ended June 30, 2023 (Unaudited) - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
INVESTMENT INCOME:
Dividend income $ 7,340
Interest income 1,402
Income from securities lending (Note 2) 481
Foreign tax withholding (46)
Total Income 9,177
EXPENSES:
Investment advisory fees 14,740
Fund administration fees 24,079
Professional fees 14,058
Printing fees 1,585
Trustee fees 61
Custodian fees 48
Accounting and transfer agent fees 22
Compliance program costs (Note 3) 1
Other 28
Total expenses before expenses reimbursed 54,622
Expenses reimbursed by adviser (Note 3) (42,491)
Net Expenses 12,131
NET INVESTMENT LOSS (2,954)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (81,001)
Net realized gains (losses) (81,001)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 1,585,568
Net change in unrealized appreciation/depreciation 1,585,568
Net realized/unrealized gains (losses) 1,504,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,501,613

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
OPERATIONS:
Net investment income/(loss) $ 14,439,627 $ 19,265,842
Net realized gains (losses) (9,911,581) (195,188,935)
Net change in unrealized appreciation/depreciation 295,846,334 (429,313,504)
Change in net assets resulting from operations 300,374,380 (605,236,597)
Distributions to Shareholders From:
Distributable earnings:
Class I — (117,598,686)
Class II — (44,736,196)
Class X — —
Class Z — —
Change in net assets from shareholder distributions — (162,334,882)
Change in net assets from capital transactions (105,096,439) (62,742,972)
Change in net assets 195,277,941 (830,314,451)
Net Assets:
Beginning of period 1,993,338,677 2,823,653,128
End of period $ 2,188,616,618 $ 1,993,338,677
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,009,293 $ 14,447,177
Dividends reinvested — 117,598,686
Cost of shares redeemed (78,398,139) (156,272,584)
Total Class I Shares (75,388,846) (24,226,721)
Class II Shares
Proceeds from shares issued 9,477,902 33,633,118
Dividends reinvested — 44,736,196
Cost of shares redeemed (39,185,495) (116,885,565)
Total Class II Shares (29,707,593) (38,516,251)
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (105,096,439) $ (62,742,972)

Equity Funds (I) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 45
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Period Ended
December 31, 2022(a)
$ 4,351,959 $ 7,383,323 $ (74) $ (2,852)
8,175,280 31,077,520 (38,160) (323,751)
942,275 (47,686,066) 1,273,411 (394,312)
13,469,514 (9,225,223) 1,235,177 (720,915)
— (35,125,205) — —
— (11,213,435) — —
— (9,843,026) — —
— (29,485,782) — —
— (85,667,448) — —
(33,335,425) 37,595,004 86,868 3,419,370
(19,865,911) (57,297,667) 1,322,045 2,698,455
559,655,387 616,953,054 2,698,455 —
$ 539,789,476 $ 559,655,387 $ 4,020,500 $ 2,698,455
$ 892,113 $ 3,102,854 $ — $ —
— 35,125,205 — —
(14,373,123) (29,800,308) — —
(13,481,010) 8,427,751 — —
130,745 1,467,784 — —
— 11,213,435 — —
(4,618,782) (11,757,542) — —
(4,488,037) 923,677 — —
4,336,049 7,737,732 — —
— 9,843,026 — —
(6,083,915) (9,604,460) — —
(1,747,866) 7,976,298 — —
— — 130,583 3,422,004
— — — —
— — (43,715) (2,634)
— — 86,868 3,419,370
7,680,083 43,791,657 — —
— 29,485,782 — —
(21,298,595) (53,010,161) — —
(13,618,512) 20,267,278 — —
$ (33,335,425) $ 37,595,004 $ 86,868 $ 3,419,370

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
SHARE TRANSACTIONS:
Class I Shares
Issued 164,106 725,450
Reinvested — 6,605,615
Redeemed (4,250,006) (7,909,249)
Total Class I Shares (4,085,900) (578,184)
Class II Shares
Issued 525,973 1,699,009
Reinvested — 2,553,153
Redeemed (2,158,146) (5,756,800)
Total Class II Shares (1,632,173) (1,504,638)
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (5,718,073) (2,082,822)
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 47
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
Six Months Ended
June 30, 2023
(Unaudited)
Period Ended
December 31, 2022(a)
53,550 163,816 — —
— 2,204,253 — —
(863,688) (1,627,560) — —
(810,138) 740,509 — —
7,767 78,885 — —
— 709,911 — —
(279,009) (655,171) — —
(271,242) 133,625 — —
261,258 425,143 — —
— 617,386 — —
(363,552) (520,045) — —
(102,294) 522,484 — —
— — 12,442 347,873
— — — —
— — (4,321) (310)
— — 8,121 347,563
469,176 2,354,565 — —
— 1,880,530 — —
(1,305,056) (2,925,101) — —
(835,880) 1,309,994 — —
(2,019,554) 2,706,612 8,121 347,563

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (I)
NVIT J.P. Morgan Innovators Fund
Six Months Ended
June 30, 2023
(Unaudited)
Period Ended
December 31, 2022(a)
OPERATIONS:
Net investment income $ 7,800 $ 7,723
Net realized losses (88,697) (320,495)
Net change in unrealized appreciation/depreciation 775,227 (130,209)
Change in net assets resulting from operations 694,330 (442,981)
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — (7,446)
Change in net assets from shareholder distributions — (7,446)
Change in net assets from capital transactions 404,943 3,602,303
Change in net assets 1,099,273 3,151,876
Net Assets:
Beginning of period 3,151,876 —
End of period $ 4,251,149 $ 3,151,876
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class Y Shares
Proceeds from shares issued 612,212 3,598,015
Dividends reinvested — 7,446
Cost of shares redeemed (207,269) (3,158)
Total Class Y Shares 404,943 3,602,303
Change in net assets from capital transactions $ 404,943 $ 3,602,303
SHARE TRANSACTIONS:
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class Y Shares
Issued 63,263 363,886
Reinvested — 852
Redeemed (21,617) (354)
Total Class Y Shares 41,646 364,384
Total change in shares 41,646 364,384
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - June 30, 2023 (Unaudited) - Statements of Changes in Net Assets - 49
NVIT J.P. Morgan Large Cap Growth Fund NVIT J.P. Morgan U.S. Equity Fund
Six Months Ended
June 30, 2023
(Unaudited)
Period Ended
December 31, 2022(a)
Six Months Ended
June 30, 2023
(Unaudited)
Year Ended
December 31, 2022
$ 8,279 $ 18,866 $ 236,711 $ 330,568
(228,066) (73,819) (987,827) (2,476,778)
1,371,555 (199,795) 10,435,593 (7,452,362)
1,151,768 (254,748) 9,684,477 (9,598,572)
— — — (650,038)
— (18,975) — (129)
— (18,975) — (650,167)
1,127,854 4,508,187 6,788,161 20,602,070
2,279,622 4,234,464 16,472,638 10,353,331
4,234,464 — 54,732,208 44,378,877
$ 6,514,086 $ 4,234,464 $ 71,204,846 $ 54,732,208
$ — $ — $ 8,538,959 $ 22,725,093
— — — 650,038
— — (1,750,798) (2,773,190)
— — 6,788,161 20,601,941
1,193,759 4,509,819 — —
— 18,975 — 129
(65,905) (20,607) — —
1,127,854 4,508,187 — 129
$ 1,127,854 $ 4,508,187 $ 6,788,161 $ 20,602,070
— — 590,978 1,564,972
— — — 46,252
— — (121,658) (174,493)
— — 469,320 1,436,731
119,092 463,651 — —
— 2,043 — 9
(6,212) (2,176) — —
112,880 463,518 — 9
112,880 463,518 469,320 1,436,740

50 - Statements of Changes in Net Assets - June 30, 2023 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders
Fund
Six Months Ended
June 30, 2023
(Unaudited)
Period Ended
December 31, 2022(a)
OPERATIONS:
Net investment loss $ (2,954) $ (2,381)
Net realized losses (81,001) (132,938)
Net change in unrealized appreciation/depreciation 1,585,568 (492,587)
Change in net assets resulting from operations 1,501,613 (627,906)
Change in net assets from capital transactions 514,796 3,764,622
Change in net assets 2,016,409 3,136,716
Net Assets:
Beginning of period 3,136,716 —
End of period $ 5,153,125 $ 3,136,716
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 592,311 $ 3,768,952
Dividends reinvested — —
Cost of shares redeemed (77,515) (4,330)
Total Class Y Shares 514,796 3,764,622
Change in net assets from capital transactions $ 514,796 $ 3,764,622
SHARE TRANSACTIONS:
Class Y Shares
Issued 55,234 384,313
Reinvested — —
Redeemed (7,435) (484)
Total Class Y Shares 47,799 383,829
Total change in shares 47,799 383,829
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.

Equity Funds (I) - June 30, 2023 (Unaudited) - Financial Highlights - 51
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 17.27 $ 0.13 $ 2.55 $ 2.68 $ — $ — $ — $ 19.95 15.52% $ 1,581,408 0.61% 1.47% 0.66% 1.14%
12/31/2022 24.03 0.18 (5.46) (5.28) (0.17) (1.31) (1.48) 17.27 (22.10)% 1,439,331 0.61% 0.93% 0.67% 1.98%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
12/31/2020 17.76 0.22 2.97 3.19 (0.23) (1.88) (2.11) 18.84 18.90% 1,422,089 0.61% 1.28% 0.68% 10.36%
12/31/2019 17.57 0.31 5.78 6.09 (0.29) (5.61) (5.90) 17.76 37.62% 1,333,079 0.61% 1.62% 0.68% 3.18%
12/31/2018 19.68 0.19 (0.15) 0.04 (0.15) (2.00) (2.15) 17.57 (1.27)% 1,090,982 0.61% 0.92% 0.68% 146.36%
Class II Shares
6/30/2023 (Unaudited) 17.03 0.11 2.51 2.62 — — — 19.65 15.38% 607,209 0.86% 1.22% 0.91% 1.14%
12/31/2022 23.71 0.13 (5.38) (5.25) (0.12) (1.31) (1.43) 17.03 (22.26)% 554,007 0.86% 0.68% 0.92% 1.98%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
12/31/2020 17.59 0.18 2.92 3.10 (0.19) (1.88) (2.07) 18.62 18.53% 360,834 0.86% 1.02% 0.93% 10.36%
12/31/2019 17.45 0.26 5.74 6.00 (0.25) (5.61) (5.86) 17.59 37.33% 363,497 0.86% 1.37% 0.93% 3.18%
12/31/2018 19.56 0.14 (0.15) (0.01) (0.10) (2.00) (2.10) 17.45 (1.54)% 276,813 0.86% 0.66% 0.93% 146.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

52 - Financial Highlights - June 30, 2023 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2023 (Unaudited) $ 16.61 $ 0.14 $ 0.28 $ 0.42 $ — $ — $ — $ 17.03 2.53% $ 221,524 0.88% 1.66% 0.88% 33.21%
12/31/2022 19.87 0.24 (0.62) (0.38) (0.20) (2.68) (2.88) 16.61 (1.13)% 229,418 0.87% 1.34% 0.87% 79.56%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
12/31/2020 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) 14.95 1.49% 169,059 0.91% 1.62% 0.91% 132.01%
12/31/2019 14.05 0.30 3.23 3.53 (0.41) (1.80) (2.21) 15.37 26.95% 205,999 0.89% 1.97% 0.89% 43.24%
12/31/2018 16.82 0.31 (1.72) (1.41) (0.23) (1.13) (1.36) 14.05 (9.35)% 186,640 0.89% 1.89% 0.89% 48.35%
Class II Shares
6/30/2023 (Unaudited) 16.49 0.12 0.29 0.41 — — — 16.90 2.49% 69,556 1.05% 1.49% 1.13% 33.21%
12/31/2022 19.75 0.21 (0.62) (0.41) (0.17) (2.68) (2.85) 16.49 (1.30)% 72,340 1.04% 1.17% 1.12% 79.56%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
12/31/2020 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) 14.85 1.39% 78,329 1.08% 1.50% 1.16% 132.01%
12/31/2019 13.94 0.27 3.19 3.46 (0.38) (1.80) (2.18) 15.22 26.68% 175,915 1.06% 1.80% 1.14% 43.24%
12/31/2018 16.69 0.28 (1.70) (1.42) (0.20) (1.13) (1.33) 13.94 (9.47)% 152,592 1.06% 1.72% 1.14% 48.35%
Class X Shares
6/30/2023 (Unaudited) 16.58 0.15 0.29 0.44 — — — 17.02 2.65% 66,045 0.75% 1.80% 0.75% 33.21%
12/31/2022 19.84 0.27 (0.62) (0.35) (0.23) (2.68) (2.91) 16.58 (1.02)% 66,042 0.74% 1.48% 0.74% 79.56%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
12/31/2020(g) 12.97 0.06 2.07 2.13 (0.18) — (0.18) 14.92 16.46% 47,678 0.78% 1.26% 0.79% 132.01%
Class Z Shares
6/30/2023 (Unaudited) 16.35 0.13 0.28 0.41 — — — 16.76 2.51% 182,664 1.00% 1.54% 1.00% 33.21%
12/31/2022 19.62 0.22 (0.63) (0.41) (0.18) (2.68) (2.86) 16.35 (1.30)% 191,855 0.99% 1.23% 0.99% 79.56%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
12/31/2020(g) 12.83 0.04 2.06 2.10 (0.17) — (0.17) 14.76 16.41% 175,284 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

Equity Funds (I) - June 30, 2023 (Unaudited) - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2023 (Unaudited) $ 7.76 $ — $ 3.54 $ 3.54 $ — $ — $ — $ 11.30 45.62% $ 4,021 0.62% —% 3.26% 53.32%
12/31/2022(f) 10.00 (0.01) (2.23) (2.24) — — — 7.76 (22.40)% 2,698 0.63% (0.15)% 5.60% 66.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

54 - Financial Highlights - June 30, 2023 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2023 (Unaudited) $ 8.65 $ 0.02 $ 1.80 $ 1.82 $ — $ — $ — $ 10.47 21.04% $ 4,251 0.62% 0.44% 3.02% 49.44%
12/31/2022(f) 10.00 0.02 (1.35) (1.33) (0.02) — (0.02) 8.65 (13.30)% 3,152 0.63% 0.37% 5.28% 52.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - June 30, 2023 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2023 (Unaudited) $ 9.14 $ 0.02 $ 2.14 $ 2.16 $ — $ — $ — $ 11.30 23.63% $ 6,514 0.62% 0.32% 2.22% 42.70%
12/31/2022(f) 10.00 0.05 (0.87) (0.82) (0.04) — (0.04) 9.14 (8.19)% 4,234 0.62% 0.77% 4.47% 12.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

56 - Financial Highlights - June 30, 2023 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2023 (Unaudited) $ 13.49 $ 0.06 $ 2.18 $ 2.24 $ — $ — $ — $ 15.73 16.60% $ 71,196 0.94% 0.77% 1.02% 27.08%
12/31/2022 16.94 0.10 (3.38) (3.28) (0.08) (0.09) (0.17) 13.49 (19.38)% 54,725 0.94% 0.69% 1.10% 47.17%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
12/31/2020 11.03 0.05 2.81 2.86 (0.04) (0.23) (0.27) 13.62 25.99% 14,303 0.94% 0.46% 3.53% 123.37%
12/31/2019(g) 10.00 0.02 1.03 1.05 (0.02) — (0.02) 11.03 10.51% 2,889 0.93% 0.71% 8.34% 11.87%
Class Y Shares
6/30/2023 (Unaudited) 13.41 0.09 2.16 2.25 — — — 15.66 16.78%(h) 9 0.44% 1.27% 0.51% 27.08%
12/31/2022 16.83 0.17 (3.35) (3.18) (0.15) (0.09) (0.24) 13.41 (18.95)%(h) 7 0.44% 1.16% 0.61% 47.17%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(h) 9 0.44% 0.80% 0.97% 61.64%
12/31/2020 11.07 0.11 2.81 2.92 (0.24) (0.23) (0.47) 13.52 26.52% 7 0.45% 0.98% 3.52% 123.37%
12/31/2019(g) 10.00 0.03 1.04 1.07 — — — 11.07 10.70% 6 0.44% 1.21% 7.92% 11.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from October 7, 2019 (commencement of operations) through December 31, 2019. Total return is calculated based on inception date of October 4, 2019 through December 31, 2019.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - June 30, 2023 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2023 (Unaudited) $ 8.17 $ (0.01) $ 3.78 $ 3.77 $ — $ — $ — $ 11.94 46.14% $ 5,153 0.62% (0.15)% 2.79% 18.57%
12/31/2022(f) 10.00 (0.01) (1.82) (1.83) — — — 8.17 (18.30)% 3,137 0.63% (0.12)% 5.35% 20.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

58 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (I)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2023, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Digital Evolution Strategy, Innovators, Large Cap Growth, U.S. Equity, and US Technology Leaders. Shares of U.S. Core
are held by separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC. Shares of U.S. Equity Income are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class X, Class Y and Class Z shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Digital Evolution Strategy, is a diversified fund as defined in the 1940 Act. Digital Evolution Strategy is a non-
diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets

Equity Funds (I) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 59
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

60 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (I)
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2023. Please refer to the
Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,896,859,790 $ – $ – $ 1,896,859,790
Futures Contracts# 1,384,168 – – 1,384,168
Purchased Option 9,230,050 – – 9,230,050
Repurchase Agreements – 14,045,766 – 14,045,766
Short-Term Investments – 205,312,760 – 205,312,760
Total $ 1,907,474,008 $ 219,358,526 $ – $ 2,126,832,534
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 472,645,971 $ – $ – $ 472,645,971
Futures Contracts# 1,069,335 – – 1,069,335
Purchased Option 2,312,100 – – 2,312,100
Repurchase Agreement – 3,638,482 – 3,638,482
Short-Term Investments – 28,228,263 – 28,228,263
Total Assets $ 476,027,406 $ 31,866,745 $ – $ 507,894,151
$ – $ – $ – $ –
Liabilities:
Futures Contracts# $ (1,740,271) $ – $ – $ (1,740,271)
Total Liabilities $ (1,740,271) $ – $ – $ (1,740,271)
Total $ 474,287,135 $ 31,866,745 $ – $ 506,153,880
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 3,915,549 $ – $ – $ 3,915,549
Repurchase Agreement – 20,906 – 20,906
Total $ 3,915,549 $ 20,906 $ – $ 3,936,455
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,029,024 $ – $ – $ 4,029,024
Repurchase Agreement – 21,176 – 21,176
Total $ 4,029,024 $ 21,176 $ – $ 4,050,200

Equity Funds (I) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 61
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2023, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 6,329,014 $ – $ – $ 6,329,014
Total $ 6,329,014 $ – $ – $ 6,329,014
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 70,728,993 $ – $ – $ 70,728,993
Total $ 70,728,993 $ – $ – $ 70,728,993
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 5,129,036 $ – $ – $ 5,129,036
Total $ 5,129,036 $ – $ – $ 5,129,036
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

62 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (I)
capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund

Equity Funds (I) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 63
records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2023:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2023:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 9,230,050
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,384,168
Total $ 10,614,218
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,312,100
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 1,069,335
Total $ 3,381,435
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,740,271)
Total $ (1,740,271)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (86,258)
Futures Contracts
Equity risk 8,390,270
Total $ 8,304,012

64 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (I)
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2023:
The following is a summary of the Funds' average volume of derivative instruments held during the six months ended June 30,
2023:
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ (21,682)
Futures Contracts
Equity risk (4,172,712)
Total $ (4,194,394)
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 13,169
Total $ 13,169
§ Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 7,839,764
Futures Contracts
Equity risk 1,423,872
Total $ 9,263,636
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 1,963,720
Futures Contracts
Equity risk (1,302,369)
Total $ 661,351
§ Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 4,610,136
Average Number of Purchased Option Contracts 1,442
Futures Contracts:
Average Notional Balance Long $ 71,171,621
U.S. Equity Income
Options:
Average Value Purchased $ 1,154,716
Average Number of Purchased Option Contracts 361
Futures Contracts:
Average Notional Balance Long $ 48,924,069
Average Notional Balance Short $ 49,917,130

Equity Funds (I) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 65
As of June 30, 2023, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(f) Securities Lending
During the six months ended June 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2023, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 116,039
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
U.S. Core $ 14,045,766
U.S. Equity Income 3,638,482
Digital Evolution Strategy 20,906
Innovators 21,176

66 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (I)
by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2023, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2023, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2023, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2023, the joint repos on a gross basis were as follows:
Bank of America NA, 5.06%, dated 6/30/2023, due 7/3/2023, repurchase price $ 81,619,402 , collateralized by U.S. Government
Agency Securities, 3.50%, maturing 8/20/2045; total market value $ 83,216,700.
Cantor Fitzgerald & Co., 5.07%, dated 6/30/2023, due 7/3/2023, repurchase price $168,408,833, collateralized by U.S.
Government Agency Securities, ranging from 1.50% - 8.92%, maturing 8/1/2023 - 8/20/2071; total market value $ 171,704,465.
CF Secured, LLC, 5.05%, dated 6/30/2023, due 7/3/2023, repurchase price $ 118,049,658, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 7.63%, maturing 7/20/2023 - 5/15/2052; total market value $ 120,410,678.
Pershing LLC, 5.08%, dated 6/30/2023, due 7/3/2023, repurchase price $84,936,218, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.00%, maturing 7/16/2023 - 2/20/2073; total market value $ 86,598,282.
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Cantor Fitzgerald &
Co. 4,045,766 – 4,045,766 (4,045,766) –
CF Secured, LLC 4,000,000 – 4,000,000 (4,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 14,045,766 $ – $ 14,045,766 $ (14,045,766) $ –

Equity Funds (I) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 67
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
U.S. Equity Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 3,638,482 $ – $ 3,638,482 $ (3,638,482) $ –
Total $ 3,638,482 $ – $ 3,638,482 $ (3,638,482) $ –
Digital Evolution Strategy
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 20,906 $ – $ 20,906 $ (20,906) $ –
Total $ 20,906 $ – $ 20,906 $ (20,906) $ –
Innovators
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 21,176 $ – $ 21,176 $ (21,176) $ –
Total $ 21,176 $ – $ 21,176 $ (21,176) $ –
* As of June 30, 2023, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

68 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (I)
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

Equity Funds (I) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 69
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements until payments are received by the Fund.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2023, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended June 30, 2023, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2024.
During the six months ended June 30, 2023, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM
US Technology Leaders JPMIM
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
U.S. Core 0.038%
Fund Amount
U.S. Core $ 390,644

70 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (I)
For the six months ended June 30, 2023, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 12, 2023.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
U.S. Core 0.47% 0.43% 0.42%
U.S. Equity Income 0.57 N/A 0.57
Digital Evolution Strategy 0.75 N/A 0.00
Innovators 0.75 N/A 0.00
Large Cap Growth 0.65 N/A 0.00
U.S. Equity 0.39 N/A 0.31
US Technology Leaders 0.75 N/A 0.00
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Digital Evolution Strategy All Classes 0.62%
Innovators All Classes 0.62
Large Cap Growth All Classes 0.62
U.S. Equity All Classes 0.44
US Technology Leaders All Classes 0.62
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
U.S. Equity Income Class I 0.92%
Class II 1.09%
Class X 0.79%
Class Z 1.04%
Fund Classes
Amount
(annual rate)
U.S. Equity Income Class I 1.01%

Equity Funds (I) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 71
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2023, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2023, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2023, NFM earned an aggregate of $491,628 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2023, the Funds' aggregate portion of such costs amounted to $5,762.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2020
Amount
Fiscal Year 2021
Amount
Fiscal Year 2022
Amount
Six Months Ended
June 30, 2023
Amount Total
U.S. Core $ 257,070 $ 395,057 $ 327,567 $ 117,282 $ 1,096,976
U.S. Equity Income — — — — —
Digital Evolution Strategy — — 96,427(a) 43,275 139,702
Innovators — — 96,630(a) 42,448 139,078
Large Cap Growth — — 94,883(a) 40,923 135,806
U.S. Equity 87,747 140,997 76,803 23,822 329,369
US Technology Leaders — — 96,586(a) 42,491 139,077
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

72 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (I)
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2024:
g
During the six months ended June 30, 2023, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.12% of the average daily net assets of Class
X and Class Z shares of each Fund.
For the six months ended June 30, 2023, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2023, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Sustainable U.S. Equity 0.25% N/A
U.S. Equity 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Fund Amount
U.S. Equity Income $ 27,873
Fund Class I Class II Class X Class Z
U.S. Core 0.15% 0.15% N/A N/A
U.S. Equity Income 0.25 0.25 0.12% 0.12%
U.S. Equity N/A 0.25 N/A N/A
N/A — Not Applicable.
Fund Amount
U.S. Core $ 1,542,015
U.S. Equity Income 512,755
Digital Evolution Strategy N/A
Innovators N/A
Large Cap Growth N/A
U.S. Equity 77,044
US Technology Leaders N/A
N/A — Not Applicable.

Equity Funds (I) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 73
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 6, 2023.
During the six months ended June 30, 2023, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2023, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2023, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the
Fund Purchases
*
Sales
*
U.S. Core $ 20,611,353 $ 110,320,228
U.S. Equity Income 158,450,391 179,915,396
Digital Evolution Strategy 1,905,556 1,689,268
Innovators 2,181,278 1,654,718
Large Cap Growth 3,275,459 2,057,583
U.S. Equity 23,751,959 16,705,082
US Technology Leaders 1,227,135 714,453
* Includes purchases and sales of long-term U.S. Government securities, if any.

74 - Notes to Financial Statements - June 30, 2023 (Unaudited) - Equity Funds (I)
extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On October 26, 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports. Tailored Shareholder Reports are
concise and visually engaging streamlined annual and semiannual reports that will focus on fund expenses, performance, certain portfolio holdings, and certain other retail-oriented information. Additional in-depth information is available online and for delivery free of charge to investors on request. The rule became effective in January 2023 and there is an 18-month transition period after the effective date with a compliance date of July 2024. Management is currently evaluating the implications of the changes and the impact on financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2023, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
As of June 30, 2023, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund Amount
Digital Evolution Strategy $ 9
Innovators 4
Large Cap Growth 105
US Technology Leaders 49
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 1,429,617,855 $ 756,161,798 $ (58,947,119) $ 697,214,679
U.S. Equity Income 410,486,659 102,273,488 (6,606,267) 95,667,221
Digital Evolution Strategy 3,071,774 881,928 (17,247) 864,681
Innovators 3,431,394 653,313 (34,507) 618,806
Large Cap Growth 5,215,861 1,168,813 (55,660) 1,113,153
U.S. Equity 60,894,831 10,830,864 (996,702) 9,834,162
US Technology Leaders 4,058,529 1,138,478 (67,971) 1,070,507

Equity Funds (I) - June 30, 2023 (Unaudited) - Notes to Financial Statements - 75
11. Coronavirus (COVID-19) Pandemic
The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
12. Subsequent Events
The Trusts’ credit agreement has been renewed through July 3, 2024. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2023 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

76 - Supplemental Information - June 30, 2023 (Unaudited) - Equity Funds (I)
Nationwide LRMP disclosure
The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
Each series (the “Funds”) of Nationwide Variable Insurance Trust (the “Trust”) has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Trust’s Board of Trustees (the “Board”) has
designated Nationwide Fund Management LLC (“NFM”) as the Program Administrator for each Fund. NFM has established a
Liquidity Risk Management Committee (the “LRMC”), composed of senior members from relevant groups in the Nationwide organization, to manage the Program for each of the Funds.
As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly
Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).
In assessing and managing each Fund’s liquidity risk, the LRMC considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2)
short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions;
and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund in the Trust primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.
At a meeting of the Trust’s Board of Trustees held on June 13, 2023, the Program Administrator provided a written report to the
Board addressing the Program’s operation and assessing the adequacy, and effectiveness of its implementation for the annual period from December 1, 2021 through November 30, 2022. The report concluded that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has been implemented and is operating effectively.

Equity Funds (I) - June 30, 2023 (Unaudited) - Management Information - 77
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position, and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are sixty-
nine (69) series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o
Nationwide Funds Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Kristina Junco Bradshaw
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1980 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Bradshaw was a Portfolio Manager on the Dividend Value team at Invesco from August 2006 to August 2020. Prior to this time, Ms.
Bradshaw was an investment banker in the Global Energy & Utilities group at Morgan Stanley from June 2002 to July 2004.
Other Directorships held During the Past Five Years
2
Board Member of Southern Smoke Foundation from August 2020 to present, Advisory Board Member of Dress for Success from April 2013 to present,
Trustee/Executive Board Member of Houston Ballet from September 2011 to present and President since July 2022, and Board Member of Hermann
Park Conservancy from August 2011 to present, serving as Board Chair since 2020.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Bradshaw has significant board experience; significant portfolio management experience in the investment management industry and is a
Chartered Financial Analyst.
Lorn C. Davis
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
2
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Chair of the Board, Member of the Advisory Board
(non-fiduciary) of Mearthane Products Corporation from September 2019 to present, and Board Member of The College of Holy Cross since July 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Davis has significant board experience, significant past service at a large asset management company and significant experience in the investment management industry. Mr. Davis is a Chartered Financial Analyst and earned a Certificate of Director Education from the National Association of
Corporate Directors in 2008.
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. From 1988 through 2003, Ms. Jacobs was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance
and Annuity Association—College Retirement Equities Fund). Ms. Jacobs also served as Chairman of the Board of Directors of KICAP Network Fund, a
European (United Kingdom) hedge fund, from January 2001 through January 2006.
Other Directorships held During the Past Five Years
2
Trustee and Board Chair of Project Lede from 2013 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Jacobs has significant board experience and significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman since
January 2021
116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Karlawish is a Senior Director of Wealth Management with Curi Capital which acquired Park Ridge Asset Management, LLC in August 2022. Prior
to this time, Mr. Karlawish was a partner with Park Ridge Asset Management, LLC since December 2008 and also served as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Karlawish has significant board experience, including past service on the boards of BB&T Mutual Funds and BB&T Variable Insurance Funds;
significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.

78 - Management Information - June 30, 2023 (Unaudited) - Equity Funds (I)
Interested Trustee
1
Length of time served includes time served with the Trust’s predecessors. The tenure of each Trustee is subject to the Board’s retirement policy, which states that a Trustee shall retire from the Boards of Trustees of the Trusts effective on December 31 of the calendar year during which he or she turns
75 years of age; provided this policy does not apply to a person who became a Trustee prior to September 11, 2019.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 116
Principal Occupation(s) During the Past Five Years (or longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Kosel has significant board experience, including past service on the boards of Evergreen Funds and Sun Capital Advisers Trust; significant executive experience, including past service at a large asset management company and significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 116
Principal Occupation(s) During the Past Five Years (or longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $2.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
2
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Kridler has significant board experience; significant executive experience, including service as president and chief executive officer of one of
America’s largest community foundations and significant service to his community and the philanthropic field in numerous leadership roles.
Charlotte Tiedemann Petersen
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1960 Trustee since January 2023 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a private real estate investor/principal since January 2011. Ms. Petersen served as Chief Investment Officer at Alexander Capital
Management from April 2006 to December 2010. From July 1993 to June 2002, Ms. Petersen was a Portfolio Manager, Partner, and Management
Committee member of Denver Investment Advisors LLC.
Other Directorships held During the Past Five Years
2
Investment Committee for the University of Colorado Foundation from February 2015 to June 2022.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Petersen has significant board experience including past service as a Trustee of Scout Funds and Director of Fischer Imaging, where she chaired committees for both entities; significant experience in the investment management industry and is a Chartered Financial Analyst.
David E. Wezdenko
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 116
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Wezdenko is a Co-Founder of Blue Leaf Ventures (venture capital firm, founded May 2018). From November 2008 until December 2017, Mr.
Wezdenko was Managing Director of JPMorgan Chase & Co.
Other Directorships held During the Past Five Years
2
Independent Trustee for National Philanthropic Trust from October 2021 to present. Board Director of J.P. Morgan Private Placements LLC from
January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Mr. Wezdenko has significant board experience; significant past service at a large asset and wealth management company and significant experience in the investment management industry.
M. Diane Koken
3
Year of Birth Positions Held with Trust and Length of Time
Served
1
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 116
Principal Occupation(s) During the Past Five Years (or longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel, and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years
2
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-2021,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Ms. Koken has significant board experience and significant executive, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.

Equity Funds (I) - June 30, 2023 (Unaudited) - Management Information - 79
2
Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act, which are required to be disclosed in the SAI. In addition, certain other directorships not meeting the requirements may be included for certain Trustees such as board positions on non-profit organizations.
3
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
1
These positions are held with an affiliated person or principal underwriter of the Funds.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Kevin T. Jestice
Year of Birth Positions Held with Funds and Length of Time Served
1980 President, Chief Executive Officer, and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance
Company.
=
1
He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide
Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of
Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1963 Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group and is a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President,
Chief Executive Officer, and Principal Executive Officer from September 2022 until March 2023.
David Majewski
Year of Birth Positions Held with Funds and Length of Time Served
1976 Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.
Kevin Grether
Year of Birth Positions Held with Funds and Length of Time Served
1970 Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1970 Secretary, Senior Vice President, and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
1
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer, and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group and is a Vice President of
Nationwide Mutual Insurance Company.
=
1

80 - Market Index Definitions - June 30, 2023 (Unaudited) - Equity Funds (I)
Bloomberg
®
Emerging Markets Aggregate Bond Index (USD): A flagship hard currency Emerging Markets debt benchmark that includes fixed and floating-rate US dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.
Bloomberg
®
U.S. Municipal Index: An index based on USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
Bloomberg
®
U.S. Aggregate Total Return Index (USD): Provides a measure of the performance of the U.S. dollar denominated investment grade bond market, including investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage-backed securities and asset backed securities that are publicly for sale in the United
States.
Bloomberg
®
U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-
grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg
®
U.S. Corporate High Yield Bond Index: Measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.
Bloomberg
®
U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-
yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg
®
U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the Bloomberg
®
U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-related issues, and corporates.
Bloomberg
®
U.S. 10-20 Year Treasury Bond Index: Measures US dollar-denominated, fixed-rate, nominal debt issued by the US
Treasury with 10-20 years to maturity.
Bloomberg
®
U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of the US
Treasury Inflation Protected Securities (TIPS) market.
Bloomberg
®
Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-backed pass-
through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association
(Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least one year.
Bloomberg
®
U.S. Government/Mortgage Index: Measures the performance of U.S. government bonds and mortgage-related securities, including Ginnie Maes, Freddie Macs, Hybrid ARMs, Fannie Maes, U.S. Treasuries and U.S. Agencies only. It is a subset of the Bloomberg
®
U.S. Aggregate Index.
Note about Bloomberg
®
Indexes
Bloomberg
®
and its indexes are service marks of Bloomberg
®
Finance L.P. and its affiliates including Bloomberg
®
Index Services
Limited, the administrator of the index, and have been licenses for use for certain purposes by Nationwide. Bloomberg
®
is not
affiliated with Nationwide, and Bloomberg
®
does not approve, endorse, review, or recommend this product. Bloomberg
®
does not
guarantee the timeliness, accurateness, or completeness of any date or information relating to this product.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized, and corporate debt with remaining maturities of one year or more.

Equity Funds (I) - June 30, 2023 (Unaudited) - Market Index Definitions - 81
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay, and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2023 Citigroup Index LLC. All rights reserved
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2023. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros. The Index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch Global High Yield Index: An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds, and euros.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2023).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities, and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.

82 - Market Index Definitions - June 30, 2023 (Unaudited) - Equity Funds (I)
Note about JPMorgan Indexes
Information has been obtained from sources believed to be dependable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.
© 2023, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate, and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
Note about Morningstar
®
Indexes
Neither any Morningstar company nor any of its information providers can guarantee the accuracy, completeness, timeliness, or correct sequencing of any of the information on this website, including, but not limited to, information originated by any Morningstar company, licensed by any Morningstar company from information providers, or gathered by any Morningstar company from other third-party sources (e.g., publicly available sources). ©2023 Morningstar
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
: Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index that captures small cap representation across Developed Markets countries around the world including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, excluding the US and Canada.

Equity Funds (I) - June 30, 2023 (Unaudited) - Market Index Definitions - 83
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
Note about MSCI Indexes
MSCI cannot and does not guarantee the accuracy, validity, timeliness or completeness of any information or data made available to you for any particular purpose. Neither MSCI, nor any of its affiliates, directors, officers, or employees, nor its successors or assigns, nor any third-party vendor, will be liable or have any responsibility of any kind for any loss or damage that you incur.
© 2023 MSCI Inc. All rights reserved.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. The New York Stock Exchange maintain this Index, but also includes stocks that trade on exchanges other than the NYSE.
Note about NYSE Arca Index
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
“, “NYSE ARCA
SM
” and “NYSE Arca Tech 100
SM
” are trademarks of the NYSE Group,
Inc. and Archipelago Holdings, Inc. and have been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide
NYSE Arca Tech 100 Index Fund. The Nationwide NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold, or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, the Nationwide NYSE Arca Tech 100 Index to track general stock market performance.
Russell 1000
®
Index: A stock market index that represents the 1000 top companies by market capitalization in the Russell 3000
Index in the United States.
Russell 1000
®
Equal Weight Technology Index: Russell's industry equal weight index methodology equally weights each industry within the index and then equally weights the companies within each industry. Provides greater diversification benefits than traditional equal weighted indexes.
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500
TM
Growth Index: An unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. Includes companies with higher growth earning potential.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.

84 - Market Index Definitions - June 30, 2023 (Unaudited) - Equity Funds (I)
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, which seeks to be a benchmark of the entire U.S stock market.
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index: Represents U.S. securities classified under the GICS
®
information technology
sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-
industries.
S&P Target Date
®
To Indexes: A series of 13 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 12 indexes that correspond to a specific target retirement date (ranging from 2010 through 2065+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
Note about S&P Indexes
Standard & Poor's Financial Services LLC or its affiliates (collectively, S&P) and any third-party providers, as well as their directors, officers, shareholders, employees, or agents do not guarantee the accuracy, completeness, timeliness, or availability of the content.
S&P parties are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, for the results obtained from the use of the content, or for the security or maintenance of any data input by the user. The content is provided on an "as is" basis. Copyright © 2023 by Standard & Poor's Financial Services LLC.

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